united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CORPORATE BONDS & NOTES - 55.0%
AEROSPACE / DEFENSE - 0.2%
TransDigm, Inc.	$ 75,000	6.000%		7/15/2022	$ 73,875
TransDigm, Inc. - 144A	35,000	6.500		5/15/2025	33,775
					107,650
AIRLINES ABS - 0.9%
Air Canada 2013-1 Class B Pass Through Trust - 144A	96,907	5.375		5/15/2021	95,332
Continental Airlines 2009-2 Class A Pass Through Trust	216,156	7.250		11/10/2019	244,743
United Airlines 2009-2A Pass Through Trust	105,036	9.750		1/15/2017	111,469
					451,544
AUTO MANUFACTURERS - 0.8%
Ford Motor Credit Co. LLC.	270,000	5.750	+	2/1/2021	295,418
General Motors Financial Co., Inc.	130,000	3.500		7/10/2019	130,934
					426,352
AUTO PARTS & EQUIPMENT - 0.8%
Delphi Automotive PLC	105,000	3.150		11/19/2020	105,195
Meritor, Inc.	160,000	6.750		6/15/2021	140,800
MPG Holdco I, Inc.	105,000	7.375		10/15/2022	101,654
Omega US Sub LLC - 144A	110,000	8.750		7/15/2023	90,250
					437,899
AUTOMOBILE ABS - 2.6%
California Republic Auto Receivables Trust 2014-3 A4	390,000	1.790		3/16/2020	390,841
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740		10/22/2018	590,432
Drive Auto Receivables Trust 2015-D - 144A	165,000	3.380		11/15/2021	165,329
Ford Credit Auto Owner Trust 2013-B D	194,000	1.820	+	11/15/2019	194,970
					1,341,572
BANKS - 8.5%
Banco de Credito del Peru - 144A	170,000	6.125	+	4/24/2027	175,185
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	325,122
Banco Internacional del Peru SAA -144A	200,000	6.625	+	3/19/2029	197,000
Banco Santander Chile - 144A	300,000	3.875		9/20/2022	298,713
Bank of America Corp.	55,000	2.000		1/11/2018	54,837
Bank of America Corp.	175,000	5.625		7/1/2020	193,733
Bank of New York Mellon	110,000	4.950	+	Perpetual	108,664
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	288,152
Capital One Financial Corp.	135,000	4.200		10/29/2025	135,497
Citigroup, Inc.	130,000	4.050		7/30/2022	132,706
Citigroup, Inc.	100,000	5.800	+	Perpetual	97,375
Citizens Financial Group, Inc. - 144A	110,000	5.500	+	Perpetual	107,217
Goldman Sachs Group, Inc.	185,000	5.750	+	1/24/2022	210,088
Goldman Sachs Group, Inc.	75,000	5.700	+	Perpetual	74,156
JPMorgan Chase & Co.	40,000	6.125		6/27/2017	42,380
JPMorgan Chase & Co.	35,000	5.300	+	Perpetual	34,877
Macquarie Bank Ltd. - 144A	17,000	6.625		4/7/2021	19,277
Morgan Stanley	185,000	4.100		5/22/2023	187,570
Morgan Stanley	225,000	6.375		7/24/2042	274,092
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	238,425
SunTrust Banks, Inc. ^	30,000	5.625	+	Perpetual	29,812
Turkiye Garanti Bankasi AS - 144A	330,000	5.250		9/13/2022	326,502
UBS AG ^	650,000	7.625		8/17/2022	736,787
Zions Bancorporation	115,000	4.500		6/13/2023	116,111
					4,404,278
BEVERAGES - 0.4%
Anheuser-Busch InBev Finance, Inc.	65,000	3.3000		2/1/2023	66,032
Anheuser-Busch InBev Finance, Inc.	135,000	3.6500		2/1/2026	136,988
Constellation Brands, Inc.	25,000	4.7500		12/1/2025	25,875
					228,895
BIOTECHNOLOGY - 0.0%
Concorida Healthcare Corp. - 144A	5,000	7.000		4/15/2023	4,375

BUILDING MATERIALS - 0.2%
Masco Corp.	95,000	5.950		3/15/2022	104,263
Masco Corp.	25,000	4.450		4/1/2025	25,062
					129,325
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
CHEMICALS - 0.8%
Methanex Corp.	$ 130,000	4.250%		12/1/2024	$ 106,600
New Market Corp.	305,000	4.100		12/15/2022	310,589
					417,189
COAL - 0.1%
Consol Energy, Inc.	70,000	5.875		4/15/2022	45,587

COMMERCIAL MBS - 6.4%
A10 Securitization 2013-1 B LLCA10 2013-1 B - 144A	300,000	4.120		11/15/2025	298,802
Aventura Mall Trust 2013-AVM A - 144A	155,000	3.743	+	12/5/2032	164,027
Aventura Mall Trust 2013-AVM C - 144A	100,000	3.743	+	12/5/2032	102,394
CD 2007-CD4 Commercial Mortgage Trust	104,540	5.322		12/11/2049	106,568
Citigroup Commercial Mortgage Trust 2007-C6 A4	290,000	5.898	+	12/10/2049	299,557
Citigroup Commercial Mortgage Trust 2008-C7 AH	95,000	6.345	+	12/10/2049	100,997
CSAIL Commercial Mortgage Trust CMO 2015 C1 Class A4	135,000	3.849		6/15/2057	139,873
DBUBS 2011-LC3 Mortgage Trust -LC3A Class D - 144A	105,000	5.625	+	8/10/2044	107,749
FREMF 2015-K720 Mortgage Trust - 144A	115,000	3.506	+	7/25/2022	103,315
GAHR Commericial Mortgage Trust 2015-NRF CFX - 144A	105,000	3.495	+	12/15/2019	102,741
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 A4	470,000	5.882	+	2/15/2051	488,292
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR - 144A	140,000	6.184	+	8/5/2032	154,842
LB-UBS Commercial Mortgage Trust 2007-C7 A3	62,563	5.866	+	9/15/2045	66,138
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	135,000	4.559		11/15/1948	129,747
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.865	+	4/15/2049	227,746
Morgan Stanley Capital I Trust 2015-MS1 Class AS	270,000	4.164	+	5/15/2048	287,345
Motel 6 Trust CMO 2015-MTL6 Class B - 144A	170,000	3.298		2/5/2030	170,205
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	165,000	3.719		4/15/2050	158,191
WFRBS Commercial Mortgage Trust 2011-C5 - 144A	100,000	5.822	+	11/15/2044	108,011
					3,316,540
COMMERCIAL SERVICES - 1.5%
ADT Corp.	180,000	6.250		10/15/2021	187,650
Ahern Rentals, Inc.- 144A	115,000	7.375		5/15/2023	84,525
Harland Clarke Holdings Corp. - 144A	70,000	6.875		3/1/2020	58,625
Jaguar Holding Co II / Pharmaceutical Product Development LLC - 144A	50,000	6.375		8/1/2023	49,375
McGraw Hill Financial, Inc.	140,000	4.000		6/15/2025	141,523
New York University	55,000	4.142		7/1/2048	53,448
Team Health, Inc. - 144A	5,000	7.250		12/15/2023	5,237
United Rentals North America, Inc. ^	55,000	5.500		7/15/2025	49,295
Verisk Analytics, Inc.	135,000	4.000		6/15/2025	133,090
					762,768
COMPUTERS - 0.3%
Hewlett Packard Enterprise Co. - 144A	80,000	4.400		10/15/2022	79,094
Hewlett Packard Enterprise Co. - 144A ^	80,000	4.900		10/15/2025	75,998
					155,092
DIVERSIFIED FINANCIAL SERVICES - 1.0%
Air Lease Corp.	140,000	2.625		9/4/2018	137,849
Ally Financial, Inc.	70,000	3.250		11/5/2018	68,775
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10,000	4.875		3/15/2019	9,225
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	100,000	5.875		2/1/2022	89,750
Jefferies Group LLC	60,000	6.875		4/15/2021	67,712
Macquarie Group Ltd.- 144A	125,000	6.250		1/14/2021	141,189
					514,500
ELECTRIC - 0.9%
Calpine Corp. ^	89,000	5.375		1/15/2023	81,435
Electricite de France SA - 144A	165,000	5.250	+	Perpetual	148,500
NRG Yield Operating LLC	40,000	5.375		8/15/2024	33,800
Southern Power Co.	170,000	4.150		12/1/2025	173,616
Talen Energy Supply LLC - 144A	60,000	4.625		7/15/2019	46,200
					483,551
ELECTRONICS - 0.2%
Flextronics International Ltd.	135,000	4.750		6/15/2025	129,937
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC. - 144A	$ 110,000	5.875%		2/1/2023	$ 88,275

ENTERTAINMENT - 0.5%
Churchill Downs, Inc. - 144A	35,000	5.375		12/15/2021	35,350
GLP Capital LP / GLP Financing II Inc.	95,000	4.875		11/1/2020	93,338
GLP Capital LP / GLP Financing II Inc.	5,000	5.375		11/1/2023	4,812
Penn National Gaming Inc . ^	120,000	5.875		11/1/2021	116,700
Scientific Games International, Inc.	65,000	6.625		5/15/2021	31,200
					281,400
FOOD - 0.4%
Pilgrims Pride Corp. - 144A	40,000	5.750		3/15/2025	38,600
Safeway, Inc.	85,000	7.250		2/1/2031	68,213
Whole Foods Market, Inc. - 144A	110,000	5.200		12/3/2025	110,386
					217,199
FOOD SERVICE - 0.1%
Aramark Services, Inc. - 144A	55,000	5.125		1/15/2024	56,925

GAS - 0.1%
NGL Energy Partners LP	105,000	5.125		7/15/2019	77,175

HEALTHCARE PRODUCTS - 0.5%
Alere, Inc. - 144A	40,000	6.375		7/1/2023	37,900
Crimson Merger Sub, Inc. - 144A	80,000	6.625		5/15/2022	53,800
Fresenius US Finance II, Inc. - 144A	25,000	4.500		1/15/2023	25,125
Mallinckrodt International Finance SA -144A	40,000	5.750		8/1/2022	38,400
Mallinckrodt International Finance SA -144A	120,000	5.625		10/15/2023	113,100
Mallinckrodt International Finance SA -144A	5,000	5.500		4/15/2025	4,475
					272,800
HEALTHCARE - SERVICES - 1.7%
Acadia Healthcare Co., Inc.	45,000	5.125		7/1/2022	41,850
Acadia Healthcare Co., Inc.	10,000	5.625		2/15/2023	9,475
Centene Escrow Corp. - 144A	50,000	5.625		2/15/2021	51,000
CHS/Community Health Systems, Inc. ^	30,000	5.125		8/1/2021	29,925
HCA, Inc. ^	170,000	5.375		2/1/2025	172,125
HealthSouth Corp. - 144A	10,000	5.750		11/1/2024	9,921
HealthSouth Corp. - 144A	85,000	5.750		9/15/2025	82,858
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375		5/15/2019	65,975
MEDNAX, Inc. - 144A	65,000	5.250		12/1/2023	66,787
Select Medical Corp. ^	140,000	6.375		6/1/2021	120,925
Surgical Care Affiliates, Inc. - 144A	110,000	6.000		4/1/2023	106,700
Tenet Healthcare Corp. - 144A	130,000	4.012	+	6/15/2020	128,375
					885,916
HOLDING COMPANIES - DIVERSIFIED - 0.8%
Argos Merger Sub, Inc. - 144A ^	100,000	7.125		3/15/2023	101,000
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+	Perpetual	193,140
Leucadia National Corp.	105,000	5.500		10/18/2023	100,049
					394,189
HOME BUILDERS - 0.6%
M/I Homes, Inc. - 144A	70,000	6.750		1/15/2021	68,250
MDC Holdings, Inc.	130,000	5.500		1/15/2024	128,050
TRI Pointe Holdings, Inc.	110,000	5.875		6/15/2024	107,250
					303,550
HOME EQUITY ABS - 2.1%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087		2/28/2041	595,497
GSAA Trust 2005-1 AF4 (a)	327,658	5.619		11/25/2034	344,913
NovaStar Mortgage Funding Trust Series 2004-4	140,000	2.152	+	3/25/2035	136,062
					1,076,472
HOUSEHOLD PRODCUCTS - 0.0%
Jarden Corp. - 144A	15,000	5.000		11/15/2023	15,487

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
INSURANCE - 1.4%
Allstate Corp.	$ 200,000	5.750	%,+	8/15/2053	$ 204,125
Prudential Financial, Inc.	245,000	5.625	+	6/15/2043	248,063
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+	9/15/2054	111,519
Voya Financial, Inc.	125,000	5.650	+	5/15/2053	121,875
York Risk Services Holding Corp. - 144A	70,000	8.500		10/1/2022	53,987
					739,569
INTERNET - 0.3%
Priceline Group, Inc.	140,000	3.650		3/15/2025	139,006

INVESTMENT COMPANIES - 0.5%
Ares Capital Corp.	18,000	4.875		11/30/2018	18,570
Ares Capital Corp.	49,000	3.870		1/15/2020	49,959
FS Investment Corp.	110,000	4.250		1/15/2020	111,929
FS Investment Corp.	55,000	4.750		5/15/2022	54,315
					234,773
IRON / STEEL - 0.7%
ArcelorMittal	115,000	6.125		6/1/2025	83,950
Carpenter Technology Corp.	300,000	4.450		3/1/2023	291,273
					375,223
LEISURE TIME - 0.1%
NCL Corp. Ltd. - 144A	45,000	4.625		11/15/2020	43,988

LODGING - 0.7%
Boyd Gaming Corp.	110,000	9.000		7/1/2020	116,600
Boyd Gaming Corp.	55,000	6.875		5/15/2023	56,100
Station Casinos LLC	170,000	7.500		3/1/2021	175,950
					348,650
MEDIA - 0.9%
CCO Holdings LLC - 144A	140,000	5.125		5/1/2023	140,350
CCO Safari II LLC -144A	30,000	4.908		7/23/2025	30,075
CCOH Safari LLC - 144A	90,000	5.750		2/15/2026	89,718
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	105,000	5.125		12/15/2021	94,894
Clear Channel Worldwide Holdings, Inc.	115,000	7.625		3/15/2020	95,306
					450,343
MISCELLANEOUS MANUFACTURING - 0.8%
Bombardier, Inc. - 144A	105,000	4.750		4/15/2019	83,475
General Electric Co. ^	341,000	5.000	+	Perpetual	350,804
					434,279
OIL & GAS - 0.9%
Antero Resources Corp. - 144A	60,000	5.625		6/1/2023	50,100
Helmerich & Payne International Drilling Co.	80,000	4.650		3/15/2025	76,423
Parker Drilling Co.	240,000	7.500		8/1/2020	168,600
Sunoco Finance Corp. - 144A	155,000	6.375		4/1/2023	143,763
					438,886
PACKAGING & CONTAINERS - 0.2%
Berry Plastics Corp.	105,000	5.125		7/15/2023	102,638

PHARMACEUTICALS - 0.7%
AbbVie, Inc.	45,000	3.600		5/14/2025	45,116
Capsugel SA - 144A (b)	20,000	7.000		5/15/2019	19,588
Endo Ltd. - 144A ^	80,000	6.000		7/15/2023	80,800
JLL/Delta Dutch Pledge Co. BV - 144A (b)	55,000	8.750		5/1/2020	48,813
Mylan NV - 144A	30,000	3.000		12/15/2018	30,081
Owens & Minor, Inc.	25,000	3.875		9/15/2021	25,510
Quintiles Transnational Corp. - 144A	55,000	4.875		5/15/2023	55,962
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500		3/1/2023	35,500
Zoetis, Inc.	35,000	3.450		11/13/2020	35,546
					376,916
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
PIPELINES - 1.3%
Blue Racer Midstream LLC - 144A	$ 30,000	6.125%		11/15/2022	$ 22,575
Energy Transfer Equity LP	110,000	5.875		1/15/2024	86,350
Kinder Morgan, Inc. ^	130,000	4.300		6/1/2025	113,083
MPLX LP - 144A	110,000	4.875		12/1/2024	85,998
Sabine Pass Liquefaction LLC	100,000	6.250		3/15/2022	92,625
Transcanada Trust	110,000	5.625	+	5/20/1975	99,125
Williams Cos., Inc.	230,000	3.700		1/15/2023	150,413
Williams Cos., Inc.	25,000	4.550		6/24/2024	16,412
					666,581
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A	135,000	4.000		5/30/2024	136,644

REAL ESTATE - 1.4%
American Campus Communities Operating Partnership LP	20,000	3.350		10/1/2020	20,319
American Homes 4 Rent 2014-SFR2 C Trust - 144A	130,000	4.705		10/17/2036	127,935
American Homes 4 Rent 2015-SFR2 Trust	120,000	4.691		10/17/2045	120,125
B2R Mortgage Trust 2015-1 A1 - 144A	97,621	2.524		5/15/2048	96,618
Countrywide Asset-Backed Certificates 2005-1 AF5A (a)	290,267	5.145		7/25/2035	287,466
Sierra Timeshare 2014-2 AA Receivables Funding LLC - 144A	43,866	2.050		6/20/2031	44,048
					696,511
REITS - 5.2%
American Tower Corp.	40,000	3.300		2/15/2021	40,207
American Tower Corp.	35,000	4.400		2/15/2026	35,496
Brixmor Operating Partnership LP	35,000	3.875		8/15/2022	35,657
Corporate Office Properties LP	90,000	3.700		6/15/2021	88,458
Corporate Office Properties LP	315,000	3.600		5/15/2023	293,174
Corrections Corp of America	175,000	5.000		10/15/2022	176,969
CTR Partnership LP / CareTrust Capital Corp.	90,000	5.875		6/1/2021	90,045
Digital Realty Trust LP	160,000	5.250		3/15/2021	174,793
Digital Realty Trust LP	55,000	3.950		7/1/2022	55,831
Education Realty Operating Partnership LP	135,000	4.600		12/1/2024	136,273
ESH Hospitality, Inc. - 144A	110,000	5.250		5/1/2025	106,493
Healthcare Realty Trust, Inc.	90,000	3.875		5/1/2025	89,287
Healthcare Trust of America Holdings LP	50,000	3.375		7/15/2021	50,340
Highwoods Realty LP	305,000	3.625		1/15/2023	302,745
iStar Financial, Inc.	140,000	5.000		7/1/2019	132,125
Kilroy Realty LP	135,000	4.375		10/1/2025	139,327
Kimco Realty Corp.	135,000	3.400		11/1/2022	136,250
MPT Operating Partnership LP / MPT Finance Corp.	60,000	5.500		5/1/2024	59,400
National Retail Properties, Inc.	40,000	4.000		11/15/2025	40,113
Retail Opportunity Investments Partnership LP	105,000	4.000		12/15/2024	101,952
Select Income REIT	140,000	4.500		2/1/2025	129,669
Welltower, Inc.	145,000	4.000		6/1/2025	144,688
WP Carey, Inc.	110,000	4.600		4/1/2024	110,439
					2,669,731
RETAIL - 1.4%
AmeriGas Finance Corp.	95,000	7.000		5/20/2022	93,575
Landry's, Inc. - 144A	175,000	9.375		5/1/2020	185,719
Party City Holdings, Inc. - 144A	15,000	6.125		8/15/2023	14,625
QVC, Inc.	310,000	4.375		3/15/2023	297,593
Rite Aid Corp. - 144A	30,000	6.125		4/1/2023	31,762
Tops Holding LLC / Tops Markets II Corp. - 144A	110,000	8.000		6/15/2022	105,050
					728,324
SEMICONDUCTOR - 0.3%
KLA-Tencor Corp.	140,000	4.650		11/1/2024	142,059

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
SOFTWARE - 0.3%
Emdeon, Inc. - 144A	$ 70,000	6.000%		2/15/2021	$ 65,275
Fidelity National Information Services, Inc.	50,000	3.625		10/15/2020	50,979
First Data Corp. - 144A	40,000	5.750		1/15/2024	39,800
					156,054
TELECOMMUNICATIONS - 2.3%
AT&T, Inc.	315,000	3.875		8/15/2021	329,913
Digicel Group Ltd.-144A ^	200,000	8.250		9/30/2020	162,775
Frontier Communications Corp.	75,000	6.250		9/15/2021	63,563
Frontier Communications Corp. - 144A	15,000	10.500		9/15/2022	14,644
Sprint Corp.	170,000	7.250		9/15/2021	123,250
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	280,307
T-Mobile USA, Inc.	100,000	6.500		1/15/2026	100,500
Windstream Corp. ^	115,000	7.750		10/15/2020	95,737
					1,170,689
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP - 144A	55,000	3.375		2/1/2022	54,038

WHOLE LOAN COLLATERAL CMO - 2.6%
Banc of America Funding 2005-1 1A1	70,586	5.500		2/25/2035	71,215
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	73,669	6.750		8/25/2034	78,160
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	90,547	2.311	+	8/25/2034	90,713
Freddie Mac Structured Agency Credit Risk Debt Notes	250,000	2.077	+	4/25/2024	246,161
Master Alternative Loans Trust 2004-46A1	95,057	5.500		4/25/2034	100,165
Residential Asset Securitization Trust 2005-A1	120,365	5.500		4/25/2035	122,392
Sequoia Mortgage trust 2015-1 A1 - 144A	131,294	3.500	+	1/25/2045	133,368
Towd Point Mortgage Trust 2015-3 - 144A	171,612	3.000	+	3/25/2054	172,816
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	77,755	5.000		9/25/2018	78,964
WinWater Mortgage Loan Trust 2014-1 A1 - 144A	71,401	3.958	+	6/20/2044	74,371
WinWater Mortgage Loan Trust 2014-3 - 144A	147,731	3.500	+	11/20/2044	150,401
					1,318,726

TOTAL CORPORATE BONDS & NOTES (Cost - $29,221,079)					28,450,070

FOREIGN GOVERNMENT BONDS - 0.2%
El Salvador Government International Bond - 144A (Cost - $105,858)	105,000	6.375		1/18/2027	84,000

MUNICIPAL - 1.8%
City of Chicago IL Wastewater Transmission Revenue	25,000	5.180		1/1/2027	25,282
Rockdale County Water & Sewerage Authority	305,000	3.060		7/1/2024	318,945
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	355,920
State of Texas	245,000	3.011		10/1/2026	250,138
TOTAL MUNICIPAL - (Cost - $900,000)					950,285

U.S. GOVERNMENT & AGENCY - 34.1%
U.S. GOVERNMENT AGENCY - 9.9%
Fannie Mae Pool 310041	128,690	6.500		5/1/2037	148,589
Fannie Mae Pool 735061	41,046	6.000		11/1/2034	46,822
Fannie Mae Pool 866009	48,862	6.000		3/1/2036	55,312
Fannie Mae Pool 909175	52,386	5.500		4/1/2038	60,594
Fannie Mae Pool 909220	121,090	6.000		8/1/2038	137,056
Fannie Mae Pool 938574	319,339	5.500		9/1/2036	359,350
Fannie Mae Pool 962752	40,982	5.000		4/1/2038	46,225
Fannie Mae Pool AA7001	253,975	5.000		6/1/2039	284,536
Fannie Mae Pool AS 5696	457,187	3.500		8/1/2045	479,322
Fannie Mae Pool AS6386	1,073,002	3.000		12/1/2045	1,096,497
Fannie Mae Pool AX3195	495,988	4.000		9/1/2044	530,601
Fannie Mae Pool FNMA AS 5596	452,266	3.500		8/1/2045	474,163
Fannie Mae Pool FNMA AS 5634	402,821	3.000		8/1/2045	411,804
Fannie Mae Pool MA 2495	538,385	3.500		1/1/2046	564,452
Federal Home Loan Pool G01980	302,293	5.000		12/1/2035	338,717
Freddie Mac Gold Pool G05888	67,988	5.500		10/1/2039	76,461
					5,110,501
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2016
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
U.S. TREASURY OBLIGATIONS - 24.2%
United States Treasury Bond	$ 1,195,000	3.125%		2/15/2043	$ 1,289,246
United States Treasury Note	625,000	0.500		11/30/2016	624,536
United States Treasury Note	700,000	0.625		12/31/2016	700,014
United States Treasury Note	2,585,000	0.75		12/31/2017	2,583,082
United States Treasury Note	2,515,000	1.375		4/30/2020	2,528,410
United States Treasury Note	3,205,000	2.375		8/15/2024	3,337,270
United States Treasury Note	665,000	2.250		11/15/2024	685,067
United States Treasury Note	780,000	2.000		2/15/2025	786475
					12,534,100

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $17,272,575)					17,644,601

BANK LOANS - 4.2%
AEROSPACE / DEFENSE - 0.1%
LM US Member LLC	80,000	8.500	+	6/24/2022	66,441

CHEMICALS - 0.2%
Ineos US Finance LLC	6,947	4.250	+	3/11/2022	6,651
PolyOne Corp.	34,000	3.750	+	11/6/2022	34,069
US Farathane	56,050	6.750	+	1/16/2022	56,050
					96,770
COMMERCIAL SERVICES - 0.5%
Ardent Legacy Acquisitions	55,860	5.500	+	7/31/2021	55,651
Concordia	46,000	5.250	+	10/20/2021	44,246
Greatbatch	52,000	5.250	+	9/22/2022	51,594
Laureate Education, Inc.	59,535	5.000	+	6/15/2018	47,003
National Veterinary Associates	40,000	8.000	+	8/8/2022	39,067
					237,561
COMPUTERS & ELECTRONICS - 0.2%
CPI International, Inc.	43,103	6.750	+	7/29/2022	42,367
Mitchell International, Inc.	68,000	8.500	+	10/11/2021	57,800
					100,167
FOOD - 0.2%
Hostess Brands LLC	110,000	3.500	+	7/29/2023	107,525

HEALTHCARE - 0.8%
American Renal Holdings, Inc.	279,943	8.500	+	2/20/2020	270,145
Envision Healthcare Corp.	13,000	4.500	+	10/28/2022	12,938
Regional Care Hospital, Inc.	46,295	6.000	+	3/24/2019	45,716
Surgery Center	68,446	4.250	+	4/24/2020	67,249
Surgery Center	20,122	7.500	+	7/23/2021	18,463
					414,511
INSURANCE - 0.1%
Sedgwick CMS Holdings, Inc.	85,000	6.750	+	2/11/2022	76,004

LEISURE TIME - 0.0%
CDS U.S. Intermediate Holdings	28,928	4.000	+	6/25/2022	27,112

LODGING - 0.0%
Eldorado Resorts, Inc.	24,875	3.250	+	7/18/2022	24,719

MISCELLANEOUS MANUFACTURING - 0.1%
Schumacher Group	57,855	5.000	+	9/28/2022	57,204

OIL & GAS - 0.3%
Chelsea Petroleum	66,720	4.250	+	7/20/2022	63,217
Chief Exploration and Development	77,000	7.500	+	5/12/2021	45,276
Jonah Energy LLC	62,000	7.500	+	5/12/2021	35,650
					144,143
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
January 31, 2015
	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
PHARMACEUTICALS - 0.2%
Amneal Pharmaceuticals	$ 41,685	4.750	%,+	11/1/2019	$ 41,168
Medimpact Healthcare	78,013	0.000	+	9/3/2022	77,037
					118,205
PROFESSIONAL & BUSINESS SERVICES - 0.2%
Inventiv Health, Inc.	119,990	7.750	+	5/15/2018	119,240

REAL ESTATE - 0.1%
Capital Automotive LP	31,564	5.500	+	3/28/2021	31,032

RETAIL - 0.6%
Albertsons, Inc.	75,430	4.500		8/11/2021	73,973
PetSmart	14,888	5.000	+	2/9/2022	14,455
Staples, Inc.	106,000	3.750	+	4/23/2021	105,404
Staples, Inc.	123,000	4.750	+	1/22/2022	122,359
					316,191
SOFTWARE - 0.2%
First Data Corp.	94,000	3.937	+	6/25/2022	92,402

UTILITIES - 0.3%
Atlantic Power LP	20,505	4.750	+	2/19/2021	20,018
NRG Energy, Inc.	144,258	4.750	+	2/19/2021	141,824
					161,842

TOTAL BANK LOANS - (Cost - $2,308,781)					2,191,069

PREFERRED STOCK - 1.5%
BANKS - 1.5%
GMAC Capital Trust I	17,600	8.125	+	2/15/2040	$ 447,920
Zions Bancorporation	10,800	6.950	+	9/15/2028	307,152
TOTAL PREFERRED STOCK - (Cost - $710,000)					755,072

SHORT-TERM INVESTMENT - 5.1%
MONEY MARKET FUND - 5.1%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $2,643,175)	2,643,175	0.120	+		2,643,175

COLLATERAL FOR SECURITIES LOANED - 4.6%
Mount Vernon Prime Portfolio + (Cost - $2,375,619)	2,375,619	0.510	+		2,375,619

TOTAL INVESTMENTS - 106.5% (Cost - $55,537,087)					$ 55,093,891
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5) %					(3,368,489)
NET ASSETS - 100.0%					$ 51,725,402

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
^ All or a portion of these securities are on loan. Total loaned securities had a value of $2,324,536 at December 31, 2015.
+ Variable rate security. Interest rate is as of December 31, 2015.
* The value of this security has been determined in good faith under the policies of the Board of Trustees.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2015.
(b) Payment - in - Kind.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $55,537,089 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
			Unrealized Appreciation:		892,254
			Unrealized Depreciation:		(1,332,756)
			Net Unrealized Depreciation:		(440,502)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
January 31, 2016

Security			Shares		Value
COMMON STOCK - 76.4%
AIRLINES - 0.0%
AMR Corp. *			101,283		$ 104,321

AUTO MANUFACTURER - 0.8%
General Motors Co. #			72,000		2,134,080

AUTO PARTS & EQUIPMENT - 3.4%
Johnson Controls, Inc. #			245,947		8,822,119

BANKS - 1.3%
Citigroup, Inc. #			80,500		3,427,690

BEVERAGES - 1.1%
Keurig Green Mountain, Inc.			31,900		2,847,075

BUILDING MATERIALS - 1.6%
West China Cement Ltd.			19,671,643		4,045,478

CHEMICALS - 8.0%
Air Products & Chemicals, Inc.			22,400		2,838,304
Airgas, Inc.			52,241		7,313,740
Dow Chemical Co. ^ #			65,494		2,750,748
El du Pont de Nemours & Co. #			42,963		2,266,728
W.R. Grace & Co. * #			65,200		5,303,368
					20,472,888
COMMERCIAL SERVICES - 1.9%
Heartland Payment Systems, Inc.			133		12,247
Hertz Global Holdings, Inc. * #			537,300		4,878,684
SFX Entertainment, Inc. * #			536,171		69,702
					4,960,633
COMPUTERS - 3.1%
EMC Corp.			315,351		7,811,244

ENVIRONMENTAL CONTROL - 0.4%
Progressive Waste Solutions Ltd.			31,774		895,074

HEALTHCARE-SERVICES - 2.7%
Health Net, Inc. * #			5,233		346,529
Humana, Inc. #			40,297		6,559,949
					6,906,478
HOLDING COMPANIES - DIVERSIFIED - 0.8%
Hennessy Capital Acquisition Corp II			104,074		1,013,681
Pacific Special Acquisition Corp			105,552		1,044,965
Pacific Special Acquisition Corp			105,552		16,888
Pacific Special Acquisition Corp			105,552		10,144
					2,085,678
HOUSHOLD PRODUCTS/WARES - 2.1%
Jarden Corp.			100,817		5,348,342

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security			Shares		Value
INSURANCE - 0.6%
American International Group, Inc. #			13,200		$ 745,536
Chubb Corp. #			1		94
StanCorp Financial Group, Inc.			315		36,118
Symetra Financial Group			26,948		862,875
					1,644,623
INTERNET - 6.1%
Qihoo 360 Technology Co. Ltd.			9,400		674,074
Yahoo, Inc. * #			339,478		10,017,996
Touku Tudou, Inc.			183,615		4,999,836
					15,691,906
LODGING - 4.6%
Hilton Worldwide Holdings, Inc.			62,400		1,111,344
MGM Resorts Inertnational			239,000		4,799,120
Starwood Hotels & Resorts Worldwide, Inc.			93,227		5,802,448
					11,712,912
MEDIA - 5.7%
Cablevision Systems Corp.			97,079		3,097,791
CBS Corp.			106,039		5,036,852
DISH Network Corp. - Class A *			76,500		3,692,655
Sirius XM Radio, Inc. *			314,771		1,164,653
Time Warner Cable, Inc. ^			9,202		1,674,856
					14,666,807
METAL FABRICATE/HARDWARE - 6.9%
Precision Castparts Corp.			75,119		17,649,209

MINING - 0.7%
Alcoa, Inc. ^			237,400		1,730,646
Freeport-McMoRan, Inc.			1		5
					1,730,651
MISCELLANEOUS MANUFACTURING - 1.0%
General Electric Co. #			85,500		2,488,050

OIL & GAS - 0.8%
BG Group PLC - ADR			41,676		628,432
Northern Tier Energy LP			59,375		1,525,937
					2,154,369
OIL & GAS SERVICES - 2.3%
Baker Hughes, Inc. #			18,359		798,800
Cameron International Corp.			78,854		5,177,554
					5,976,354
PHARMACEUTICALS - 1.7%
Baxalta, Inc. * #			71,702		2,868,797
Perrigo Co. PLC			2,000		289,160
Pfizer, Inc. #			35,600		1,085,444
					4,243,401
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security			Shares		Value
PIPELINES - 1.1%
Williams Cos., Inc. #			106,764		$ 2,060,545
Williams Partners LP #			32,061		705,983
					2,766,528
REITS- 3.5%
Blackstone Mortgage Trust, Inc. #			4,944		122,512
CYS Investments, Inc. #			9,500		65,455
Northstar Realty Finance Corp. #			131,119		1,556,382
Starwood Property Trust, Inc. #			247,078		4,704,365
Wneeler Real Estate Investment Trust, Inc.^			850,746		1,242,089
Winthrop Realty Trust #			102,617		1,352,492
					9,043,295
RETAIL - 0.0%
Restaurant Brands International, Inc.			1		34

SAVING & LOANS - 1.2%
First Niagara Financial Group, Inc.			310,435		3,039,159

SEMICONDUCTORS - 9.2%
Atmel Corp			113,755		916,865
Broadcom Corp. #			230,400		12,595,968
Fairchild Semiconductor International, Inc.			53,500		1,096,215
KLA-Tencor Corp			133,792		8,962,726
Microchip Technology, Inc.			1		45
					23,571,819
SOFTWARE - 2.0%
King Digital Entertainment Plc			166,719		2,989,272
Microsoft Corp. #			12,900		710,661
SolarWinds, Inc.			24,290		1,456,186
					5,156,119
TELECOMMUNICATIONS - 1.8%
Ezchip Semiconductor Ltd.			153,147		3,880,745
T-Mobile US, Inc. * #			15,190		609,878
					4,490,623

TOTAL COMMON STOCK (Cost - $227,965,297)					195,886,959

RIGHTS - 0.0%
Leap Wireless International, Inc. *			4,071		13,129
Safeway Casa Ley CVR *			90,955		40,930
Safeway PDC, LLC CVR *			90,955		4,548
TOTAL RIGHTS (Cost - $102,118)					58,607

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security			Shares		Value
CLOSED-END FUNDS - 3.9%
BlackRock Floating Rate Income Strategies Fund, Inc.			103,341		$ 1,295,896
DoubleLine Income Solutions Fund			97,153		1,527,245
Eaton Vance Floating-Rate Income Trust			104,551		1,272,386
First Trust Senior Floating Rate Income Fund II ^			111,839		1,342,068
Invesco Senior Income Trust			703,160		2,707,166
Voya Prime Rate Trust			275,084		1,323,154
Western Asset High Income Opportunity Fund, Inc.			106,644		475,632
TOTAL CLOSED-END FUNDS (Cost - $10,838,392)					9,943,547
			Dividend
		Shares	Rate
PREFERRED STOCK - 3.6%
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Kinder Morgan GP, Inc. - 144A #		2,000	4.5157		1,825,000
SLM Corp. #		13,139	2.2120		545,269
					2,370,269
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Equity CommonWealth #		150,000	7.2500		3,826,500
Northstar Realty Finance Corp. #		149,625	8.7500		2,991,004
					6,817,504

TOTAL PREFERRED STOCK (Cost - $10,377,508)					9,187,773
		Principal	Interest	Maturity
BONDS & NOTES - 10.4%		Amount	Rate	Date
COMPUTERS - 0.7%
NCR Corp.		1,967,000	5.0000	7/15/2022	1,876,026

ELECTRIC - 2.0%
Energy Future - 144A ***		4,728,026	11.7500	3/1/2022	5,005,797

ENGINEERING & CONSTRUCTION - 0.1%
Aeropuertos Dominicanos Siglo XXI SA - 144A		192,000	9.7500	11/13/2019	202,320

ENTERTAINMENT - 1.4%
Pinnacle Entertainment, Inc.		3,480,000	7.5000	4/15/2021	3,636,600

FOOD - 1.1%
US Foods, Inc. #		2,887,000	8.5000	6/30/2019	2,879,783

HEALTHCARE-SERVICES - 1.7%
CHS/Community Health Systems, Inc.		4,294,000	8.0000	11/15/2019	4,283,265

MACHINERY-DIVERSIFIED - 1.6%
Manitowoc Company, Inc. #		3,960,000	5.8750	10/15/2022	4,217,400

MEDIA - 1.4%
LIN Television Corp.		2,000,000	5.8750	11/15/2022	2,020,000
Neptune Finco Corp. - 144A		1,455,000	10.1250	1/15/2023	1,542,300
					3,562,300
SOFTWARE - 0.4%
MedAssets, Inc.		1,000,000	8.0000	11/15/2018	1,026,400

TOTAL BONDS & NOTES (Cost - $27,326,147)					26,689,891

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security				Contracts**	Value
PURCHASED CALL OPTIONS - 0.0%
Energy Transfer Equity LP., Expiration April 2016, Exercise Price $10.00				24	$ 2,400
TOTAL PURCHASED CALL OPTIONS (Cost - $4,177)					2,400

PURCHASED PUT OPTIONS - 1.9%
Air Products & Chemicals Inc., Expiration February 2016, Exercise Price $95				91	455
Air Products & Chemicals Inc., Expiration March 2016, Exercise Price $115				108	14,040
Alcoa Inc, Expiration April 2016, Exercise Price $4				730	2,555
Alcoa Inc, Expiration April 2016, Exercise Price $5				1,562	10,934
American International Group Inc, Expiration February 2016, Exercise Price $57.5				613	134,247
Anadarko Petroleum Corp, Expiration March 2016, Exercise Price $30				129	10,965
Bayer AG, Expiration February 2016, Exercise Price $94				39	2,493
Bayer AG, Expiration March 2016, Exercise Price $96				99	23,706
CBS Corp, Expiration March 2016, Exercise Price $37.5				182	5,915
CBS Corp, Expiration March 2016, Exercise Price $40				749	38,199
Citigroup Inc, Expiration February 2016, Exercise Price $45				341	104,346
DISH Network Corp, Expiration February 2016, Exercise Price $50				364	99,190
DISH Network Corp, Expiration February 2016, Exercise Price $47.5				401	64,160
Dow Chemical Co/The, Expiration March 2016, Exercise Price $43				616	179,872
Dow Chemical Co/The, Expiration March 2016, Exercise Price $40				661	79,320
EI du Pont de Nemours & Co, Expiration April 2016, Exercise Price $55				209	90,915
General Electric Co, Expiration March 2016, Exercise Price $27				53	1,749
General Electric Co, Expiration March 2016, Exercise Price $28				717	44,454
General Motors Co, Expiration March 2016, Exercise Price $28				438	37,230
General Motors Co, Expiration March 2016, Exercise Price $31				1,479	354,221
Hertz Global Holdings Inc, Expiration March 2016, Exercise Price $12				1,029	318,990
Hertz Global Holdings Inc, Expiration March 2016, Exercise Price $8				3,668	165,060
Hilton Worldwide Holdings Inc, Expiration February 2016, Exercise Price $18				499	47,405
Huntsman Corp, Expiration February 2016, Exercise Price $8				447	16,092
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration June 2016, Exercise Price $75				322	57,960
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration June 2016, Exercise Price $77				520	131,560
Johnson Controls Inc, Expiration April 2016, Exercise Price $33				1,620	145,800
Keurig Green Mountain Inc, Expiration March 2016, Exercise Price $85				15	2,250
MGM Resorts International, Expiration March 2016, Exercise Price $16				261	5,612
MGM Resorts International, Expiration March 2016, Exercise Price $18				631	34,705
MGM Resorts International, Expiration March 2016, Exercise Price $17				1,301	45,535
Microsoft Corp, Expiration February 2016, Exercise Price $48				103	721
NorthStar Realty Finance Corp, Expiration March 2016, Exercise Price $13				1,180	241,900
Pfizer Inc, Expiration February 2016, Exercise Price $28				99	1,782
Pfizer Inc, Expiration February 2016, Exercise Price $29				186	5,208
SPDR, Expiration March 2016, Exercise Price $178				351	79,677
SPDR, Expiration March 2016, Exercise Price $192				351	203,580
SPDR S&P500 ETF Trust, Expiration February 2016, Exercise Price $189				332	62,416
SPDR S&P500 ETF Trust, Expiration March 2016, Exercise Price $190				419	181,008
Starwood Hotels & Resorts Worldwide Inc, Expiration February 2016, Exercise Price $55				75	2,738
Starwood Hotels & Resorts Worldwide Inc, Expiration May 2016, Exercise Price $55				256	43,008
T-Mobile US Inc, Expiration February 2016, Exercise Price $36				957	32,060
VMware Inc, Expiration September 2016, Exercise Price $95				290	1,454,350
WR Grace & Co, Expiration March 2016, Exercise Price $80				57	17,528
WR Grace & Co, Expiration March 2016, Exercise Price $65				65	4,388
WR Grace & Co, Expiration March 2016, Exercise Price $87.5				445	342,650
TOTAL PURCHASED PUT OPTIONS (Cost - $4,003,173)					4,942,946

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

SHORT-TERM INVESTMENT - 6.8%				Interest
MONEY MARKET FUND - 6.8%		Shares		Rate	Value
First American Government Obligations Fund		17,297,442		0.01%+	$ 17,297,442
TOTAL SHORT-TERM INVESTMENT (Cost - $17,297,442)

COLLATERAL FOR SECURITIES LOANED - 1.1%
Mount Vernon Prime Portfolio + (Cost - $2,781,575)		2,781,575		0.51%	2,781,575

TOTAL INVESTMENTS - 104.1% (Cost - $300,695,829)					$ 266,788,740
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1) %					(10,461,151)
NET ASSETS - 100.0%					$ 256,327,589

* Non-Income producing security.
** Each Purchased Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.
*** Issuer in default on interest payments, non-interest producing security.
REITS - Real Estate Investment Trusts
ADR- American Depositary Receipt.
+ Variable rate security. Interest rate is as of January 31, 2016.
++ Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or a portion of these securiites are on loan. Total loaned securities had a value of $2,600,600 at January 31, 2016.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2016. Total collateral had a value of $197,018,570 at January 31, 2016.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $300,532,027 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
				Unrealized Appreciation	$ 3,492,707
				Unrealized Depreciation	(37,235,994)
				Net Unrealized Depreciation	$ (33,743,287)

Security				Contracts ++	Value
WRITTEN CALL OPTIONS - (1.2) %
Air Products & Chemicals Inc., Expiration March 2016, Exercise Price $125				135	68,850
Air Products & Chemicals Inc., Expiration February 2016, Exercise Price $110				89	145,515
Alcoa Inc., Expiration April 2016, Exercise Price $7				1,644	123,300
Alcoa Inc.., Expiration April 2016, Exercise Price $6				730	102,200
Allergan plc, Expiration May 2016, Exercise Price $285				64	109,760
Allergan plc, Expiration February 2016, Exercise Price $270				36	59,580
Allergan plc, Expiration February 2016, Exercise Price $285				21	13,650
Allergan plc, Expiration May 2016, Exercise Price $275				18	41,400
American International Group Inc., Expiration February 2016, Exercise Price $62.5				500	4,500
American International Group Inc., Expiration February 2016, Exercise Price $60				396	12,672
Anadarko Petroleum Corp, Expiration March 2016, Exercise Price $35				129	76,110
AT&T Inc., Expiration April 2016, Exercise Price $35				349	54,444
Bayer AG, Expiration March 2016, Exercise Price $105				99	42,048
Bayer AG, Expiration February 2016, Exercise Price $105				49	11,043
CBS Corp, Expiration March 2016, Exercise Price $45				639	246,015
CBS Corp, Expiration March 2016, Exercise Price $42.5				228	130,530
CBS Corp, Expiration March 2016, Exercise Price $47.5				193	41,881
Citigroup Inc., Expiration February 2016, Exercise Price $47.5				379	4,169
DISH Network Corp, Expiration February 2016, Exercise Price $55				765	11,475
Dow Chemical Co/The, Expiration March 2016, Exercise Price $48				770	20,020

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security				Contracts ++	Value
WRITTEN CALL OPTIONS (Continued) - (1.2) %
Dow Chemical Co/The, Expiration March 2016, Exercise Price $45				737	$ 51,590
EI du Pont de Nemours & Co, Expiration April 2016, Exercise Price $62.5				251	12,550
EMC Corp/MA, Expiration February 2016, Exercise Price $25				107	2,782
General Electric Co, Expiration March 2016, Exercise Price $30				855	29,070
General Motors Co, Expiration March 2016, Exercise Price $35				1,849	9,245
General Motors Co, Expiration March 2016, Exercise Price $32				506	16,698
General Motors Co, Expiration March 2016, Exercise Price $33				65	1,170
Halliburton Co, Expiration February 2016, Exercise Price $30				49	11,515
Hertz Global Holdings Inc., Expiration March 2016, Exercise Price $9				3,668	311,780
Hertz Global Holdings Inc., Expiration March 2016, Exercise Price $14				1,705	8,525
Hilton Worldwide Holdings Inc., Expiration February 2016, Exercise Price $21				624	6,240
Humana Inc., Expiration May 2016, Exercise Price $170				148	118,400
Humana Inc., Expiration May 2016, Exercise Price $175				125	62,500
Humana Inc., Expiration February 2016, Exercise Price $150				33	46,035
Johnson Controls Inc., Expiration April 2016, Exercise Price $39				2,160	86,400
Johnson Controls Inc., Expiration April 2016, Exercise Price $31				300	144,000
Keurig Green Mountain Inc., Expiration March 2016, Exercise Price $95				6	90
King Digital Entertainment Plc, Expiration February 2016, Exercise Price $18				1,283	12,830
MGM Resorts International, Expiration March 2016, Exercise Price $20				1,628	203,500
MGM Resorts International, Expiration March 2016, Exercise Price $21				762	64,008
Microsoft Corp, Expiration February 2016, Exercise Price $52.5				129	35,475
NorthStar Realty Finance Corp, Expiration March 2016, Exercise Price $16				1,180	8,850
Perrigo Co PLC, Expiration February 2016, Exercise Price $150				20	6,060
Pfizer Inc., Expiration February 2016, Exercise Price $31				124	2,728
Qihoo 360 Technology Co Ltd, Expiration March 2016, Exercise Price $75				94	2,350
Sirius XM Holdings Inc., Expiration February 2016, Exercise Price $4				927	3,708
Starwood Hotels & Resorts Worldwide Inc., Expiration May 2016, Exercise Price $67.5				284	48,990
Starwood Hotels & Resorts Worldwide Inc., Expiration February 2016, Exercise Price $62.5				83	11,205
T-Mobile US Inc., Expiration February 2016, Exercise Price $38				1,196	296,608
T-Mobile US Inc., Expiration February 2016, Exercise Price $40				101	12,928
Vivendi, Expiration February 2016, Exercise Price $18.50				683	113,225
Vivendi, Expiration April 2016, Exercise Price $19.50				616	52,060
Vivendi, Expiration February 2016, Exercise Price $20				580	12,569
Vivendi, Expiration March 2016, Exercise Price $18				268	58,947
WR Grace & Co, Expiration March 2016, Exercise Price $100				515	10,300
WR Grace & Co, Expiration March 2016, Exercise Price $97.5				72	1,260
WR Grace & Co, Expiration March 2016, Exercise Price $75				65	50,375
WRITTEN CALL OPTIONS - (Premiums Received - $6,257,367)					3,245,728

WRITTEN PUT OPTIONS - (0.2) %
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration June 2016, Exercise Price $71				520	57,720
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration June 2016, Exercise Price $72				322	29,785
SPDR S&P500 ETF Trust, Expiration March 2016, Exercise Price $185				702	240,786
SPDR S&P500 ETF Trust, Expiration March 2016, Exercise Price $182				370	83,990
SPDR S&P500 ETF Trust, Expiration February 2016, Exercise Price $175				330	8,580
SPDR S&P500 ETF Trust, Expiration March 2016, Exercise Price $175				49	6,419
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $533,847)					427,280

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Security				Shares	Value
SECURITIES SOLD SHORT * - (19.5) %
Aetna, Inc.				7,700	$ 784,168
Alibaba Group Holding Ltd.				135,831	9,104,752
American Airlines Group, Inc.				5,300	206,647
Anadarko Petroleum Corp.				12,800	500,352
Broadcom Ltd.				52,992	7,085,560
Centene Corp.				3,255	202,005
Charter Communications, Inc.				28,761	4,928,485
Energy Transfer Equity LP				144,865	1,257,428
Equinix, Inc.				11,932	3,705,721
Global Payments, Inc.				96	5,659
Halliburton Co.				15,668	498,086
Interval Leisure Group, Inc.				24,269	285,889
KeyCorp				211,094	2,355,809
Lam Research Corp.				66,896	4,802,464
Liberty Global Plc LiLAC				-	16
Marriott International, Inc.				52,162	3,196,487
Newell Rubbermaid, Inc.				86,903	3,370,098
Royal Dutch Shell PLC				9,283	409,659
Schlumberger Ltd.				56,458	4,080,220
Shire PLC				9,158	1,541,291
Vmware, Inc.				4,800	219,600
Waste Connections, Inc.				15,256	914,902
Western Refining, Inc.				17,722	583,054
TOTAL SECURITIES SOLD SHORT - (Proceeds - $53,473,434)					50,038,352

					Unrealized
LONG EQUITY SWAP CONTRACTS - (2.1) %					Appreciation/ (Depreciation)
Allergan PLC Equity Swap, Bank of America - January 22, 2018					$ (207,962)
to receive total return of Altera Corp. less USD- 3 Month LIBOR plus 0.72%
(NOTIONAL AMOUNT $8,094,858)

American International Group Equity Swap, JP Morgan - April 14, 2016					35,496
to receive total return of American International Group less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $15,298,384)

Amlin PLC Equity Swap, JP Morgan - September 10, 2016					(207,584)
to receive total return of Amlin PLC less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $3,931,657)

Anadarko Petroleum Corp. Equity Swap, JP Morgan - December 16, 2015					(540,331)
to receive total return of Anadarko Petroleum Corp. less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $2,546,870)

Apollo Residential Mortgage Equity Swap, JP Morgan - May 19, 2015					(375,004)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $1,192,031)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016
					Unrealized
LONG EQUITY SWAP CONTRACTS - (2.1) % (Continued)					Appreciation/ (Depreciation)
Apollo Residential Mortgage Equity Swap, JP Morgan - April 27, 2016					$ (501,610)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $1,575,761)

Apollo Residential Mortgage Equity Swap, JP Morgan - January 21, 2017					(35,296)
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $900,355)

Asciano Group Equity Swap, JP Morgan - August 21, 2016					146,519
to receive total return of Asciano Group less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $3,244,232)

AT&T, Inc. Equity Swap, JP Morgan - July 27, 2016					350,500
to receive total return of AT&T, Inc. less USD- 3 Month LIBOR plus 0.66%
(NOTIONAL AMOUNT $2,169,286)

Bayer AG Equity Swap, JP Morgan - December 10, 2016					(581,460)
to receive total return of Bayer AG less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $3,890,673)

BG Group PLC Equity Swap, Bank of America - July 24, 2016					25,458
to receive total return of BG Group PLC less USD- 3 Month LIBOR plus 0.77%
(NOTIONAL AMOUNT $652,689)

BG Group PLC Equity Swap, JP Morgan - April 10, 2016					(1,955,343)
to receive total return of BG Group PLC less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $14,798,220)

CYS Investments, Inc. Equity Swap, JP Morgan - May 6, 2016					(1,094,670)
to receive total return of CYS Investments, Inc. less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $4,843,094)

Dow Chemical Co. Equity Swap, JP Morgan - June 2, 2016					(615,459)
to receive total return of Dow Chemical Co less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $5,842,494)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - December 21, 2016					(131,090)
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $5,640,522)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - January 4, 2017					(7,746)
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $390,692)

Equity Commonwealth Equity Swap, JP Morgan - March 16, 2016					151,354
to receive total return of Equity Commonwealth less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $3,710,652)

Equinix Inc. Equity Swap, Bank of America - January 27, 2017					1,258,645
to receive total return of E. ON SE Floating Rate, Inc. less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $6,213,862)
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016
					Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (2.1) %					Appreciation/ (Depreciation)
First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - January 4, 2017					$ (40,924)
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $2,092,869)

First Trust MLP & Energy Income Fund Equity Swap, JP Morgan - December 28, 2016					(27,766)
to receive total return of First Trust MLP & Energy Income Fund less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $233,237)

General Motors Co. Equity Swap, JP Morgan - December 14, 2016					(2,119,099)
to receive total return of General Motors Co. less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $12,847,080)

Huntsman Corp. Equity Swap, JP Morgan - April 14, 2016					(1,220,655)
to receive total return of Huntsman Corp. less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $1,990,663)

Nuveen Energy MLP Total Return Fund Equity Swap, JP Morgan - January 15, 2017					(121,313)
to receive total return of Nuveen Energy MLP Total Return Fund less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $1,281,855)

Partnerre Ltd. Equity Swap, JP Morgan - January 27, 2017					64,101
to receive total return of Occidental Petroleum Corp. less USD- 3 Month LIBOR plus 0.53%
(NOTIONAL AMOUNT $20,744,560)

Sabmiller PLC Equity Swap, Bank of America - December 9, 2016					(5,720)
to receive total return of Pace PLC less USD- 3 Month LIBOR plus 0.75%
(NOTIONAL AMOUNT $3,320,677)

SAI Global LTD Equity Swap, JP Morgan - June 3, 2015					-
to receive total return of SAI Global LTD less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $1)

Shire PLC. Equity Swap, JP Morgan - Febraury 1, 2017					10,272
to receive total return of Sirius XM Radio, Inc. less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $497,586)

Sirius XM Radio, Inc. Equity Swap, JP Morgan - January 9, 2016					930
to receive total return of Sirius XM Radio, Inc. less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $8,904)

Allergan PLC Equity Swap, Bank of America - January 13, 2017					(96,898)
to receive total return of Altera Corp. less USD- 3 Month LIBOR plus 0.72%
(NOTIONAL AMOUNT $9,862,782)

T-Mobile US, Inc. Equity Swap, JP Morgan - January 5, 2016					1,407,135
to receive total return of T-Mobile US, Inc. less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $7,779,809)

TNT, Inc. Equity Swap, JP Morgan - August 13, 2016					28,522
to receive total return of TNT, Inc. less USD- 3 Month LIBOR plus 0.73%
(NOTIONAL AMOUNT $1,239,199)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016
					Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - (2.1) %					Appreciation/ (Depreciation)
Time Warner Cable, Inc. Equity Swap, JP Morgan - March 17, 2016					$ 2,224,722
to receive total return of Time Warner Cable, Inc. less USD- 3 Month LIBOR plus 0.63%
(NOTIONAL AMOUNT $5,286,080)

Veda Group LTD. Equity Swap, JP Morgan - December 3, 2016					(8,016)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $1,441,777)

Vivendi Equity Swap, JP Morgan - July 1, 2016					(1,255,168)
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $10,565,116)

TOTAL LONG EQUITY SWAP CONTRACTS					(5,445,460)

SHORT EQUITY SWAP CONTRACTS- 1.2%
Charter Communication CL Equity Swap, JP Morgan - August 26, 2016					222,105
to pay total return of Charter Communication CL less USD- 3 Month LIBOR plus 0.97%
(NOTIONAL AMOUNT $2,824,140)

Royal Dutch Shell PLC Equity Swap, Bank of America - July 24, 2016					20,201
to pay total return of Royal Dutch Shell PLC less USD- 3 Month LIBOR plus 0.13%
(NOTIONAL AMOUNT $457,065)

Royal Dutch Shell PLC Equity Swap, JP Morgan - April 10, 2016					2,896,392
to pay total return of Royal Dutch Shell PLC less USD- 3 Month LIBOR plus 0.06%
(NOTIONAL AMOUNT $11,283,843)

Voya Prime Rate Equity Swap, JP Morgan - December 21, 2016					(15,090)
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $519,750)

Voya Prime Rate Equity Swap, JP Morgan - December 28, 2016					(68,443)
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $1,608,267)

TOTAL SHORT EQUITY SWAP CONTRACTS					3,055,165

TOTAL EQUITY SWAP CONTRACTS					$ (2,390,295)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
January 31, 2016

Forward Currency Contracts

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	02/10/2016	JP Morgan	483,427	342,019	$ (4,489)
British Pound	04/21/2016	JP Morgan	2,049,846	2,909,829	(13,539)
British Pound	03/23/2016	JP Morgan	3,548	5,036	(443)
Euro	04/21/2016	JP Morgan	1,123,016	1,218,172	(47,508)
Euro	02/19/2016	JP Morgan	224,287	242,847	(1,508)
					$ (67,487)
To Sell:
Australian Dollar	2/10/2016	JP Morgan	483,427	342,019	9,035
Australian Dollar	3/15/2016	JP Morgan	1,019,172	719,828	14,180
Australian Dollar	7/6/2016	JP Morgan	1,892,975	1,331,959	6,126
British Pound	2/26/2016	JP Morgan	1,310,379	1,859,797	148,373
British Pound	3/23/2016	JP Morgan	1,888,724	2,680,859	185,134
British Pound	4/21/2016	JP Morgan	2,049,846	2,909,829	267,211
British Pound	10/4/2016	JP Morgan	1,224,388	1,739,848	44,074
Euro	2/19/2016	JP Morgan	4,369,640	4,731,235	18,477
Euro	3/24/2016	JP Morgan	1,552,588	1,682,786	14,829
Euro	4/21/2016	JP Morgan	1,718,456	1,864,066	73,740
Hong Kong Dollar	6/15/2016	JP Morgan	33,200,806	4,264,672	21,593
					$ 802,772

Total Unrealized Gain on Forward Currency Contracts					$ 735,285

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BANK LOANS - 88.0%
CONSUMER DISCRETIONARY - 26.7%
Acosta, Inc.	$ 240,021	4.2500%	9/26/2021	$ 230,776
Advantage Sales & Marketing	97,000	7.5000	7/25/2022	86,270
Allison Transmission	585,320	3.5000	8/23/2019	584,123
Alpha Topco Limited	310,000	4.7500	7/30/2021	293,289
Altice Financing SA	328,085	4.2500	12/14/2022	322,959
Aristocrat International	366,000	4.7500	10/20/2021	365,144
Boyd Gaming Corporation	470,193	4.0000	8/14/2020	467,169
Caesars Entertainment	203,234	10.0000	3/1/2017	176,941
Caesars Entertainment	137,310	13.0000	1/28/2018	113,624
Caesars Entertainment, Inc.	273,559	7.0000	10/11/2020	239,774
Caesars Growth Partners	152,413	6.2500	5/7/2021	128,789
CBAC Borrower, LLC	100,000	8.2500	7/2/2020	95,000
CDS U.S. Intermediate Holdings	175,560	5.0000	7/8/2022	164,544
Charter Communications Operat	327,652	3.0000	7/1/2020	322,380
Charter Communications Operat	138,000	3.2500	8/24/2021	137,089
Charter Communications Operat	708,000	3.5000	1/24/2023	708,223
CityCenter Hldgs	365,781	4.2500	10/16/2020	364,089
CS Intermediate Holdco 2 LLC	411,735	4.0000	4/5/2021	395,780
CSC Holdings LLC	620,000	5.0000	10/7/2022	619,954
CSC Holdings LLC/Harland Clark	725,009	2.9280	4/17/2020	723,425
Eldorado Resorts, Inc.	129,350	4.2500	7/23/2022	128,542
FCA US LLC	480,000	7.1780	1/30/2019	319,692
FCA US LLC	823,019	3.2500	12/31/2018	818,731
Federal Mogul Corp.	294,008	4.7500	4/15/2021	238,659
Golden Nugget, Inc.	152,869	5.5000	11/21/2019	154,030
Golden Nugget, Inc.	65,515	5.5000	11/21/2019	66,013
Graton Resort & Casino	140,651	4.7500	9/1/2022	140,124
Gray Television	179,000	4.2500	6/13/2021	179,000
Hilton Hotels Corporation	1,575,784	3.5000	10/26/2020	1,575,099
Hudson's Bay Co.	250,000	4.7500	9/30/2022	249,805
Infiltrator Systems	78,605	5.2500	5/27/2022	78,271
Intelsat Jackson Hldg	200,000	3.7500	6/28/2019	192,105
KAR Auction Services, Inc.	311,303	3.5000	3/11/2021	311,823
Laureate Education, Inc.	277,149	5.0000	6/15/2018	218,605
Leslie's Poolmart, Inc.	266,953	4.2500	10/16/2019	259,362
Libbey Glass	262,302	3.7500	4/9/2021	254,433
Life Time Fitness	221,673	4.2500	6/10/2022	217,586
Mediacom Broadband, LLC	300,508	3.2500	1/29/2021	296,939
Mediacom Broadband, LLC	62,055	3.7500	6/30/2021	61,735
Mediacom Broadband, LLC	156,025	3.5000	6/30/2021	155,895
MGM Results Intl	1,090,998	3.5000	12/20/2019	1,083,159
Michaels Stores, Inc.	531,529	3.7500	1/28/2020	526,900
Mohegan Tribal Gaming	146,775	5.5000	6/15/2018	142,778
MPG Holdco I, Inc.	287,639	3.7500	10/20/2021	276,981
Numericable	115,390	4.5000	5/21/2020	111,279
Numericable	97,658	4.5000	5/21/2020	94,179
Numericable	143,000	4.7500	2/10/2023	137,497
Party City Holdings, Inc.	260,348	4.2500	8/19/2022	253,025
Penn National Gaming	306,954	3.2500	10/30/2020	305,180
Petsmart	541,905	4.2500	3/11/2022	527,458
Scientific Games International	683,458	6.0000	10/1/2021	610,947
Servicemaster Company	899,511	4.2500	7/1/2021	892,989
Sinclair Television	373,125	3.5000	7/30/2021	368,461

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 26.7%
Six Flags	$ 148,255	3.5000%	6/30/2022	$ 148,162
SRAM, LLC	283,236	5.5000	4/10/2020	232,283
Staples, Inc.	702,000	3.7500	4/23/2021	698,343
Staples, Inc.	258,000	3.7500	4/23/2021	256,550
Station Casinos LLC	255,753	4.2500	3/2/2020	251,725
TI Group Automotive	31,920	4.5000	6/30/2022	31,102
Transtar Holding Co.	34,300	5.7500	10/9/2018	29,184
Tribune Media	369,881	3.7500	12/24/2020	364,026
Univision Communications	263,370	4.0000	2/28/2020	257,801
Univision Communications	1,334,719	4.0000	3/1/2020	1,304,087
US Farathane	156,750	6.7500	12/23/2021	156,750
Virgin Media	445,962	3.5000	6/30/2023	437,524
Ziggo NV	154,941	3.5000	1/15/2022	150,419
Ziggo NV	99,847	3.5000	1/15/2022	96,933
Ziggo NV	164,212	3.6013	1/15/2022	159,420
				22,360,933
CONSUMER STAPLES - 6.9%
Albertson's Holdings LLC	253,000	5.5000	12/21/2022	247,901
Albertsons, Inc.	278,893	5.5000	8/25/2021	273,504
Aramark Corp.	802,725	3.2500	2/24/2021	799,313
Charger Opco BV	70,810	4.2500	7/2/2022	70,014
Coty	102,976	3.7500	10/27/2022	102,848
Coty	205,952	3.7500	1/26/2023	205,245
Dole Foods, Inc.	559,192	4.5000	11/1/2018	546,786
Hostess	320,198	4.5000	8/3/2022	318,396
Hostess Brands LLC	235,000	8.5000	8/3/2023	229,713
Kronos, Inc.	820,590	4.5000	10/30/2019	819,852
Kronos Incorporated	60,875	9.7500	4/30/2020	60,557
Pinnacle Foods Finance	804,334	3.0000	4/29/2020	797,107
Pinnacle Foods Finance	23,000	3.7500	1/13/2023	23,045
Prestige Brands	643,409	3.5000	9/3/2021	643,274
Reynolds Group	445,369	4.5000	11/30/2018	443,977
Spectrum Brands, Inc.	281,027	3.5000	6/23/2022	280,932
				5,862,464
ENERGY - 1.2%
Chelsea Petroleum	199,179	6.7500	10/28/2022	192,343
Chief Exploration and Developm	172,000	7.5000	5/12/2021	101,136
Drillships Financing Holding	141,729	6.0000	3/31/2021	44,226
Drillships Financing Holding	110,320	5.5000	7/26/2021	44,055
Fieldwood Energy	215,850	8.3750	9/30/2020	37,324
Jonah Energy LLC	243,000	7.5000	5/12/2021	139,725
Meg Energy Corp.	277,115	3.7500	3/31/2020	216,942
Paragon Offshore	174,258	3.7500	7/16/2021	35,200
Seadrill Ltd.	493,344	4.0000	2/21/2021	200,298
TGGT Holdings, LLC	53,271	7.5000	11/15/2018	29,432
				1,040,681

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
FINANCIALS - 5.2%
Alixpartners LLP	$ 516,705	4.5000%	7/28/2022	$ 513,801
Asurion, LLC	83,211	5.0000	5/24/2019	78,479
Asurion, LLC	191,040	5.0000	8/4/2022	175,136
Capital Automotive LP	114,684	4.0000	4/10/2019	114,693
Capital Automotive LP	197,005	6.0000	4/30/2020	193,681
Delos Aircraft, Inc.	381,000	3.5000	3/6/2021	380,326
DTZ	597,000	4.2500	11/4/2021	581,579
Realogy Group LLC	775,314	3.7500	3/5/2020	771,147
Starwood Property Trust, Inc.	477,744	3.5000	4/17/2020	471,973
Transunion LLC	894,615	3.5000	4/9/2021	866,179
Walter Investment MGMT	373,471	4.7500	12/18/2020	292,009
				4,439,003
HEALTHCARE - 15.1%
21st Century Oncology	208,950	6.5000	4/29/2022	179,436
Air Medical	19,900	4.0000	4/28/2022	18,949
Akorn, Inc.	320,191	6.0000	4/16/2021	313,787
Alere, Inc.	172,471	4.2500	6/20/2022	170,866
American Renal Holdings, Inc.	149,986	8.5000	2/20/2020	144,736
Amneal Pharmaceuticals LLC	345,272	4.5000	11/1/2019	340,993
Amsurg Corp.	101,455	3.5000	7/16/2021	101,011
Ardent Legacy Acquisitions	194,513	6.5000	8/4/2021	193,783
Capsugel Holdings US, Inc.	211,450	3.5000	8/1/2018	209,309
CHG Buyer Corp.	398,049	4.2500	11/19/2019	394,194
Community Health	219,218	3.6567	12/31/2018	216,249
Community Health	283,216	3.7500	12/31/2019	272,861
Community Health	521,109	4.0000	1/27/2021	502,904
Concentra Health	230,840	4.0000	6/1/2022	228,339
Concordia	150,000	5.2500	10/21/2021	144,281
Convatec, Inc.	10,945	4.2500	6/15/2020	10,712
Davita Healthcare Partners, Inc.	750,494	3.5000	6/24/2021	750,682
DJO Finance	159,200	4.2500	6/8/2020	154,093
Emdeon, Inc.	43,558	3.7500	11/2/2018	43,068
Emseon, Inc.	493,750	3.7500	11/2/2018	486,035
Endo Pharmaceuticals	622,000	3.7500	9/26/2022	615,149
Envision Healthcare Corp.	190,509	4.2500	5/25/2018	190,202
Envision Healthcare Corp.	162,000	4.5000	10/28/2022	161,233
FHC Health Systems, Inc. (Beac	248,125	5.0000	12/23/2021	238,200
Greatbatch	101,000	5.2500	10/27/2022	100,211
Horizon Pharma	131,340	4.5000	5/7/2021	125,594
IMS Health, Inc.	451,460	3.5000	3/17/2021	443,842
Inventiv Haelth, Inc.	233,269	7.7500	5/15/2018	231,811
Kinetic Concepts	418,480	4.5000	5/4/2018	406,974
MALLINCKRODT	155,235	3.2500	3/19/2021	150,190
MALLINCKRODT	225,645	3.5000	3/19/2021	219,722
Medimpact Healthcare	155,038	5.7500	10/27/2022	153,100
MPH Acquicition Holdings	248,419	3.7500	3/31/2021	253,769
National Mentor Hld/Surgery	267,478	4.2500	1/31/2021	263,634

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE (Continued) - 15.1%
National Surgical Hospital	$ 117,410	4.500%	6/1/2022	$ 113,301
National Veterinary Associates	92,000	8.000	8/12/2022	89,853
Ortho-Clinical Diagnostics, Inc.	336,734	4.750	6/30/2021	298,514
Pharmaceutical Prod Dev	220,890	4.250	8/18/2022	217,162
PRA Holdings, Inc.	367,438	4.500	9/23/2020	366,244
Quintiles Transnational	122,385	3.250	5/12/2022	122,462
Regional Care Hospital, Inc.	314,561	6.000	4/23/2019	310,629
RPI Finance Trust	297,744	3.500	11/9/2020	297,372
Schumacher Group	224,438	5.000	7/29/2022	221,913
Sterigenics- Nordion	119,700	4.250	5/15/2022	116,708
Surgery Center	46,529	5.250	11/3/2020	45,831
Surgery Center	59,361	8.500	11/3/2021	54,464
Surgical Care Affiliates, Inc.	271,460	4.250	3/17/2022	270,895
Team Health, Inc.	244,000	4.500	11/23/2022	243,158
US Renal Care, Inc.	355,000	5.250	12/30/2022	353,449
Valeant Pharmaceuticals	300,000	3.750	8/5/2020	288,750
Valeant Pharmaceuticals	662,020	3.500	2/13/2019	638,296
Valeant Pharmaceuticals	414,453	4.000	4/1/2022	400,581
				12,879,501
INDUSTRIALS - 11.1%
Air Canada	401,925	4.0000	9/26/2019	402,387
AlliedBarton Security Services	77,661	4.2500	2/12/2021	76,399
AlliedBarton Security Services	38,479	8.0000	8/13/2021	36,171
American Airlines	436,545	3.2500	6/29/2020	429,764
Brickman Group Holdings, Inc.	492,432	4.0000	12/18/2020	478,162
Brickman Group Holdings, Inc.	249,000	7.5000	12/17/2021	227,681
Brock Holdings III, Inc.	215,160	6.0000	3/16/2017	201,712
Builders FirstSource	272,374	6.0000	7/29/2022	268,357
CSC Holdings LLC/Harland Clark	174,684	7.0000	5/22/2018	166,240
Dyncorp International, Inc.	233,563	6.2500	7/7/2016	222,274
Filtration Group Corporation	20,950	8.2500	11/19/2021	20,387
Filtration Group, Inc.	162,675	4.2500	11/20/2020	157,998
Harland Clarke Holdings	65,550	6.0000	8/2/2019	61,863
HD Supply, Inc.	373,065	3.7500	8/13/2021	367,935
Headwaters	423,725	4.5000	3/24/2022	423,725
Husky Injection Molding	171,925	4.2500	6/30/2021	164,868
Landmark Aviation	8,196	4.7500	10/25/2019	8,188
LM US Member LLC	206,507	4.7500	10/25/2019	206,314
LM US Member LLC	53,983	8.2500	1/25/2021	53,983
McJunkin Red Man Corp.	139,812	4.7500	11/8/2019	126,413
Navistar, Inc.	62,000	6.5000	8/7/2020	54,793
NORTEK	607,969	3.5000	10/30/2020	592,770
Quikrete	384,342	4.0000	9/28/2020	381,381
Rexnord Corp.	482,006	4.0000	8/21/2020	460,854
Science Applications	310,157	3.7500	5/4/2022	328,864
Sedgwick CMS Holdings, Inc.	678,830	3.7500	3/1/2021	654,901
Sedgwick CMS Holdings, Inc.	195,000	6.7500	2/28/2022	174,363
Spin Holdco, Inc.	283,978	4.2500	11/14/2019	270,702
Transdigm, Inc.	81,755	3.7500	6/4/2021	79,528
Transdigm, Inc.	397,144	3.5000	5/13/2022	381,973
TransDigm,Inc.	947,939	3.7500	2/28/2020	928,819

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INDUSTRIALS (Continued) - 11.1%
United Continental	$ 369,725	3.5000%	9/15/2021	$ 368,107
US Airways	504,700	3.5000	5/23/2019	500,837
Waste Industries	215,373	4.2500	2/27/2020	214,734
				9,493,447
INFORMATION TECHNOLOGY - 8.6%
Allfrelx Holdings III, Inc.	283,475	4.2500	7/17/2020	279,223
Applied Systems, Inc.	230,439	4.2500	1/25/2021	226,592
Applied Systems, Inc.	159,944	7.5000	1/24/2022	149,068
Avago Technologies	705,000	3.7500	11/11/2022	694,975
Blue Coat Systems, Inc.	263,340	4.5000	5/20/2022	255,684
CCC Information Services	386,276	4.0000	12/20/2019	375,653
CDW LLC	1,064,876	3.2500	4/29/2020	1,048,010
Deltek, Inc.	126,852	5.0000	6/27/2022	123,602
Deltek, Inc.	94,000	9.5000	6/26/2023	91,650
Ellucian, Inc.	319,200	4.7500	9/30/2022	311,919
First Data Corp.	198,000	4.1765	7/8/2022	194,634
First Data Corporation	1,498,657	3.9265	3/23/2018	1,481,325
Infinity Acquisition	306,753	4.0000	8/6/2021	295,058
Infor, Inc.	243,963	3.7500	6/3/2020	230,179
Infor, Inc.	307,475	3.7500	6/3/2020	291,486
Mitchell International, Inc.	370,323	4.5000	10/13/2020	329,280
Mitchell International, Inc.	221,000	8.5000	10/11/2021	187,850
NXP BV	238,000	3.7500	12/7/2020	237,826
Presidio	203,066	5.2500	2/2/2022	196,128
SS&S Technologies, Inc.	280,753	4.0000	7/8/2022	280,051
SS&S Technologies, Inc.	40,338	4.0000	7/8/2022	41,214
SS&S Technologies, Inc.	25,549	3.3567	7/8/2020	25,463
SS&S Technologies, Inc.	39,626	3.3567	7/8/2020	39,494
				7,386,364
MATERIALS- 6.7%
American Builders & Contractor	553,612	3.5000	4/16/2020	548,422
Anchor Glass	428,352	4.5000	7/1/2022	427,416
Ardah Holdings USA, Inc.	261,178	4.0000	12/17/2019	259,301
Berlin Packaging	291,799	4.5000	10/1/2021	288,298
Berry Plastics	159,685	4.0000	10/1/2022	159,221
Berry Plastics Group, Inc.	239,460	3.5000	2/10/2020	236,616
Berry Plastics Group, Inc.	417,785	3.7500	1/6/2021	413,646
CPG International	278,575	4.7500	9/30/2020	261,861
FMG Resources	401,957	4.2500	6/28/2019	279,862
Huntsman International LLC	487,100	3.7500	10/1/2021	480,251
Ineos US Finance LLC	171,702	4.2500	3/31/2022	164,368
Ineos US Finance LLC	626,801	3.7500	12/15/2020	599,770
Owens-Illinois	289,775	3.5000	9/1/2022	289,811
Royal Adhesives & Sealants	236,810	4.5000	6/20/2022	232,074
Solenis International LP	154,050	4.2500	7/31/2021	147,744

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MATERIALS (Continued) - 6.7%
Summit Materials	$ 391,035	4.2500%	7/18/2022	$ 386,391
Univar, Inc.	301,020	4.2500	7/1/2022	292,281
W.R. Grace & Co.	188,226	2.7500	2/3/2021	186,226
W.R. Grace & Co.	67,737	2.7500	2/3/2021	67,017
				5,720,576
TELECOMMUNICATION SERVICES - 3.6%
Cable & Wireless	165,550	4.7500	12/2/2022	162,343
Cable & Wireless	135,450	4.7500	12/2/2022	132,826
Global Tel Link Corp.	302,862	5.0000	5/26/2020	221,593
Level 3 Financing, Inc.	355,000	4.0000	1/15/2020	354,778
Level 3 Financing, Inc.	986,000	3.5000	5/31/2022	972,936
SBA Communications	160,195	3.2500	6/10/2022	157,503
SBA Senior Finance II LLC	210,790	3.2500	3/24/2021	207,773
Securus Technologies, Inc.	85,000	5.2500	4/30/2020	63,665
Securus Technologies, Inc.	141,738	4.7500	4/30/2020	106,162
T-Mobile USA	200,000	3.5000	11/9/2022	200,332
West Corporation	236,073	3.2500	6/29/2018	232,220
XO Communications, Inc.	260,363	4.2500	3/19/2021	256,402
				3,068,533
UTILITIES - 2.9%
Atlantic Power Ltd.	55,994	4.7500	2/24/2021	54,664
Calpine Construction Finance	231,271	4.0000	10/9/2019	225,875
Calpine Corp.	259,499	3.2500	1/31/2022	245,390
Calpine Corp.	619,885	3.5000	5/27/2022	589,957
Calpine Corporation	471,918	3.0000	5/4/2020	445,254
NRG Energy, Inc.	725,555	5.0000	7/1/2018	713,060
Texas Comp Elec Holdings	635,000	5.0000	10/10/2017	194,525
				2,468,725

TOTAL BANK LOANS (Cost - $78,657,342)				74,720,227

BONDS & NOTES - 5.4%
AIRLINES - 0.1%
Air Canada - 144A	75,000	6.7500	10/1/2019	77,063
American Airlines Group, Inc. - 144A	45,000	4.6250	3/1/2020	43,031
				120,094
AUTOMOBILES - 0.3%
Drive Auto Receivables Trust - 144A	250,000	2.1100	5/15/2019	250,164

CHEMICALS - 0.1%
Hexion US Finance Corp.	150,000	6.6250	4/15/2020	117,000

COMMERCIAL SERVICES - 0.3%
Bear Stearns Commercial	250,000	5.5680	10/12/2041	254,502

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Aircastle Ltd.	75,000	6.2500	12/1/2019	79,313
Ally Financial, Inc.	80,000	3.2500	2/13/2018	78,750
Ally Financial, Inc.	50,000	4.1250	2/13/2022	48,875
Icahn Enterprises	10,000	4.8750	3/15/2019	9,225
Intl Lease Finance Corp.	120,000	3.8750	4/15/2018	119,100
ONEMAIN FINANCIAL ISSUANCE	250,000	3.1900	3/18/2026	249,688
Springleaf Finance Corp.	170,000	5.2500	12/15/2019	155,975
				740,926
ELECTRIC - 0.1%
RJS Power Holdings LLC - 144A	100,000	4.6250	7/15/2019	77,000

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ENTERTAINMENT - 0.0%
GLP Capital LP	$ 50,000	4.8750%	11/1/2020	$ 49,125

FOOD - 0.1%
Dole Foods, Inc. - 144A	70,000	7.2500	5/1/2019	68,775

HEALTHCARE-SERVICES - 0.7%
Centene Corp. - 144A	75,000	5.6250	2/15/2021	76,500
Community Health Systems	75,000	5.1250	8/15/2018	75,750
HCA-The Healthcare Company	200,000	3.7500	3/15/2019	202,000
Tenet Healthcare Corp. ^	75,000	6.0000	10/1/2020	79,688
Tenet Healthcare Corp.	25,000	5.0000	3/1/2019	23,688
Tenet Healthcare Corp. - 144A	80,000	4.0120	6/15/2020	79,000
				536,626
HOLDING COMPANIES - DIVERSIFIED - 0.2%
Argos Merger Sub, Inc. - 144A	140,000	7.1250	3/15/2023	141,400

HOME BUILDERS - 0.1%
Weyerhaeuser Real Estate	70,000	4.3750	6/15/2019	68,250

HOME EQUITY ABS - 0.1%
Residential Funding Mortgage	125,083	6.1100	6/25/2037	127,779

HOUSEHOLD PRODUCTS - 0.1%
Spectrum Brands, Inc.	75,000	6.3750	11/15/2020	79,500

LEISURE TIME - 0.1%
NCL Corp LTD	85,000	4.6250	11/15/2020	83,088

LODGING - 0.0%
Boyd Gaming Corp.	40,000	6.8750	5/15/2023	40,800

MEDIA - 0.8%
CCO SAFARI II LLC - 144A	300,000	3.5790	7/23/2020	301,935
Cequel Com Escrw - 144A	50,000	6.3750	9/15/2020	48,500
Clear Channel Communications	95,000	9.0000	12/15/2019	65,550
RCN Telecom Ser/Capital - 144A	110,000	8.5000	8/15/2020	110,963
Univision Communications, Inc. - 144A	60,000	5.1250	5/15/2023	58,500
				585,448
MINING - 0.1%
Vedanta Resources - 144A	100,000	9.5000	7/18/2018	72,034

OIL & GAS - 0.0%
Halcon Resources Corp. - 144A	50,000	8.6250	2/1/2020	31,688

OIL & GAS SERVICES - 0.1%
FTS International	50,000	6.2500	5/1/2022	9,625
FTS International - 144A	120,000	8.0120	6/15/2020	79,615
PHI, Inc.	25,000	5.2500	3/15/2019	20,313
				109,553
PACKAGING & CONTAINERS - 0.4%
Ardagh Holdings USA, Inc. - 144A	200,000	6.2500	1/31/2019	194,500
Beverage Packaging Holdings Luxembourg II SA - 144A	130,000	6.0000	6/15/2017	125,938
Reynolds Group Issuer, Inc. ^	50,000	5.7500	10/15/2020	50,188
				370,626
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
PHARMACEUTICALS - 0.2%
Capsugel SA - 144A	$ 25,000	7.0000%	5/15/2019	$ 24,484
Quintiles Transnational Corp. - 144A	40,000	4.8750	5/15/2023	40,700
VRX Escrow Corp. - 144A	70,000	5.3750	3/15/2020	66,369
				131,553
REITS - 0.3%
iStar Financial, Inc.	120,000	4.8750	7/1/2018	115,050
iStar Financial, Inc.	60,000	5.0000	7/1/2019	56,625
iStar Financial, Inc.	100,000	4.0000	11/1/2017	94,500
				266,175
SOFTWARE - 0.0%
First Data Corporation - 144A	25,000	5.7500	1/15/2024	24,875

TELECOMMUNICATIONS - 0.3%
Frontier Communications Corp. - 144A	155,000	6.2500	9/15/2021	131,363
Frontier Communications Corp.	25,000	8.8750	9/15/2020	25,188
Intelsat Jackson Holdings	85,000	6.6250	12/15/2022	55,463
Level 3 Financing inc	75,000	7.0000	6/1/2020	78,938
				290,952

TOTAL BONDS & NOTES (Cost - $4,969,116)				4,637,933

	Shares
SHORT-TERM INVESTMENT - 10.0%
MONEY MARKET FUND - 10.0%
Fidelity Institutional Money Market Funds - Government Portfolio	8,776,928	0.18 +		8,776,928
TOTAL SHORT-TERM INVESTMENT - (Cost - $8,776,928)

COLLATERAL FOR SECURITIES LOANED - 0.2%
Mount Vernon Prime Portfolio + (Cost - $135,250)	135,250	0.51%		135,250

TOTAL INVESTMENTS - 103.6% (Cost - $92,538,636)				$ 88,270,338
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6) %				(2,756,521)
NET ASSETS - 100.0%				$ 85,513,817

ABS - Asset Back Security.
REITS - Real Estate Investment Trusts.
^ All or a portion of these securities are on loan. Total loaned securies had a value of $131,722 at January 31, 2016.
+ Variable rate security. Interest rate is as of January 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,538,118 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation	$ 56,537
			Unrealized Depreciation	(3,874,917)
			Net Unrealized Depreciation	$ (3,818,380)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
BONDS & NOTES - 93.7%
AEROSPACE/DEFENSE - 0.5%
Triumph Group, Inc. ^	$ 520,000	4.8750%	4/1/2021		$ 416,000

APPAREL - 2.0%
Air Canada - 144A	360,000	7.7500	4/15/2021		361,800
Air Canada - 144A	325,000	8.7500	4/1/2020		346,125
American Airlines Group, Inc. - 144A	535,000	4.6250	3/12/2020		511,594
UAL	577,598	6.6360	7/2/2022		611,531
					1,831,050
AUTO MANUFACTURERS - 0.6%
Fiat Chrysler Automtobile	565,000	5.2500	4/15/2023		529,688

AUTO PARTS & EQUIPMENT - 0.3%
Omega US Sub LLC - 144A	350,000	8.7500	7/15/2023		315,875

BANKS - 1.1%
CIT Group, Inc.	295,000	5.3750	5/15/2020		306,063
Synovus Financial Corp.	626,000	7.8750	2/15/2019		686,252
					992,315
BEVERAGES - 0.8%
Cott Beverages USA, Inc. ^	445,000	5.3750	7/1/2022		432,762
Cott Beverages USA, Inc.	300,000	6.7500	1/1/2020		309,750
					742,512
BUILDING MATERIALS - 1.3%
Builders FirstSource, Inc. - 144A ^	390,000	7.6250	6/1/2021		408,525
Griffon Corp.	525,000	5.2500	3/1/2022		503,344
Masonite International Corp. - 144A ^	265,000	5.6250	3/15/2023		272,950
					1,184,819
CHEMICALS - 0.6%
Blue Cube Spinco, Inc. - 144A	350,000	9.7500	10/15/2023		378,000
Blue Cube Spinco, Inc. - 144A	180,000	10.0000	10/15/2025		195,300
					573,300
COMMERCIAL SERVICES - 5.3%
ADT Corp.	480,000	4.8750	7/15/2042		343,200
Ahern Rentals, Inc. - 144A	420,000	7.3750	5/15/2023		308,700
Avis Budget Car Rental LLC - 144A	495,000	5.1250	6/1/2022		469,334
Cardtronics, Inc.	570,000	5.1250	8/1/2022		558,600
Jaguar Holding Co. II - 144A	505,000	6.3750	8/1/2023		498,688
Live Nation Entertainment, Inc. - 144A	325,000	5.3750	9/1/2020		549,450
Live Nation Entertainment, Inc. - 144A	555,000	7.0000	6/15/2022		342,875
Team Health, Inc. - 144A	525,000	7.2500	12/15/2023		549,938
United Rentals North America, Inc. ^	275,000	5.5000	7/15/2025		246,469
United Rentals North America, Inc. ^	925,000	6.1250	6/15/2023		894,937
					4,762,191
COMPUTERS - 0.2%
Dell, Inc.	310,000	5.4000	9/10/2040		216,027

COSMETICS/PERSONAL CARE - 0.8%
Revlon Consumer Products Corp.	760,000	5.7500	2/15/2021		744,800

DISTRIBUTION/WHOLESALE- 0.8%
HD Supply, Inc. - 144A ^	205,000	7.5000	7/15/2020		214,225
HD Supply, Inc.	530,000	5.2500	12/15/2021		547,225
					761,450

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
DIVERSIFIED FINANCIAL SERVICES - 4.8%
Aircastle Ltd.	$ 480,000	6.2500%	12/1/2019		$ 507,600
Ally Financial, Inc.	305,000	5.7500	11/20/2025		891,712
Ally Financial, Inc.	790,000	8.0000	11/1/2031		305,000
Cogent Communications Finance, Inc. - 144A	460,000	5.6250	4/15/2021		439,300
Credit Acceptance Corp.	250,000	6.1250	2/15/2021		240,313
E*TRADE Financial Corp.	270,000	4.6250	9/15/2023		266,625
Fly Leasing Ltd.	410,000	6.3750	10/15/2021		422,100
Fly Leasing Ltd.	420,000	6.7500	12/15/2020		398,213
International Lease Finance Corp.	760,000	8.6250	1/15/2022		893,950
					4,364,813
ELECTRIC - 3.5%
Calpine Corp. ^	515,000	5.3750	1/15/2023		471,225
Calpine Corp.	350,000	5.7500	1/15/2025		315,875
Dynegy, Inc. ^	375,000	5.8750	6/1/2023		305,625
Dynegy, Inc. ^	240,000	6.7500	11/1/2019		232,800
GenOn Energy, Inc.	425,000	9.5000	10/15/2018		299,625
NRG Energy, Inc.	1,200,000	6.2500	7/15/2022		996,000
NRG Energy, Inc.	375,000	7.8750	5/15/2021		328,125
NRG Energy, Inc.	230,000	8.2500	9/1/2020		209,875
					3,159,150
ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
Anixter, Inc.	425,000	5.1250	10/1/2021		415,969
Anixter, Inc. - 144A	255,000	5.5000	3/1/2023		250,537
Belden, Inc. - 144A	625,000	5.5000	9/1/2022		600,000
WESCO Distribution, Inc.	435,000	5.3750	12/15/2021		408,900
					1,675,406
ENGINEERING & CONSTRUCTION - 0.2%
Tutor Perini Corp.	220,000	7.6250	11/1/2018		220,550

ENTERTAINMENT - 3.5%
Eldorado Resorts, Inc. - 144A	335,000	7.0000	8/1/2023		331,650
Isle of Capri Casinos, Inc.	355,000	5.8750	3/15/2021		364,762
Palace Entertainment Holdings LLC - 144A	1,140,000	8.8750	4/15/2017		1,090,838
Penn National Gaming, Inc. ^	370,000	5.8750	11/1/2021		359,825
Regal Entertainment Group	550,000	5.7500	6/15/2023		544,500
Scientific Games International, Inc. - 144A	480,000	7.0000	1/1/2022		453,600
					3,145,175
FOOD - 0.7%
ESAL GMBH - 144A	295,000	6.2500	2/5/2023		232,313
JBS USA LLC - 144A	475,000	5.8750	7/15/2024		384,750
					617,063
HEALTHCARE-PRODUCTS - 0.5%
Kinetics Concepts, Inc. ^	460,000	10.500	11/1/2018		448,500

HEALTHCARE-SERVICES - 5.7%
Amsurg Corp.	365,000	5.6250	7/15/2022		367,737
Centene Escrow Corp. - 144A	95,000	5.6250	2/15/2021		96,900
Centene Escrow Corp. - 144A	95,000	6.1250	2/15/2024		97,850
CHS Community Health Systems, Inc. ^	465,000	5.1250	8/1/2021		463,838
CHS Community Health Systems, Inc. ^	545,000	6.8750	2/1/2022		495,950
Envision Healthcare Corp. - 144A	475,000	5.1250	7/1/2022		469,062
HCA, Inc. ^	260,000	5.3750	2/1/2025		263,250
HCA, Inc.	455,000	7.5000	2/15/2022		507,325
MEDNAX, Inc. - 144A	290,000	5.2500	12/1/2023		297,975
Select Medical Corp. ^	780,000	6.3750	6/1/2021		673,725
Tenet Healthcare Corp.	340,000	5.0000	3/1/2019		322,150
Tenet Healthcare Corp. ^	400,000	6.0000	10/1/2020		425,000
Tenet Healthcare Corp.	635,000	8.1250	4/1/2022		639,763
					5,120,525
HOLDING COMPANIES-DIVERSIFIED - 1.0%
Argos Merger Sub, Inc. - 144A ^	400,000	7.1250	3/15/2023		404,000
James Hardie International Finance Ltd. - 144A	500,000	5.8750	2/15/2023		507,500
					911,500

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
HOME BUILDERS - 1.5%
Taylor Morrison Communities, Inc. - 144A	$ 690,000	5.2500%	4/15/2021		$ 652,050
William Lyon Homes, Inc.	655,000	8.5000	11/15/2020		679,562
					1,331,612
HOME FURNISHINGS - 1.1%
Tempur Sealy International, Inc.	390,000	5.6250	10/15/2023		399,750
Tempur Sealy International, Inc. - 144A	530,000	6.8750	12/15/2020		560,475
					960,225
INTERNET - 0.8%
Match Group, Inc. - 144A	485,000	6.7500	12/15/2022		487,425
Netflix, Inc.	235,000	5.3750	2/1/2021		253,800
					741,225
LEISURE TIME - 0.4%
NCL Corp Ltd. - 144A	400,000	4.6250	11/15/2020		391,000

LODGING - 3.4%
Boyd Gaming Corp.	405,000	6.8750	5/15/2023		413,100
Boyd Gaming Corp.	465,000	9.0000	7/1/2020		492,900
Felcor Lodging LP	720,000	5.6250	3/1/2023		722,700
MGM Resorts International	390,000	6.7500	10/1/2020		407,550
MGM Resorts International ^	950,000	7.7500	3/15/2022		1,010,563
					3,046,813
MEDIA - 13.7%
Altice Financing SA - 144A	545,000	6.6250	2/15/2023		538,187
Cablevision Systems Corp.	225,000	8.6250	9/15/2017		234,000
Cequel Communications Holdings I LLC - 144A ^	830,000	6.3750	9/15/2020		805,100
Clear Channel Worldwide Holdings, Inc.	740,000	6.5000	11/15/2022		688,200
Clear Channel Worldwide Holdings, Inc.	495,000	7.6250	3/15/2020		410,231
CSC Holdings LLC	180,000	6.7500	11/15/2021		178,200
CSC Holdings LLC	125,000	7.8750	2/15/2018		131,875
CSC Holdings LLC	550,000	8.6250	2/15/2019		587,125
DISH DBS Corp. ^	280,000	6.7500	6/1/2021		286,300
DISH DBS Corp.	365,000	7.8750	9/1/2019		396,938
Entercom Radio LLC	620,000	10.5000	12/1/2019		635,500
Gray Television, Inc.	1,430,000	7.5000	10/1/2020		1,480,050
LIN Television Corp.	390,000	6.3750	1/15/2021		409,012
Mediacom LLC	660,000	7.2500	2/15/2022		665,775
Nexstar Broadcasting, Inc. - 144A	325,000	6.1250	2/15/2022		309,563
Nexstar Broadcasting, Inc.	1,140,000	6.8750	11/15/2020		1,147,125
Numericable-SFR - 144A	210,000	6.0000	5/15/2022		207,900
Numericable-SFR - 144A	630,000	6.2500	5/15/2024		617,400
Radio One, Inc. - 144A	650,000	7.3750	4/15/2022		584,187
Sinclair Television Group, Inc. - 144A ^	265,000	5.6250	8/1/2024		258,706
Sinclair Television Group, Inc.	560,000	6.3750	11/1/2021		579,600
TEGNA, Inc. - 144A	85,000	5.5000	9/15/2024		85,638
Townsquare Radio LLC - 144A ^	400,000	6.5000	4/1/2023		372,500
Tribune Media Co. - 144A ^	380,000	5.8750	7/15/2022		380,000
Videotron Ltd.	425,000	5.0000	7/15/2022		430,313
					12,419,425
MINING - 0.4%
Alcoa, Inc.	415,000	5.1250	10/1/2024		342,375

MISCELLANEOUS MANUFACTURER - 0.5%
EnPro Industries, Inc.	445,000	5.8750	9/15/2022		434,988

OFFICE/BUSINESS EQUIPMENT - 0.3%
CDW Finance Corp.	240,000	5.5000	12/1/2024		250,349

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
OIL & GAS - 3.9%
Antero Resources Corp.	$ 250,000	5.3750%	11/1/2021		$ 213,125
Carrizo Oil & Gas, Inc. ^	525,000	7.5000	9/15/2020		410,813
Gulfport Energy Corp.	825,000	7.7500	11/1/2020		730,125
Matador Resources Co.	375,000	6.8750	4/15/2023		324,375
Memorial Resource Development Corp.	655,000	5.8750	7/1/2022		494,525
Rice Energy, Inc.	235,000	6.2500	5/1/2022		179,188
Sunoco LP - 144A	425,000	5.5000	8/1/2020		398,969
Western Refining, Inc.	840,000	6.2500	4/1/2021		768,600
					3,519,719
PACKAGING & CONTAINERS - 0.8%
Reynolds Group Issuer, Inc. ^	750,000	5.7500	10/15/2020		752,812

PHARMACEUTICALS - 2.4%
Endo Finco, Inc. - 144A ^	525,000	6.0000	2/1/2025		521,125
Endo Finco, Inc. - 144A ^	200,000	6.0000	7/15/2023		202,000
Valeant Pharmaceuticals International - 144A	260,000	5.6250	12/1/2021		237,900
Valeant Pharmaceuticals International - 144A	340,000	5.8750	5/15/2023		306,000
Valeant Pharmaceuticals International - 144A	560,000	6.3750	10/15/2020		540,400
Valeant Pharmaceuticals International - 144A	375,000	6.7500	8/15/2021		365,625
					2,173,050
PIPELINES - 6.1%
Blue Racer midstream LLC - 144A	400,000	6.1250	11/15/2022		301,000
DCP Midstream LLC - 144A	180,000	4.7500	9/30/2021		129,223
DCP Midstream LLC - 144A	105,000	5.3500	3/15/2020		86,062
DCP Midstream LLC - 144A	195,000	5.8500	5/21/2043		112,125
DCP Midstream LLC - 144A	160,000	6.7500	9/15/2037		103,148
Kinder Morgan Energy Partners LP	190,000	9.0000	2/1/2019		206,789
Kinder Morgan, Inc.	215,000	7.0000	6/15/2017		221,557
Kinder Morgan, Inc. - 144A	180,000	5.6250	11/15/2023		165,770
MPLX LP - 144A	360,000	4.5000	7/15/2023		282,329
MPLX LP - 144A ^	240,000	5.5000	2/15/2023		199,722
Rockies Express Pipeline LLC - 144A	525,000	5.6250	4/15/2020		472,500
Rockies Express Pipeline LLC - 144A	1,170,000	6.8750	4/15/2040		895,050
Sabine Pass Liquefaction LLC	870,000	5.6250	2/1/2021		800,400
Sabine Pass Liquefaction LLC	860,000	6.2500	3/15/2022		796,575
Targa Resources Partners LP ^	575,000	5.0000	1/15/2018		539,781
Targa Resources Partners LP	265,000	6.8750	2/1/2021		230,550
					5,542,581
REAL ESTATE - 1.0%
Realogy Co-Issuer Corp. - 144A	855,000	5.2500	12/1/2021		874,237

REITS - 2.9%
Equinix, Inc.	575,000	5.3750	1/1/2022		600,875
Equinix, Inc.	145,000	5.3750	4/1/2023		150,800
Equinix, Inc.	250,000	5.8750	1/15/2026		259,375
iStar Financial, Inc.	545,000	5.0000	7/1/2019		514,344
iStar Financial, Inc.	630,000	7.1250	2/15/2018		627,638
RHP Hotel Properties LP	480,000	5.0000	4/15/2021		488,400
					2,641,431
RETAIL - 0.7%
Dollar Tree, Inc. - 144A^	420,000	5.7500	3/1/2023		444,675
GameStop Corp. - 144A	225,000	5.5000	10/1/2019		221,063
					665,738
SEMICONDUCTORS - 0.4%
Qorvo, Inc. - 144A	330,000	6.7500	12/1/2023		326,700

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
SOFTWARE - 2.5%
First Data Corp.- 144A	$ 220,000	5.0000%	1/15/2024		$ 220,550
First Data Corp.- 144A	930,000	7.0000	12/1/2023		939,300
Nuance Communications, Inc. - 144A	1,075,000	5.3750	8/15/2020		1,080,375
					2,240,225
TELECOMMUNICATIONS - 12.9%
Cincinnati Bell, Inc.	490,000	8.3750	10/15/2020		501,025
CommScope, Inc. - 144A	200,000	5.5000	6/15/2024		193,250
CyrusOne LP	840,000	6.3750	11/15/2022		856,800
EarthLink, Inc.	960,000	7.3750	6/1/2020		969,600
EarthLink, Inc.	536,000	8.8750	5/15/2019		541,360
Fairpoint Communications, Inc. - 144A	1,050,000	8.7500	8/15/2019		1,017,187
Frontier Communications Corp.	115,000	6.2500	9/15/2021		97,463
Frontier Communications Corp.	465,000	6.8750	1/15/2025		371,419
Frontier Communications Corp.	480,000	8.5000	4/15/2020		477,600
Frontier Communications Corp.	855,000	9.2500	7/1/2021		828,281
Frontier Communications Corp. - 144A	265,000	10.5000	9/15/2022		258,706
GCI, Inc.	335,000	6.8750	4/15/2025		329,975
Intelsat Jackson Holdings SA	295,000	5.5000	8/1/2023		236,737
Intelsat Jackson Holdings SA	230,000	7.2500	10/15/2020		198,950
Intelsat Jackson Holdings SA ^	315,000	7.5000	4/1/2021		270,900
Level 3 Financing, Inc.	330,000	5.1250	5/1/2023		332,888
Level 3 Financing, Inc.	520,000	5.3750	8/15/2022		529,750
Level 3 Financing, Inc.	925,000	6.1250	1/15/2021		971,250
Sprint Communications, Inc. - 144A	255,000	7.0000	3/1/2020		246,075
Sprint Communications, Inc.	625,000	7.0000	8/15/2020		462,500
Sprint Communications, Inc. - 144A	315,000	9.0000	11/15/2018		322,875
Sprint Corp.	780,000	7.2500	9/15/2021		565,500
ViaSat, Inc.	375,000	6.8750	6/15/2020		395,156
Windstream Corp. ^	350,000	7.7500	10/15/2020		291,375
Windstream Corp.	555,000	7.7500	10/1/2021		435,675
					11,702,297
TRANSPORTATION - 1.9%
Con-Way, Inc.	665,000	7.2500	1/15/2018		669,988
Navios Maritime Acquisition Corp. - 144A	420,000	8.1250	11/15/2021		335,475
Watco Cos LLC - 144A	730,000	6.3750	4/1/2023		704,450
					1,709,913

TOTAL BONDS & NOTES (Cost - $89,369,029)					84,799,423

SHORT-TERM INVESTMENT - 5.5%	Shares
MONEY MARKET FUND - 5.5%
First American Government Obligations Fund	4,913,797	0.01% +			4,913,797
TOTAL SHORT-TERM INVESTMENT (Cost - $ 4,913,797)

COLLATERAL FOR SECURITIES LOANED - 13.1%
Mount Vernon Prime Portfolio + (Cost - $11,832,940)	11,832,940	0.51%			11,832,940

TOTAL INVESTMENTS - 112.3% (Cost - $106,115,766) (a)					$ 101,546,160
LIABILITIES IN EXCESS OF OTHER ASSETS - 12.3%					(11,069,996)
NET ASSETS - 100.0%					$ 90,476,164

+ Variable rate security. Interest rate is as of January 31, 2016.
^ All or a portion of these securiites are on loan. Total loaned securities had a value of $11,586,174 at January 31, 2016.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
REITS - Real Estate Investment Trusts.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,091,616 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
				Unrealized Appreciation	$ 622,297
				Unrealized Depreciation	(5,167,753)
				Net Unrealized Depreciation	$ (4,545,456)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
January 31, 2016

Security	Principal Amount		Interest Rate		Maturity Date	Value
CORPORATE BONDS & NOTES - 35.6%
AGRICULTURE - 0.7%
Imperial Tobacco Finance PLC - 144A	200,000	USD	2.9500%		7/21/2020	$ 202,871

AUTO MANUFACTURERS - 1.5%
Daimler AG	300,000	EUR	4.1250		1/19/2017	337,265
Fiat Chrystler Finance	100,000	EUR	4.7500		7/15/2022	112,338
						449,603
AUTO PARTS & EQUIPMENT - 0.3%
Samvardhana Motherson Automotive Systems Group BV	100,000	EUR	4.1250		7/15/2021	102,297

BANKS - 19.5%
Abbey National Treasury Services PLC	200,000	EUR	2.0000		1/14/2019	225,891
ABN AMRO Bank NV	200,000	EUR	6.3750		4/27/2021	258,665
Barclays Bank PLC	200,000	EUR	6.0000		1/14/2021	258,721
BNP Paribas SA	200,000	EUR	2.8750		9/26/2023	246,298
BPCE SA	100,000	EUR	3.7500		7/21/2017	114,152
BPCE SA	200,000	EUR	4.6250		7/18/2023	248,040
Commonwealth Bank of Australia	150,000	EUR	5.5000		8/6/2019	186,270
Credit Agricole SA	300,000	EUR	3.8750		2/13/2019	361,097
Credit Suisse AG	250,000	EUR	5.1250		9/18/2017	292,790
Danske Bank AG	150,000	EUR	3.8750		2/28/2017	169,026
HSBC Holdings PLC	200,000	EUR	6.0000		6/10/2019	250,026
Intesa Sanpaolo SpA	200,000	EUR	4.3750		10/15/2019	243,941
KBC Groep NV	200,000	EUR	2.3750	+	11/25/2024	220,457
KBC IFIMA SA	250,000	EUR	2.1250		9/10/2018	284,233
Lloyds Bank PLC	150,000	EUR	6.5000		3/24/2020	194,386
National Australia Bank Ltd.	150,000	EUR	4.6250		2/10/2020	183,543
National Australia Bank Ltd.	100,000	GBP	5.1250		12/9/2021	162,009
Santander International Debt SAU	100,000	EUR	4.0000		1/24/2020	122,478
Societe Generale SA	350,000	USD	2.7500		10/12/2017	356,199
Societe Generale SA	200,000	EUR	4.0000		6/7/2023	234,750
Sumitomo Mitsui Banking Corp.	350,000	USD	1.5000		1/18/2018	348,249
Toronto-Dominion Bank	300,000	USD	1.4000		4/30/2018	299,116
UBS AG/London	200,000	GBP	6.6250		4/11/2018	317,284
UniCredit SpA	100,000	EUR	3.3750		1/11/2018	114,506
Westpac Banking Corp.	250,000	EUR	2.1250		7/9/2019	289,045
						5,981,172
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Arrow Global Finance PLC	100,000	GBP	7.8750		3/1/2020	146,923

ELECTRIC - 2.1%
Engie SA	200,000	GBP	7.0000		10/30/2028	395,040
Iberdrola Finanzas	200,000	EUR	4.1250		3/23/2020	248,332
						643,372
ELECTRONICS - 0.3%
Trionista Holdco GmbH	100,000	EUR	5.0000		4/30/2020	111,488

FOOD - 0.4%
Agrokor dd	100,000	EUR	9.1250		2/1/2020	114,983

GAS - 1.0%
National Grid PLC	250,000	EUR	4.3750		3/10/2020	312,946

INSURANCE - 3.4%
Allianz Finance II BV	100,000	EUR	4.0000		11/23/2016	111,733
Allianz Finance II BV	200,000	EUR	4.7500		7/22/2019	250,373
Allianz Finance II BV	200,000	EUR	5.7500	+	7/8/2041	249,593
AXA SA	150,000	EUR	5.2500	+	4/16/2040	178,986
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.	350,000	EUR	3.3750		6/27/2022	246,339
						1,037,024
INTERNET - 0.4%
United Group BV	100,000	EUR	7.8750		11/15/2020	114,470

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2016

Security	Principal Amount		Interest Rate		Maturity Date	Value
MEDIA - 1.1%
Cable Communications Systems NV	100,000	EUR	7.5000%		11/1/2020	$ 112,413
Sky PLC	200,000	EUR	1.5000		9/15/2021	219,597
						332,010
OIL & GAS - 0.3%
ONGC Videsh Ltd.	100,000	EUR	2.7500		7/15/2021	109,274

REAL ESTATE - 0.4%
Deutsche Rastataetten Gruppe IV GmBH	100,000	EUR	6.7500		12/30/2020	114,649

SAVINGS & LOANS - 1.5%
Coventry Building Society	150,000	EUR	2.2500		12/4/2017	168,402
Nationwide Building Society	100,000	GBP	5.6250		9/9/2019	160,905
Silverstone Master Issuer PLC	100,000	GBP	5.0630	+	1/21/2055	146,114
						475,421
TELECOMMUNICATIONS - 2.2%
America Movil SAB de CV	200,000	EUR	3.0000		7/12/2021	238,232
Play Finance 2 SA	100,000	EUR	5.2500		2/1/2019	110,928
Telecom Italia SpA Telecom Italia SpA	50,000	GBP	6.3750		6/24/2019	76,754
Virgin Media Secured Finance PLC	100,000	GBP	5.5000		1/15/2021	152,670
Wind Acquisition Finance SA	100,000	EUR	4.0000		7/12/2020	106,191
						684,775

TOTAL CORPORATE BONDS & NOTES (Cost - $12,361,768)						10,933,278

FOREIGN GOVERNMENT BONDS - 55.9%
Austria Government Bond - 144A	250,000	EUR	1.2000		10/20/2025	286,659
Belgium Government Bond	150,000	EUR	4.2500		9/28/2022	206,885
Belgium Government Bond - 144A	100,000	EUR	5.0000		3/28/2035	174,393
Bundesrepublik Deutschland	150,000	EUR	4.7500		7/4/2040	295,250
Bundesrepublik Deutschland	50,000	EUR	3.2500		7/4/2042	82,307
Canadian Government Bond	250,000	CAD	5.7500		6/1/2033	281,234
Canadian Government Bond	250,000	CAD	4.0000		6/1/2041	248,230
Denmark Government Bond	1,850,000	DKK	3.0000		11/15/2021	314,502
France Government Bond OAT	120,000	EUR	4.7500		4/25/2035	204,061
France Government Bond OAT	150,000	EUR	4.5000		4/25/2041	261,906
Hungary Government International Bond	100,000	USD	5.3750		3/25/2024	110,396
Indonesia Government International Bond - 144A	150,000	EUR	2.8750		7/8/2021	161,398
Ireland Government Bond	100,000	EUR	5.4000		3/13/2025	151,205
Italy Buoni Poliennali Del Tesoro	250,000	EUR	4.5000		2/1/2020	316,454
Italy Buoni Poliennali Del Tesoro	100,000	EUR	5.5000		11/1/2022	140,801
Italy Buoni Poliennali Del Tesoro	340,000	EUR	4.5000		3/1/2024	462,327
Italy Buoni Poliennali Del Tesoro	240,000	EUR	3.7500		9/1/2024	312,281
Italy Buoni Poliennali Del Tesoro	290,000	EUR	5.0000		9/1/2040	457,844
Japan Government Ten Year Bond	37,000,000	JPY	1.9000		6/20/2017	313,750
Japan Government Ten Year Bond	270,650,000	JPY	1.4000		9/20/2019	2,353,560
Japan Government Thirty Year Bond	108,400,000	JPY	2.5000		6/20/2036	1,170,828
Japan Government Thirty Year Bond	80,300,000	JPY	2.0000		9/20/2041	811,875
Japan Government Twenty Year Bond	99,050,000	JPY	1.9000		9/20/2023	938,086
Japan Government Twenty Year Bond	146,700,000	JPY	2.1000		12/20/2027	1,476,234
Korea Treasury Bond	832,150,000	KRW	3.0000		9/10/2024	751,601
Mexican Bonos	14,900,000	MXN	6.5000		6/9/2022	858,233
Mexican Bonos	7,400,000	MXN	10.0000		12/5/2024	522,243
Poland Government Bond	300,000	PLN	5.7500		9/23/2022	87,419
Romanian Government International Bond	100,000	EUR	2.8750		10/28/2024	113,320
Spain Government Bond - 144A	80,000	EUR	5.4000		1/31/2023	111,981
Spain Government Bond - 144A	200,000	EUR	4.4000		10/31/2023	267,724
Spain Government Bond - 144A	300,000	EUR	3.8000		4/30/2024	387,064
Spain Government Bond - 144A	120,000	EUR	4.2000		1/31/2037	165,393
Sweden Government Bond	3,600,000	SEK	4.2500		3/12/2019	480,507
Switzerland Government Bond	400,000	CHF	4.0000		2/11/2023	518,158
United Kingdom Gilt	300,000	GBP	4.2500		6/7/2032	555,959
United Kingdom Gilt	235,000	GBP	4.5000		12/7/2042	477,956
United Kingdom Gilt	150,000	GBP	4.2500		12/7/2055	327,938
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $18,403,815)						17,157,962

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2016

Security	Principal Amount		Interest Rate		Maturity	Value
WHOLE LOAN COLLATERAL - 0.9%
Bankinter 10 Fondo de Titulizacion de Activos	130,624	EUR	0.0270	%,+	6/21/2043	$ 135,339
Fondo de Titulizacion de Activos Santander Hipotecario 2	59,805	EUR	0.0070	+	1/18/2049	61,555
Silverstone Master Issuer PLC - 144A	50,000	GBP	0.9062	+	1/20/2070	70,853
TOTAL WHOLE LOAN COLLATERAL (Cost - $277,575)						267,747

SHORT-TERM INVESTMENTS - 5.1%	Shares
MONEY MARKET FUND - 5.1%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $1,547,891)	1,547,891		0.1200	+		1,547,891

TOTAL INVESTMENTS - 97.5% (Cost - $32,591,049) (a)						$ 29,906,878
OTHER ASSETS LESS LIABILITIES - 2.5%						772,475
NET ASSETS - 100.0%						$ 30,679,353

MBS - Mortgage Back Security	DKK - Danish Krone		MXN - Mexican Peso
REIT - Real Estate Investment Trust	EUR - EURO		PLN - Polish Zloty
AUD - Australian Dollar	GBP - United Kingdom Pound		SEK - Swedish Krona
CAD - Canadian Dollar	JPY - Japanese Yen
CHF - Swiss Franc	KRW - South Korean Won
+ Variable rate security. Interest rate is as of January 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,591,049 and differs from market value by net unrealized appreciation
(depreciation) on securities as follows:
					Unrealized Appreciation:	$ 98,454
					Unrealized Depreciation:	(2,782,625)
					Net Unrealized Depreciation:	$ (2,684,171)

Futures Contracts	Contracts					Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED*
10 YR AUD Government Bond maturing March, 2016
(Underlying Face Amount at Value $34,462,342)	5					$ 9,861
Canadian 10 Year Bond maturing March, 2016
(Underlying Face Amount at Value ($304,975)	3					3,160
Euro BOBL Future maturing March, 2016
(Underlying Face Amount at Value $1,433,157)	10					7,153
Euro Bund Future maturing March, 2016
(Underlying Face Amount at Value ($176,777)	1					3,398
Euro Buxl Future maturing March, 2016
(Underlying Face Amount at Value $351,975)	2					21,860
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED						45,432

FUTURES CONTRACTS SOLD *
Euro Schatz maturing March, 2016
(Underlying Face Amount at Value ($1,341,900)	(12)					(1,558)
Long Gilt Future maturing March, 2016
(Underlying Face Amount at Value ($962,560)	(8)					(34,487)
Japan 10 year Future, maturing March, 2016
(Underlying Face Amount at Value ($150,420,000)	(1)					(10,651)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD						(46,696)

NET UNREALIZED LOSS FROM FUTURES CONTRACTS						$ (1,264)

* Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2016

As of January 31, 2016 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Buy:
Australian Dollar		2/16/2016	Credit Suisse	1,132,626		$ 801,165		$ (23,307)
British Pound		2/16/2016	Deutsche	179,755		255,118		(11,742)
British Pound		2/16/2016	Deutsche	229,661		325,947		(11,409)
British Pound		2/16/2016	Barclay	102,353		145,264		(286)
Canadian Dollar		2/16/2016	Credit Suisse	567,865		404,152		(18,782)
Canadian Dollar		2/16/2016	Deutsche	945,267		672,751		(8,137)
Euro		2/16/2016	Deutsche	630,550		682,646		13,954
Euro		2/16/2016	Deutsche	185,102		200,395		(4,006)
Euro		2/16/2016	Barclay	240,000		259,829		(3,121)
Euro		2/16/2016	Deutsche	587,471		636,008		(9,398)
Euro		2/16/2016	Barclay	113,647		123,037		(1,831)
Euro		2/16/2016	Deutsche	1,484,016		1,606,626		(16,181)
Euro		2/16/2016	Barclay	181,288		196,266		(341)
Euro		2/16/2016	Barclay	269,896		292,195		273
Euro		2/16/2016	Barclay	208,502		225,728		1,814
Euro		2/16/2016	Barclay	701,970		759,967		(3,223)
Euro		2/16/2016	Barclay	570,000		617,094		213
Euro		2/16/2016	Deutsche	98,269		106,388		82
Euro		2/16/2016	Barclay	241,530		261,485		(2,192)
Japanese Yen		2/16/2016	Barclay	135,422,543		1,118,511		19,230
Japanese Yen		2/16/2016	Deutsche	201,843,260		1,667,107		28,669
Japanese Yen		2/16/2016	Credit Suisse	37,914,820		313,154		5,381
Japanese Yen		2/16/2016	Deutsche	5,766,277		47,626		(313)
Japanese Yen		2/16/2016	Deutsche	27,606,249		228,011		(3,512)
Japanese Yen		2/16/2016	Deutsche	31,835,000		262,938		(4,652)
New Zealand Dollar		2/16/2016	Barclay	140,862		91,166		(2,380)
Israeli Shekel		3/10/2016	Deutsche	530,000		134,047		(2,833)
Malaysian Ringgit		3/10/2016	Credit Suisse	680,000		164,275		3,796
Mexican Peso		3/10/2016	Barclay	5,327,819		292,753		(27,977)
Mexican Peso		3/10/2016	Deutsche	863,742		47,461		(2,890)
Phillipine Peso		3/10/2016	Deutsche	35,121,000		731,377		(8,766)
Singapore Dollar		3/10/2016	Deutsche	40,000		28,075		(225)
Singapore Dollar		3/10/2016	Citi	120,000		84,224		(687)
South African Rand		3/10/2016	Barclay	70,000		4,369		(391)
South African Rand		3/10/2016	Credit Suisse	1,930,000		120,475		(10,806)
South African Rand		3/10/2016	Deutsche	47,345,000		39,130		(1,709)
Thai Baht		3/10/2016	Deutsche	2,380,000		71,437		(761)
Russian Ruble		3/10/2016	Citi	3,760,000		49,485		(5,387)
Russian Ruble		3/10/2016	Citi	23,960,000		315,333		18,798
Turkish Dollar		3/10/2016	Deutsche	300,000		100,248		(619)

								$ (95,654)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2016

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell:
Euro		2/1/2016	Barclay	241,530		$ 261,384		$ 2,201
Australian Dollar		2/16/2016	Barclay	100,000		70,735		1,816
Australian Dollar		2/16/2016	Deutsche	100,000		70,735		718
Australian Dollar		2/16/2016	Barclay	440,000		311,235		116
British Pound		2/16/2016	Barclay	50,000		70,963		5,104
British Pound		2/16/2016	Barclay	50,000		70,963		4,115
British Pound		2/16/2016	Deutsche	80,000		113,540		5,388
British Pound		2/16/2016	Deutsche	250,000		354,813		11,899
Canadian Dollar		2/16/2016	Deutsche	130,000		92,522		892
Canadian Dollar		2/16/2016	Deutsche	210,000		149,458		871
Canadian Dollar		2/16/2016	Deutsche	50,000		35,585		(208)
Danish Krona		2/16/2016	Barclay	200,000		29,016		(89)
Euro		2/16/2016	Deutsche	90,000		97,436		692
Euro		2/16/2016	Barclay	1,171,407		1,268,189		1,163
Euro		2/16/2016	Deutsche	825,267		893,451		784
Euro		2/16/2016	Credit Suisse	1,139,563		1,233,714		1,162
Euro		2/16/2016	Deutsche	42,221		45,709		563
Euro		2/16/2016	Barclay	80,000		86,610		981
Euro		2/16/2016	Deutsche	50,000		54,131		824
Euro		2/16/2016	Deutsche	470,000		508,832		7,659
Euro		2/16/2016	Deutsche	1,200,000		1,299,144		(3,833)
Euro		2/16/2016	Deutsche	40,000		43,305		68
Euro		2/16/2016	Deutsche	30,000		32,479		(27)
Japanese Yen		2/16/2016	Deutsche	18,400,000		151,973		739
Japanese Yen		2/16/2016	Deutsche	7,200,000		59,468		(260)
Japanese Yen		2/16/2016	Deutsche	6,300,000		52,034		135
Japanese Yen		2/16/2016	Deutsche	41,100,000		339,462		2,104
Japanese Yen		2/16/2016	Barclay	120,000,000		991,129		14,868
Japanese Yen		2/16/2016	Deutsche	5,900,000		48,731		1,369
Japanese Yen		2/16/2016	Deutsche	5,100,000		42,123		1,151
Norwegian Krona		2/16/2016	Deutsche	550,000		63,020		357
Norwegian Krona		2/16/2016	Deutsche	590,000		67,603		(1,540)
Swedish Krona		2/16/2016	Deutsche	290,000		33,837		259
Swiss Franc		2/16/2016	Credit Suisse	50,000		48,832		2,262
Swiss Franc		2/16/2016	Deutsche	60,000		58,598		1,146
Israeli Shekel		3/10/2016	Barclay	110,000		27,821		581
Israeli Shekel		3/10/2016	Deutsche	150,000		37,938		303
Mexican Peso		3/10/2016	Deutsche	1,889,576		103,829		9,926
Mexican Peso		3/10/2016	Barclay	9,763,809		536,502		50,428
Mexican Peso		3/10/2016	Barclay	2,500,000		137,370		5,862
Phillipine Peso		3/10/2016	Citi	35,121,000		731,377		2,757
South African Rand		3/10/2016	Deutsche	61,330,000		50,688		1,619
South African Rand		3/10/2016	Deutsche	103,790,000		85,781		1,131
Thai Baht		3/10/2016	Barclay	25,010,000		750,690		14,865
Thai Baht		3/10/2016	Citi	8,456,000		253,812		(3,338)
Thai Baht		3/10/2016	Citi	10,280,000		308,560		(3,516)

								$ 146,067
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
January 31, 2016

Forward Currency Contracts
				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	2/16/2016	Barclays Bank	38,534	53,577	$ 54,690	$ 58,003	$ (3,227)
Euro	Danish Krona	2/16/2016	Barclays Bank	115,159	858,465	124,674	124,548	23
Euro	Norwegian Krone	2/16/2016	Deutsche Bank	287,000	2,777,068	310,712	318,201	(8,805)
Euro	Swedish Krona	2/16/2016	Barclays Bank	62,240	573,519	67,383	66,918	137
Euro	Swedish Krona	2/16/2016	Credit Suisse	104,033	958,582	112,628	111,846	229
Euro	Swiss Franc	2/16/2016	Deutsche Bank	19,298	20,873	20,892	20,385	432
Norwegian Krone	Euro	2/16/2016	Barclays Bank	3,825,403	409,283	438,320	443,098	(2,305)
Norwegian Krone	Euro	2/16/2016	Deutsche Bank	3,412,925	365,163	391,058	395,333	(2,056)
Czech Koruna	Euro	3/10/2016	Credit Suisse	1,780,000	66,015	71,344	71,514	(7)
Euro	Polish Zloty	3/10/2016	Deutsche Bank	14,001	60,000	15,167	14,689	483
Polish Zloty	Euro	3/10/2016	Deutsche Bank	220,000	51,326	53,861	55,602	(1,770)

								$ (16,866)

Total Unrealized Gain on Forward Currency Contracts								$ 33,547

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
January 31, 2016

Security			Shares	Value
EXCHANGE TRADED FUNDS - 39.1%
DEBT FUND - 9.5%
iShares TIPS Bond ETF			16,380	$ 1,824,732
SPDR Barclays High Yield Bond ETF			47,738	1,585,379
				3,410,111
EQUITY FUNDS - 29.6%
iShares Currency Hedged MSCI Germany ETF			141,006	3,206,476
SPDR S&P 500 ETF Trust ^			38,345	7,433,945
				10,640,421

TOTAL EXCHANGE TRADED FUNDS (Cost - $14,171,764)				14,050,532

OPTIONS * - 6.1%
CALL OPTION ON FUTURES PURCHASED - 6.0%			Contacts +
Swiss Market IX, Expiration March 19, 2016
Exercise Price CHF 8,587.92			120	12,115
US 10 Year Future, Expiration March 19, 2015
Exercise Price $116			159	2,161,406
				2,173,521
PUT OPTIONS ON FUTURES PURCHASED - 0.1%
S&P 500 E-Mini Option, Expiration February 19, 2016
Exercise Price $1,775			71	13,313
S&P 500 Option, Expiration February 21, 2016
Exercise Price $1,800			70	19,250
				32,563

TOTAL OPTIONS (Cost - $1,880,736)				2,206,084
	Principal	Discount
	Amount ($)	Rate	Maturity
SHORT-TERM INVESTMENTS - 54.4%
U.S. GOVERNMENT SECURITIES - 32.1%
US Treasury Bill ^++	9,931,000	0.2750%	3/10/2016	9,930,749
US Treasury Bill	1,600,000	0.2600%	3/17/2016	1,599,833
				11,530,582
MONEY MARKET - 22.3%	Shares	Interest Rate
STIT- Liquid Assets - Institutional Class	8,022,305	0.2100%	^^	8,022,305

TOTAL SHORT-TERM INVESTMENTS - (Cost - $19,552,887)				19,552,887

COLLATERAL FOR SECURITIES LOANED - 44.9%
Mount Vernon Prime Portfolio + (Cost - $16,120,473)	16,120,473	0.5100%		16,120,473

TOTAL INVESTMENTS - 144.5% (Cost - $51,725,860)				$ 51,929,976
LIABILITIES IN EXCESS OF OTHER ASSETS - (44.5) %				(16,005,138)
NET ASSETS - 100.0%				$ 35,924,838

				Unrealized
				Appreciation
Open Futures Contracts			Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - (1.0) %
10 YR AUD Government Bond, March 2016
(Underlying Face Amount at Value $282.591.202)			41	$ 25,392
10 YR Mini JBG Future, March 2016
(Underlying Face Amount at Value $5,342,424)			43	53,490
AEX Index (Amsterdam), February 2016
(Underlying Face Amount at Value $464,751)			5	8,398
CAC 40 10 Euro Future, February 2016
(Underlying Face Amount at Value $1,861,698)			39	(4,978)
DAX Index, March 2016
(Underlying Face Amount at Value $1,055,794)			4	(15,919)
Hang Seng Index Future, February 2016
(Underlying Face Amount at Value $1,014,010)			8	41,990
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
January 31, 2016
				Unrealized
				Appreciation
Open Futures Contracts			Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - (1.0) % (Continued)
IBEX - 35 Index Future, February 2016
(Underlying Face Amount at Value $1,708,069)			18	$ (45,534)
Long Gilt Future, March 2016
(Underlying Face Amount at Value $170,758)			1	4,005
S&P/TSX 60 IX Future, March 2016
(Underlying Face Amount at Value $338,760)			9	205
SPI 200 Future, March 2016
(Underlying Face Amount at Value $702,945)			1	1,329
TOPIX Index Future, March 2016
(Underlying Face Amount at Value $13,070)			44	(434,272)
TOTAL FUTURES CONTRACTS PURCHASED				(365,894)

SHORT FUTURES CONTRACTS ** - (0.7) %
Canadian 10 Year Bond, March 2016
(Underlying Face Amount at Value $5,591,203)			(55)	(63,509)
Euro-Bund Future, March 2016
(Underlying Face Amount at Value $8,838,369)			(50)	(197,666)
FTSE 100 Index, March 2016
(Underlying Face Amount at Value $2,983,797)			(35)	(1,429)
FTSE/MIS Index Future, March 2016
(Underlying Face Amount at Value $201,332)			(2)	26,038
US 10 Year Future, March 2016
(Underlying Face Amount at Value $129,578)			(20)	(23,631)
TOTAL FUTURES CONTRACTS SOLD				(260,197)

WRITTEN PUT FUTURE OPTIONS - 0.1%
Swiss Market IX, Expiration March 19, 2016
Exercise Price CHF 8,587.92 (Proceeds - $38,294)			(120)	(48,147)

ETF - Exchange Traded Fund
^ All or a portion of these securities are on loan. Total loaned securities had a value of $15,964,054 at January 31, 2016.
* Non income producing security.
+ Each option contract allows holder to purchase/sell 100 sahres of the underlying security at the exercise price.
++ All or part of the security was held as collateral for futures outstanding as of January 31, 2016.
^^ Variable rate security. Interest rate is as of January 31, 2016.
** The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,920,189 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
			Unrealized Appreciation:	$ 829,062
			Unrealized Depreciation:	(819,275)
			Net Unrealized Appreciation:	$ 9,787

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
January 31, 2016

Security	Shares			Value
EXCHANGE TRADED FUNDS - 76.9%
ASSET ALLOCATION FUND - 20.9%
CurrencyShares Japanese Yen Trust *	39,400			$ 3,152,394
ProShares UltraShort Euro *	61,300			1,574,184
				4,726,578
COMMODITY FUND - 14.0%
DB Gold Short Exchange Traded Notes *	194,600			3,150,574

DEBT FUND - 14.0%
ProShares Short 20+ Year Treasury *	134,500			3,152,680

EQUITY FUND - 28.0%
iShares MSCI EAFE ETF	57,000			3,162,360
SPDR S&P500 ETF Trust	16,300			3,160,081
				6,322,441

TOTAL EXCHANGE TRADED FUNDS (Cost - 17,259,385)				17,352,273

	Principal
US TREASURY - 5.8%	Amount ($)	Yield (a)	Maturity
United States Treasury Bill
(Cost - $1,296,951)	1,300,000	0.4200	8/18/2016	1,296,951

	Shares
SHORT -TERM INVESTMENT - 18.1%
MONEY MARKET FUND - 18.1%
STIT-Treasury Portfolio - 0.21% +
(Cost - $4,083,064)	4,083,064			4,083,064

TOTAL INVESTMENTS - 100.8% (Cost - $22,639,400) (b)				$22,732,288
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8) %				(173,822)
NET ASSETS - 100.0%				$22,558,466

ETF - Exchange Traded Fund
* Non income producing security.
+ Variable rate security. Interest rate is as of January 31, 2016.
(a) Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,766,031 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

			Unrealized Appreciation:	$ 104,003
			Unrealized Depreciation:	(137,746)
			Net Unrealized Depreciation:	$ (33,743)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
CONVERTIBLE BONDS - 75.3%
BIOTECHNOLOGY - 4.1%
Acorda Therapeutics, Inc.	$ 1,000,000	1.7500%	6/15/2021		$ 1,051,875

COMPUTERS - 4.4%
Sandisk Corp.	745,000	1.5000	8/15/2017		1,124,019

DIVERSIFIED FINANCIAL SERVICES - 4.9%
FXCM, Inc.	715,000	2.2500	6/15/2018		504,075
PRA Group, Inc.	960,000	3.0000	8/1/2020		754,200
					1,258,275
ELECTRICAL COMPONENTS & EQUIPMENT - 3.5%
SunPower Corp.	1,120,000	0.8750	6/1/2021		896,000

HEALTHCARE-PRODUCTS - 6.8%
Cepheid	1,040,000	1.2500	2/1/2021		876,304
Wright Medical Group, Inc. - 144A	895,000	2.0000	2/15/2020		851,928
					1,728,232
HEALTHCARE-SERVICES - 2.5%
Molina Healthcare, Inc.	440,000	1.1250	1/15/2020		638,000

HOME BUILDERS - 2.9%
CalAtlantic Group, Inc.	700,000	1.2500	8/1/2032		736,750

INSURANCE - 2.6%
AmTrust Financial Services, Inc.	745,000	2.7500	12/15/2044		654,669

INTERNET - 5.5%
Fireeye, Inc. - 144A ^	990,000	1.0000	6/1/2035		816,750
Pandora Media, Inc.	670,000	1.7500	12/1/2020		599,650
					1,416,400
MACHINERY-DIVERSIFIED - 1.5%
Chart Industries, Inc.	450,000	2.0000	8/1/2018		371,812

OIL & GAS - 1.3%
Whiting Petroleum Corp. - 144A	625,000	1.2500	4/1/2020		341,797

PHARMACEUTICALS - 6.6%
Akorn, Inc.	110,000	4.0000	6/1/2016		326,356
Depomed, Inc.	405,000	2.5000	9/1/2021		410,316
Impax Laboratories, Inc. - 144A	1,020,000	2.0000	6/15/2022		951,787
					1,688,459
REAL ESTATE - 3.1%
Forest City Enterprises, Inc. - Class A	790,000	3.6250	8/15/2020		804,319

RETAIL - 2.7%
GNC Holdings, Inc.	895,000	1.5000	8/15/2020		681,319

SEMICONDUCTORS - 10.2%
Micron Technology, Inc. ^	690,000	3.0000	11/15/2043		487,744
ON Semiconductor Corp. - 144A ^	1,205,000	1.0000	12/1/2020		1,069,437
Rambus, Inc.	900,000	1.1250	8/15/2018		1,062,000
					2,619,181
SOFTWARE - 9.4%
Akamai Technologies, Inc.	820,000	0.0000	2/15/2019		768,242
Interactive Intelligence Group, Inc. - 144A	145,000	1.2500	6/1/2020		104,491

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
January 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
SOFTWARE (Continued) - 9.4%
Medidata Solutions, Inc. ^	$ 760,000	1.0000%	8/1/2018		$ 778,525
PROS Holdings, Inc. - 144A	950,000	2.0000	12/1/2019		746,937
					2,398,195
TELECOMMUNICATIONS - 3.3%
Finisar ^	932,000	0.5000	12/15/2033		853,362

TOTAL CONVERTIBLE BONDS (Cost - $22,016,050)					19,262,664

			Dividend
		Shares	Rate
PREFERRED STOCK - 14.4%
INSURANCE - 1.6%
Maiden Holding Ltd.		6,875	4.7500		412,775

OIL & GAS - 1.5%
Rex Energy Corp.		7,870	7.2500		376,737

PHARMACEUTICALS - 2.7%
Allergan PLC		735	5.5000		696,993

REITS - 4.9%
Crown Castle International Corp.		5,750	4.5000		609,443
iStar Financial, Inc.		15,000	4.5000		641,790
					1,251,233
TELECOMMUNICATIONS - 3.7%
Frontier Communications Corp.		10,500	11.1250		938,490

TOTAL PREFERRED STOCK (Cost - $3,968,909)					3,676,228
			Interest
			Rate
SHORT-TERM INVESTMENT - 8.5%
MONEY MARKET FUND - 8.5%
First American Government Obligations Fund		2,183,598	0.01%	+	2,183,598
TOTAL SHORT-TERM INVESTMENT (Cost - $2,183,598)

COLLATERAL FOR SECURITIES LOANED - 13.7%
Mount Vernon Prime Portfolio + (Cost - $3,496,740)		3,496,740	0.51%		3,496,740

TOTAL INVESTMENTS - 111.9% (Cost - $31,665,297)					$ 28,619,230
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9) %					(3,044,166)
TOTAL NET ASSETS - 100.0%					$ 25,575,064

REITS - Real Estate Investment Trusts.
^ All or a portion of these securiites are on loan. Total loaned securities had a value of $3,435,986 at January 31, 2016.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,660,371 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$ 294,411
Unrealized Depreciation	(3,335,552)
Net Unrealized Depreciation	$ (3,041,141)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK -97.0%
AEROSPACE/DEFENSE - 3.7%			ENGINEERING & CONSTRUCTION - 0.9%
Boeing Co.	4,853	$ 582,991	Fluor Corp. ^	10,110	$ 453,838
Northrop Grumman Corp.	5,000	925,300
Raytheon Co.	3,215	412,292	ENVIRONMENTAL CONTROL - 1.5%
		1,920,583	Waste Management, Inc.	13,952	738,758
AIRLINES - 1.2%
JetBlue Airways Corp. * ^	29,647	631,778	FOOD - 1.5%
			Kroger Co. ^	8,201	318,281
BANKS - 11.8%			Pinnacle Foods, Inc.	10,601	454,677
Bank of America Corp.	95,753	1,353,947			772,958
JPMorgan Chase & Co. ^	27,763	1,651,898	FOREST PRODUCTS & PAPER - 1.5%
M&T Bank Corp	5,950	655,571	International Paper Co.	21,916	749,746
Regions Financial Corp.	76,622	622,171
SunTrust Banks, Inc.	15,264	558,357	HEALTHCARE-PRODUCTS - 1.0%
Wells Fargo & Co.	24,395	1,225,361	Becton Dickinson and Co. ^	3,687	535,979
		6,067,305
BEVERAGES - 2.0%			HOME BUILDERS - 1.2%
Coca-Cola Enterprises, Inc.	7,616	353,535	PulteGroup, Inc.	37,868	634,668
PepsiCo, Inc.	6,793	674,545
		1,028,080	INSURANCE - 5.1%
BIOTECHNOLOGY - 2.9%			Allstate Corp.	13,777	834,886
Amgen, Inc.	3,220	491,791	American International Group, Inc.	12,001	677,816
Biogen, Inc. *	1,526	416,690	Berkshire Hathaway, Inc. *	2,416	313,524
Gilead Sciences, Inc.	7,103	589,549	MetLife, Inc.	18,087	807,584
		1,498,030			2,633,810
CHEMICALS - 1.5%			MEDIA - 3.4%
Dow Chemical Co.	10,168	427,056	CBS Corp.	11,487	545,632
LyondellBasell Industries NV	4,065	316,948	Comcast Corp.	12,978	723,004
		744,004	Time Warner, Inc.	7,088	499,279
COMPUTERS - 0.5%					1,767,915
Apple, Inc.	2,614	254,447	MISCELLANEOUS MANUFACTURING - 3.4%
			3M Co.	1,758	265,458
COSMETICS / PERSONAL CARE - 0.8%			Dover Corp. ^	11,276	659,082
Procter & Gamble Co.	5,154	421,030	General Electric Co. ^	26,783	779,385
					1,703,925
DIVERSIFIED FINANCIAL SERVICES - 3.9%			OIL & GAS - 10.2%
American Express Co.	8,710	465,985	Chevron Corp. ^	10,140	876,806
Ameriprise Financial, Inc.	6,017	545,441	ConocoPhillips	18,242	712,897
Discover Financial Services	13,671	625,995	EOG Resources, Inc. ^	13,615	966,937
Raymond James Financial, Inc.	8,049	352,627	Exxon Mobil Corp. ^	29,462	2,293,617
		1,990,048	Marathon Petroleum Corp.	9,064	378,785
ELECTRIC - 7.9%					5,229,042
American Electric Power Co., Inc.	16,753	1,021,430	PHARMACEUTICALS - 10.2%
CMS Energy Corp. ^	8,912	346,499	Cardinal Health, Inc.	8,096	658,771
DTE Energy Co.	9,401	799,179	Johnson & Johnson ^	15,343	1,602,423
Edison International ^	15,384	950,731	Merck & Co., Inc.	24,697	1,251,397
Public Service Enterprise Group, Inc.	22,958	948,165	Pfizer, Inc.	56,897	1,734,789
		4,066,004			5,247,380
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
January 31, 2016

Security	Shares	Value	Security	Shares	Value
REITS - 4.0%			SHORT - TERM INVESTMENT - 2.4%
Alexandria Real Estate Equities, Inc.	3,616	$ 286,315	MONEY MARKET FUND - 2.4%
Equity LifeStyle Properties, Inc.	9,439	622,219	STIT-STIC Prime Portfolio - 0.21% +
Equity Residential	9,119	702,984	(Cost - $1,237,640)	1,237,640	$ 1,237,640
Public Storage	1,771	449,055
		2,060,573	COLLATERAL FOR SECURITIES LOANED - 17.8%
RETAIL - 4.1%			Mount Vernon Prime Portfolio 0.51% +
Home Depot, Inc. ^	5,148	647,412	(Cost - 9,134,370)	9,134,370	9,134,370
Macy's, Inc.	12,311	497,488
Target Corp.	13,336	965,793	TOTAL INVESTMENTS - 117.2% (Cost - $58,404,166) (a)		$ 60,252,103
		2,110,693	LIABILITIES LESS OTHER ASSETS - 17.2%		(8,831,910)
SEMICONDUCTORS - 3.5%			NET ASSETS - 100.0%		$ 51,420,193
Intel Corp.	34,178	1,060,202
QUALCOMM, Inc.	15,927	722,130	^ All or a portion of these securities are on loan. Total loaned securities had a value of $8,909,138
		1,782,332	at January 31, 2016.
SOFTWARE - 4.0%			* Non-income producing security.
Microsoft Corp.	30,478	1,679,033	+ Variable rate security. Interest rate is as of January 31, 2016.
Nuance Communications, Inc. *	21,720	382,924	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
		2,061,957	$59,154,308 and differs from market value by net unrealized appreciation (depreciation) on
TELECOMMUNICATIONS - 5.4%			securities as follow:
ARRIS International PLC *	10,031	255,490	Unrealized Appreciation:		$ 5,602,147
AT&T, Inc. ^	28,212	1,017,325	Unrealized Depreciation:		(4,504,352)
Cisco Systems, Inc.	41,583	989,260	Net Unrealized Appreciation:		$ 1,097,795
Juniper Networks, Inc.	21,743	513,135
		2,775,210

TOTAL COMMON STOCK (Cost - $48,032,156)		49,880,093

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Income Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 83.2%
AGRICULTURE - 7.4%			SEMICONDUCTORS - 9.0%
Altria Group, Inc.	4,000	$ 244,440	Intel Corp.	10,000	$ 310,200
Reynolds American, Inc.	3,000	149,850	Microchip Technology, Inc. ^	5,000	224,050
Vector Group Ltd.	2,000	46,640			534,250
		440,930	TELECOMMUNICATIONS - 19.3%
CHEMICALS - 1.4%			AT&T, Inc. ^	3,000	108,180
Olin Corp.	5,000	84,700	CenturyLink, Inc.	3,000	76,260
			Cisco Systems, Inc.	10,000	237,900
COMMERCIAL SERVICES - 3.4%			Deutsche Telekom AG - ADR	20,000	348,400
Macquarie Infrastructure Co. LLC	3,000	201,180	Frontier Communications Corp. ^	20,000	91,000
			Vodafone Group PLC - ADR	9,000	289,800
COMPUTERS - 2.1%					1,151,540
International Business Machines Corp.	1,000	124,790
			TOTAL COMMON STOCK (Cost - $5,063,897)		4,954,010
ELECTRIC - 15.0%
AES Corp.	10,000	95,000	EXCHANGE TRADED FUND - 16.2%
Empire District Electric Co.	10,000	293,400	DEBT FUND - 6.0%
ITC Holdings Corp.	7,000	279,300	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	3,000	357,930
NextEra Energy, Inc.	2,000	223,420
		891,120	EQUITY FUND - 10.2%
ENVIRONMENTAL CONTROL - 2.4%			ProShares Short MSCI Emerging Markets ^	6,000	184,320
Coventa Holding Corp. ^	10,000	141,400	ProShares Short QQQ	4,000	222,880
			ProShares Short Russell 2000	3,000	202,620
GAS - 9.3%					609,820
Atmos Energy Corp.	2,000	138,440
National Grid PLC - ADR ^	3,000	212,430	TOTAL EXCHANGE TRADED FUNDS (Cost - $999,987)		967,750
NiSource, Inc. ^	5,000	105,050
Sempra Energy	1,000	94,750	SHORT-TERM INVESTMENT - 0.7%
		550,670	MONEY MARKET FUND - 0.7%
MISCELLANEOUS MANUFACTURING - 3.4%			Fidelity Institutional Money Market Funds - Money Market Portfolio 0.13% +
General Electric Co. ^	7,000	203,700	(Cost - $42,414)	42,414	42,414

OIL & GAS - 2.7%			COLLATERAL FOR SECURITIES LOANED - 23.0%
BP PLC - ADR	5,000	161,850	Mount Vernon Prime Portfolio 0.51% + (Cost - $1,367,720)	1,367,720	1,367,720

PHARMACEUTICALS - 4.2%			TOTAL INVESTMENTS - 123.1% (Cost - $7,474,018)		$ 7,331,894
AstraZeneca PLC - ADR	4,000	128,880	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.1) %		(1,375,542)
GlaxoSmithKline PLC - ADR	3,000	123,870	NET ASSETS - 100.0%		$ 5,956,352
		252,750
PIPELINES - 1.7%			ADR - American Depositary Receipt
Boardwalk Pipeline Partners LP	6,000	65,460	ETF - Exchange Traded Funds
TransCanada Corp. ^	1,000	34,560	REIT - Real Estate Investment Trust
		100,020	MLP - Master Limited Partnership
REITS - 1.9%			^ All or a portion of these securities are on loan. Total loaned securies had a value of $1,332,488 at January 31, 2016.
Highwoods Properties, Inc. ^	1,000	42,290	* Non income Producing Security.
Lexington Realty Trust	3,000	21,990	+ Variable Rate Security. Interest rate as of January 31, 2016.
Universal Health Realty Income Trust	1,000	50,830	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,474,446
		115,110	and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:	$ 236,068
				Unrealized Depreciation:	(378,620)
				Net Unrealized Depreciation:	$ (142,552)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 99.0%			MACHINERY-DIVERSIFIED - 1.7%
AEROSPACE/DEFENSE - 2.6%			The Middleby Corp. *	11,585	$ 1,046,821
TransDigm Group, Inc. *	7,027	$ 1,579,177
			MEDIA - 2.5%
APPAREL - 5.4%			Walt Disney Co.	15,719	1,506,194
NIKE, Inc. ^	15,198	942427
Under Armour, Inc. - Class A * ^	27,226	2,325,917	RETAIL - 16.2%
		3,268,344	Domino's Pizza, Inc. ^	5,790	659,655
BIOTECHNOLOGY - 15.0%			O'Reilly Automotive, Inc. *	1,311	342,040
Alexion Pharmaceuticals, Inc. *	8,900	1,298,777	Restoration Hardware Holdings, Inc. * ^	6,274	386,604
Biogen Idec, Inc. *	4,203	1,147,671	Starbucks Corp.	70,851	4,305,615
BioMarin Pharmaceutical, Inc. *	5,175	383,053	TJX Cos, Inc. ^	20,396	1,453,011
Celgene Corp. * ^	21,919	2,198,914	Ulta Salon Cosmetics & Fragrance, Inc. *	14372	2,603,775
Illumina, Inc. * ^	10,137	1,601,139			9,750,700
Regeneron Pharmaceuticals, Inc. *	5,636	2,367,627	SEMICONDUCTORS - 1.9%
		8,997,181	ARM Holdings PLC - ADR ^	27,138	1,169,105
COMMERCIAL SERVICES - 1.6%
Paypal Holdings, Inc. *	26,535	958,975	SOFTWARE - 6.5%
			Salesforce.com, Inc. * ^	45,298	3,082,982
COMPUTERS - 2.5%			Workday, Inc. - Class A * ^	13,268	836,017
Apple, Inc.	15,714	1,529,601			3,918,999
			TELECOMMUNICATIONS - 2.4%
DIVERSIFIED FINANCIAL SERVICES - 9.7%			Palo Alto Networks, Inc. * ^	9,319	1,393,097
MasterCard, Inc.	27,714	2,467,377
Visa, Inc. - Class A ^	44,876	3,342,813	TOTAL COMMON STOCK (Cost - $50,587,241)		59,606,014
		5,810,190
INTERNET - 31.0%			SHORT-TERM INVESTMENT - 1.0%
Alphabet, Inc.*	2,802	2,081,746	MONEY MARKET FUND - 1.0%
Amazon.com, Inc. *	4,512	2,648,544	First American Prime Obligations Fund, 0.04% +	585,347	585,347
Baidu, Inc. - ADR *	5,148	840,514	TOTAL SHORT-TERM INVESTMENT
Facebook, Inc. - Class A *	47,615	5,342,879	(Cost - $585,347)
LinkedIn Corp. - Class A *	15,258	3,019,711
Netflix, Inc. *	3,983	365,799	COLLATERAL FOR SECURITIES LOANED - 25.3%
Priceline Group, Inc. *	2,473	2,633,671	Mount Vernon Prime Portfolio 0.51% +	15,212,998	15,212,998
Splunk, Inc. * ^	20,087	929,827	(Cost - $15,212,998)
TripAdvisor, Inc. *	12,207	814,939
		18,677,630	TOTAL INVESTMENTS - 125.3% (Cost - $66,385,586) (a)		$ 75,404,359
			LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3) %		(15,223,187)
			NET ASSETS - 100.0%		$ 60,181,172

			^ All or a portion of these securiites are on loan. Total loaned securities had a value of
			$15,363,515 at January 31, 2016.
			* Non-Income producing security.
			ADR - American Depositary Receipt.
			+ Variable rate security. Interest rate is as of January 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,865,909 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 11,670,396
			Unrealized Depreciation		(2,131,946)
			Net Unrealized Appreciation		$ 9,538,450

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
January 31, 2016

Security	Shares	Value	Security		Shares		Value
COMMON STOCK - 97.2%			BANKS (Continued) - 5.7%
ADVERTISING - 0.6%			Deutsche Bank AG		13,648		$ 244,337
WPP PLC	24,372	$ 527,562	DNB ASA - ADR		900		107,523
			Hachijuni Bank Ltd.		25,000		139,746
AEROSPACE / DEFENSE - 1.1%			Industrial & Commercial Bank of China Ltd.		248,000		129,080
Airbus Group NV	10,769	676,640	KBC Groep NV		10,190		583,363
Airbus Group NV - ADR	2,823	44,321	Nordea Bank AB		32,468		327,303
Safran SA	2,792	180,689	Nordea Bank AB - ADR ^		13,000		131690
		901,650	Sberbank of Russia - ADR		13,891		76,262
AGRICULTURE - 2.3%			Seven Bank Ltd		39,400		167,742
British American Tobacco PLC - ADR	576	63,942	Societe Generale SA		3,256		124082
Imperial Brands PLC - ADR	518	56,133	Sumitomo Mitsui Trust Holdings, Inc.		31,000		99083
Japan Tobacco, Inc.	20,600	806,473	Turkiye Is Bankasi		1		1
KT&G Corp.	502	43,467					4,819,937
Swedish Match AB	26,881	957,286	BEVERAGES - 7.8%
		1,927,301	Ambev SA		193,500		898,678
AIRLINES - 0.8%			Ambev SA - ADR		51,300		239,571
Deutsche Lufthansa AG *	32,739	479,586	Anheuser-Busch InBev NV		11,952		1,501,635
International Consolidated Airlines Group SA	25,648	197,351	Anheuser-Busch InBev NV - ADR		9,305		1,170,941
Turk Hava Yollari *	1	2	Asahi Group Holdings Ltd.		4,900		157,216
		676,939	Carlsberg A/S		7,167		603,663
APPAREL - 0.6%			Coca-Cola HBC AG		6,346		128,789
Christian Dior SE	377	63,696	Diageo PLC - ADR		2,735		294,478
LVMH Moet Hennessy Louis Vuitton	2,680	430,631	Fomento Economico Mexicano SAB de CV - ADR		2,638		250,135
		494,327	Heineken Holding NV		2,258		172,625
AUTO MANUFACTURERS - 1.9%			Heineken NV		12,174		1,056,021
Ferrari NV *	2,650	105,391	Kirin Holdings Co. Ltd.		5,300		75,238
Fiat Chrysler Automobiles NV	26,500	185,353					6,548,990
Honda Motor Co. Ltd.	3,700	100,259	BUILDING MATERIALS - 1.3%
Honda Motor Co. Ltd. - ADR	1,522	41,124	Asahi Glass Co., Ltd.		55,000		335,225
Hyundai Motor Co. - GDR	2,288	90,147	Cie de Saint-Gobain		4,573		188,281
Peugeot SA *	28,166	418,396	HeidelbergCement AG		3,171		233,349
Porsche Automobil Holding SE - ADR	14,473	65,129	Lafarge SA		5,551		233,601
Renault SA	4,839	410,186	Sika AG		18		64,406
Volvo AB	24,943	226,803					1,054,862
		1,642,788	CHEMICALS - 1.4%
AUTO PARTS & EQUIPMENT - 4.2%			K+S AG		5,344		112,860
Aisin Seiki Co. Ltd.	5,800	246,192	LANXESS AG		7,346		302,988
Bridgestone Corp.	11,000	400,603	Lonza Group AG		1,363		208,780
Cie Generale des Etablissements Michelin	2,882	52,741	Mitsubishi Chemical Holdings Corp.		22,500		125,441
Cie Generale des Etablissements Michelin - ADR ^	2,615	238,333	Novozymes A/S - ADR ^		7,260		301,944
Continental AG	2,278	477,547	Sumitomo Chemical Co. Ltd.		21,000		106,661
Denso Corp	3,300	142,270					1,158,674
GKN PLC	95,089	378,808	COMMERCIAL SERVICES - 1.0%
JTEKT Corp	14,891	240,170	Adecco SA		3,969		243,622
Magna International, Inc.	4,362	151,091	Dai Nippon Printing Co. Ltd.		18,000		168,342
NHK Spring Co. Ltd.	17,900	176,351	Edenred		6,784		127,510
NOK Corp	4,100	85,207	Experian PLC		7,594		128,918
Nokian Renkaat OYJ	5,729	194,589	Randstad Holding NV		2,342		127,460
Sumitomo Electric Industries Ltd.	15,100	198,883	Toppan Printing Co. Ltd.		9,000		78,288
Toyota Gosei Co. Ltd.	8,400	181,922					874,140
Toyota Industries Corp.	1,900	95,326	COMPUTERS - 1.0%
Valeo SA	2,303	298,944	BlackBerry Ltd. *		26,200		186,277
		3,558,977	Cap Gemini SA		877		80,060
BANKS - 5.7%			Fujitsu Ltd.		62,000		258,811
Agricultural Bank of China Ltd.	411,000	146,722	TDK Corp.		6,300		345,926
Bank Hapoalim BM	92,680	430,823					871,074
Bank Leumi Le-Israel BM *	54,789	180,579	COSMETICS / PERSONAL CARE - 4.6%
Bank of China Ltd. - ADR	853,000	334,038	Beiersdorf AG		855		78,831
Bank of Communications Co. Ltd.	384,000	234,790	Kao Corp.		4,700		252,133
Bank of Yokohama Ltd.	38,000	202,606	L'Oreal SA		2,925		499,447
China CITIC Bank Corp. Ltd. *	515,000	301,602	L'Oreal SA - ADR		2,000		68,410
China Merchants Bank Co. Ltd.	91,000	176,907	Shiseido Co. Ltd.		7,000		132,085
Commerzbank AG *	36,810	298,832	Svenska Cellulosa AB SCA		3,916		116,189
Credit Suisse Group AG	21,613	382,826	Svenska Cellulosa AB SCA - ADR		3,200		94,400
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2016
Security	Shares	Value	Security		Shares		Value
COSMETICS / PERSONAL CARE - 4.6% (Continued)			FOOD (Continued) - 9.6%
Unilever NV - Dutch Cert	19,430	$ 851,710	Koninklijke Ahold NV		4,533		$ 102,431
Unilever NV - NY Reg. Shares ^	13,957	619,830	Koninklijke Ahold NV - ADR		1,900		42,959
Unilever PLC	4,648	203,498	MEIJI Holdings Co. Ltd.		2,000		167,814
Unilever PLC - ADR ^	21,693	960,349	Nestle SA		15,364		1,131,737
		3,876,882	Nestle SA - ADR		19,350		1,426,869
DISTRIBUTION / WHOLESALE - 0.6%			Nissin Foods Holdings Co. Ltd.		5,100		259,881
Mitsubishi Corp.	18,100	290,034	Orkla ASA		97,257		783,910
Sumitomo Corp.	17,200	171,388	Orkla ASA - ADR		17,173		137,212
		461,422	Seven & I Holdings Co. Ltd.		13,900		619,744
DIVERSIFIED FINANANCIAL SERVICES - 1.6%			Seven & I Holdings Co. Ltd. - ADR ^		1,445		32,238
AerCap Holdings NV *	4,700	144,337	Toyo Suisan Kaisha Ltd.		6,100		211,169
Deutsche Boerse AG	3,727	317,712					8,136,981
Haitong Securities Co. Ltd.	72,800	110,876	HAND / MACHINE TOOLS - 0.6%
Hana Financial Group, Inc.	11,900	214,108	Sandvik AB		35,754		299,530
Julius Baer Group Ltd.	2,227	94,515	Schindler Holding AG		1,047		161,774
Julius Baer Group Ltd. - ADR ^	6,600	56,100					461,304
Partners Group Holding AG	469	169,122	HEALTHCARE - PRODUCTS - 0.7%
Shinhan Financial Group Co. Ltd.	8,552	272,465	Coloplast A/S		2,282		187,172
		1,379,235	Essilor International SA		1,861		230,645
ELECTRIC - 0.5%			Sonova Holding AG		647		77,704
Cia Paranaense de Energia	3,000	10,752	Sysmex Corp.		1,400		90,116
Enel SpA	50,342	206,478	Sysmex Corp. - ADR		735		23,483
Fortum OYJ	5,991	94,110					609,120
Korea Electric Power Corp.	2,476	108,671	HOLDING COMPANIES-DIVERSIFIED - 0.1%
		420,011	Haci Omer Sabanci Holdings AS		1		2
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%			Industrivarden AB - C shares		4,303		68,226
Legrand A	2,937	161,607	Swire Pacific Ltd.		22,500		39,992
Osram Licht AG *	3,407	151,956					108,220
Schneider Electric SE	7,618	406,052	HOME FURNISHINGS - 1.1%
		719,615	Arcelik AS		1		5
ELECTRONICS - 1.4%			Electrolux AB - Series B		9,343		203,736
Alps Electric Co. Ltd.	1,300	25,765	Hanssem Co. Ltd. *		1,027		235,112
AU Optronics Corp.	642,000	167,007	Panasonic Corp.		28,400		266,581
Hoya Corp	5,300	204,516	Sony Corp.		10,500		243,607
Murata Manufacturing Co. Ltd.	2,900	335,312					949,041
NEC Corp.	74,000	195,919	HOUSEHOLD PRODUCTS - 0.6%
Omron Corp.	5,200	135,095	Henkel AG & Co KGaA		2,766		254,792
Radiant Opto-Electronics Corp.	42,000	82,129	Kimberly-Clark de Mexico SAB de CV		49,022		116,945
Yokogawa Electric Corp.	5,200	58,203	Societe BIC SA		978		159,122
		1,203,946					530,859
ENGINEERING & CONSTRUCTION - 0.4%			INSURANCE - 5.8%
ACS Actividades de Construccion y Servicios SA	4,807	122,000	Aegon NV		16,547		93,478
Aena SA *	2,277	253,273	Ageas		10,347		419,774
		375,273	China Life Insurance Co. Ltd. - ADR ^		22973		277,973
ENTERTAINMENT - 0.1%			CNP Assurances		5552		74,169
Sankyo Co. Ltd.	1,000	38,230	Dai-ichi Life Insurance Co. Ltd.		29,500		407,590
			Hannover Rueck SE		2,790		293,342
ENVIRONMENTAL CONTROL - 0.2%			MS&AD Insurance Group Holdings, Inc.		10,500		285,084
Kurita Water Industries Ltd.	6,900	146,703	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		1,340		257,917
			New China Life Insurance Co. Ltd.		6,000		20,553
FOOD - 9.6%			Power Corp of Canada		9,071		191,801
Ajinomoto Co., Inc.	11,000	261,528	Power Financial Corp.		8,400		193,276
Aryzta AG	3,395	155,309	Sompo Japan Nipponkoa Holdings, Inc.		2600		77,079
BRF SA	11,900	142,849	Sony Financial Holdings Inc.		12900		213,379
Carrefour SA	5,076	144,320	Swiss Life Holding AG		1508		384,340
Casino Guichard Perrachon SA	6,299	285,237	Swiss Re AG		2912		271,028
Chocoladefabriken Lindt & Sprungli AG	39	228,494	T&D Holdings, Inc.		16,400		187,592
Colruyt SA	4,359	232,836	Tokio Marine Holdings, Inc.		14,800		529,342
Delhaize Group - ADR	12,693	331,541	Tokio Marine Holdings, Inc. - ADR ^		6,248		222,804
ICA Gruppen AB	7,703	272,735	Zurich Insurance Group AG		2,335		517,513
JBS SA	67,400	181,174					4,918,034
Jeronimo Martins SGPS SA	62,578	871,846
Kerry Group PLC	1,389	113,148
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2016
Security	Shares	Value	Security		Shares		Value
INTERNET - 1.5%			PHARMACEUTICALS - 9.8%
Alibaba Group Holding Ltd. - ADR * ^	7,730	$ 518,142	Actelion Ltd.		6,086		$ 801,893
Baidu, Inc. - ADR *	1,100	179,597	Astellas Pharma, Inc.		30,000		415,243
JD.com, Inc. - ADR *	7,600	197,828	AstraZeneca PLC - ADR		2,360		151,337
Tencent Holdings Ltd. - ADR	11,135	208,670	Chugai Pharmaceutical Co. Ltd.		10,100		309,297
United Internet AG	3,514	181,677	Daiichi Sankyo Co. Ltd.		8,400		174,832
		1,285,914	Eaisai Co. Ltd.		4,400		265,856
IRON / STEEL - 0.5%			Grifols SA - ADR ^		5,304		77,014
JFE Holdings, Inc.	7,800	105,698	Kyowa Hakko Kirin Co. Ltd.		14,000		202,883
POSCO - ADR ^	7,609	282,218	Medipal Holdings Corp.		9,900		160,515
		387,916	Novartis AG		10,925		846,274
LEISURE TIME - 0.5%			Novo Nordisk A/S		26,786		1,495,080
Carnival PLC ^	6,000	301,980	Novo Nordisk A/S - ADR		8,187		457,408
TUI AG	6,315	106,743	Otsuka Holdings Co Ltd		6,200		208,500
		408,723	Richter Gedeon Nyrt		34,309		669,480
MACHINERY CONSTRUCTION & MINING - 1.2%			Roche Holding AG- Genusschein		1,837		475,758
ABB Ltd.	20,038	346,206	Roche Holding AG-BR		848		218,142
ABB Ltd. - ADR ^	1,160	20,068	Sanofi - ADR		2,100		87,444
Altas Copco AB - ADR	1,504	32,080	Shire PLC		3,647		203,697
Atlas Copco AB - A Shares	6,565	140,690	Shire PLC - ADR ^		3,316		558,083
Atlas Copco AB - B Shares	5,645	115,418	Takeda Pharmaceutical Co. Ltd.		4,800		232,348
Hitachi Ltd.	30,000	148,206	Teva Pharmaceutical Industries Ltd.		4,238		260,617
Mitsubishi Electric Corp.	25,000	231,941					8,271,701
		1,034,609	REITS - 0.4%
MACHINERY - DIVERSIFIED - 0.3%			H&R Real Estate Investment Trust		13,900		186,474
Hexagon AB - B Shares	5,707	190,518	RioCan Real Estate Investment Trust		9,000		158,466
Kone OYJ	2,252	98,884					344,940
		289,402	RETAIL - 3.0%
MEDIA - 1.0%			Aeon Co. Ltd.		11,800		157,426
ITV PLC	54,584	207,755	Cie Financiere Richemont SA		1,499		97,415
Lagardere SCA	3,000	85,167	Hennes & Mauritz AB - B Shares		6,163		202,043
ProSiebenSat.1 Media AG	5,944	296,684	Industria de Diseno Textil SA		27,444		902,244
Telenet Group Holding NV *	370	19,241	Kering		547		92,088
Thomson Reuters Corp.	800	29,834	Pandora A/S		592		79,126
Vivendi SA ^	10,120	219,786	Swatch Group - ADR		2,400		41,160
		858,467	Swatch Group AG/THE - BR		564		192,865
METAL FABRICATE / HARDWARE - 0.6%			Swatch Group AG/THE - REG		7,952		527,660
Assa Abloy AB	7,878	167,159	Wal-Mart de Mexico SAB de CV		5,000		126,550
SKF AB	24,176	369,129	Wal-Mart de Mexico SAB de CV		57,100		143,264
		536,288					2,561,841
MISCELLANEOUS MANUFACTURING - 2.1%			SEMICONDUCTORS - 2.6%
Doosan Corp.	2,301	147,284	ARM Holdings PLC - ADR ^		3,250		140,010
FUJIFILM Holdings Corp.	17,600	679,773	Infineon Technologies AG		26,781		358,005
Konica Minolta Holdings, Inc.	24,000	202,220	NXP Semiconductors NV		3,887		290,670
Largan Precision Co. Ltd.	6,000	430,776	Samsung Electronics Co. Ltd. - GDR		303		143,319
Toshiba Corp. *	17,000	28,374	Samsung Electronics Co. Ltd. - GDR - Reg S		375		153,750
Wartsila OYJ Abp	5,654	253,705	Siliconware Precision Industries Co Ltd		130,000		201,382
		1,742,132	SK Hynix Inc		10,874		250,935
OFFICE / BUSINESS EQUIPMENT - 1.1%			STMicroelectronics NV		12,884		84,004
Canon, Inc.	18,700	522,329	STMicroelectronics NV		28,573		186,480
Ricoh Co. Ltd.	43,500	420,424	Taiwan Semiconductor Manufacturing Co. Ltd.		54,000		232,593
		942,753	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ^		5,918		132,267
OIL & GAS - 4.9%							2,173,415
BP PLC - ADR	10,518	340,468	SOFTWARE - 1.4%
Gazprom OAO - ADR	340,311	1,221,717	Amadeus IT Holding SA		10,559		430,778
Lukoil OAO - ADR	19,435	654,376	NetEase, Inc.		2,546		397,532
Neste Oil OYJ	8,670	271,349	Nexon Co. Ltd.		11,000		178,478
Rosneft OAO - GDR	15,031	53,996	SAP SE		2,207		175,686
SK Innovation Co. Ltd. *	2,918	322,417					1,182,474
S-Oil Corp.	3,242	213,402	TELECOMMUNICATIONS - 5.1%
Statoil ASA	27,628	376,123	Elisa OYJ		907		32,817
Surgutneftegas OAO - ADR	24,000	143,760	MTN Group Ltd.		43,624		385,093
Surgutneftegas OAO - ADR	22,795	110,419	NICE-Systems Ltd		789		47,380
Tupras Turkiye Petrol Rafinerileri AS *	16,976	430,825	Nippon Telegraph & Telephone Corp. - ADR		17,527		749,455
		4,138,852
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2016
Security	Shares	Value	Security	Dividend Rate	Shares		Value
TELECOMMUNICATIONS - 5.1% (Continued)			PREFERRED STOCK - 1.8%
Nippon Telegraph & Telephone Corp.	7,800	$ 331,943	AUTO MANUFACTURERS - 0.6%
Nokia OYJ	132,697	954,907	Bayerische Motoren Werke AG	2.9200%	2,202		$ 151,459
NTT DOCOMO, Inc.	8800	195,096	Porsche Automobil Holding SE	2.0100	1,500		67,959
Proximus	6,096	210,508	Volkswagon AG	4.8600	2,216		257,795
Telecom Italia - RSP	227,627	204,648					477,213
Telecom Italia SpA *	299,775	333,306	COSMETICS - 0.8%
Telefonaktiebolaget LM Ericsson	13,747	122,242	Amorepacific Corp.	0.4600	3,580		692,872
Telefonaktiebolaget LM Ericsson - ADR ^	24,728	220,079
Telus Corp.	6600	183,049	ELECTRIC - 0.2%
Turk Telekomunikasyon AS	37,604	68,772	Cia Energetica de Sao Paulo	4.8544	20,600		67,628
Vodafone Group PLC - ADR	6,979	224,724	RWE AG	1.0000	11,323		121,128
		4,264,019					188,756
TEXTILES - 0.1%			FOOD - 0.1%
Formosa Taffeta Co. Ltd.	94,000	83,892	CJ CheilJedang Corp	2.5500	362		75,653

TOYS / GAMES / HOBBIES - 0.3%			MISCELLANEOUS MANUFACTURING - 0.0%
Nintendo Co. Ltd.	1,800	252,291	Doosan Corp.	4.6000	1,070		45,554

TRANSPORTATION - 2.3%			SEMICONDUCTORS - 0.1%
AP Moeller - Maersk A/S	437	561,724	Samsung Electronics Co. Ltd.	2.1050	77		64,764
AP Moeller - Maersk A/S	200	252,555
Deutsche Post AG	14,034	339,794	TOTAL PREFERRED STOCK (Cost - $2,178,418)				1,544,812
Deutsche Post AG - ADR	2,122	51,607
DSV A/S	8,466	329,156	SHORT-TERM INVESTMENT - 2.3%
Hankyu Hanshin Holdings, Inc.	41,000	255,686	MONEY MARKET FUND - 2.3%
Nippon Express Co. Ltd.	27,000	126,428	Fidelity Institutional Money Market Funds - Government
		1,916,950	Portfolio 0.12% +, ^^ (Cost - $2,036,221)		2,036,221		2,036,221

TOTAL COMMON STOCK (Cost - $85,706,723)		82,068,676	COLLATERAL FOR SECURITIES LOANED - 5.0%
			Mount Vernon Prime Portfolio 0.25% + (Cost - $4,195,872)		4,195,872		4,195,872

			TOTAL INVESTMENTS - 106.3% (Cost - $94,117,234) (a)				$ 89,845,581
			LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3) %				(5,390,505)
			NET ASSETS - 100.0%				$ 84,455,076

			^ All or a portion of these securities are on loan. Total loaned securities had a value of $4,140,362 at January 31, 2016.
			* Non-income producing security.
			ADR - American Depositary Receipt.
			GDR - Global Depositary Receipt.
			NV - Non-Voting
			REIT - Real Estate Investment Trust.
			+ Variable rate security. Interest rate is as of January 31, 2016.
			^^ All or part of the security was held as collateral for forward foreign currency contracts outstanding as of January 31, 2016.
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $94,147,836 and
			differs from market value by net unrealized appreciation (depreciation) on securities as follows:
						Unrealized Appreciation:	$ 3,846,293
						Unrealized Depreciation:	(8,148,548)
						Net Unrealized Depreciation:	$ (4,302,255)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
January 31, 2016

Forward Currency Contracts
					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Buy:
British Pound	2/1/2016	Bank of New York	105,381	$ 149,557	$ (2,105)
Canadian Dollar	2/1/2016	Bank of New York	159,831	113,751	181
Swiss Franc	2/1/2016	Bank of New York	473,912	462,579	(2,439)
Canadian Dollar	2/2/2016	Bank of New York	89,494	63,692	97
Australian Dollar	3/16/2016	Bank of New York	30,545	21,575	(35)
Australian Dollar	3/16/2016	Royal Bank of Scotland	404,364	285,612	(129,557)
British Pound	3/16/2016	Royal Bank of Scotland	5,774,739	8,196,451	(497,232)
Canadian Dollar	3/16/2016	Bank of New York	80,376	57,205	94
Canadian Dollar	3/16/2016	UBS	6,321,492	4,499,121	(188,956)
Danish Krona	3/16/2016	UBS	1,347,767	194,840	(1,395)
Euro	3/16/2016	Bank of New York	946,874	1,025,948	(800)
Hong Kong Dollar	3/16/2016	UBS	14,692,897	1,888,565	(7,895)
Israeli Shekel	3/16/2016	Bank of New York	32,977	8,342	(10)
Israeli Shekel	3/16/2016	Royal Bank of Scotland	234,429	59,302	(686)
Japanese Yen	3/16/2016	Bank of New York	414,535,430	3,426,664	(84,903)
New Zealand Dollar	3/16/2016	Royal Bank of Scotland	286,313	184,976	(4,502)
Norwegian Krone	3/16/2016	Royal Bank of Scotland	1,377,655	157,806	(643)
Singapore Dollar	3/16/2016	UBS	1,047,964	735,413	(8,922)
Swedish Krona	3/16/2016	UBS	7,783,702	909,083	(16,240)
Swiss Franc	3/16/2016	UBS	1,448,191	1,507,097	(6,425)
					$ (952,373)

					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Sell:
Euro	2/1/2016	Bank of New York	9,447	$ 10,224	$ (2)
Japanese Yen	2/1/2016	Bank of New York	10,354,759	85,502	1,737
Japanese Yen	2/2/2016	Bank of New York	2,966,788	24,498	(45)
Australian Dollar	3/16/2016	Royal Bank of Scotland	1,006,600	710,985	(410)
British Pound	3/16/2016	Bank of New York	68,265	96,893	1,357
British Pound	3/16/2016	Royal Bank of Scotland	508,394	721,596	23,576
Canadian Dollar	3/16/2016	UBS	1,574,511	1,120,608	(19,514)
Danish Krona	3/16/2016	Bank of New York	997,529	144,853	1,578
Danish Krona	3/16/2016	Royal Bank of Scotland	60,651	8,807	(49)
Danish Krona	3/16/2016	UBS	22,936,220	4,222,580	19,721
Euro	3/16/2016	Bank of New York	7,517,937	8,145,764	36,688
Euro	3/16/2016	UBS	68,028	73,709	295
Hong Kong Dollar	3/16/2016	UBS	1,715,508	220,504	521
Israeli Shekel	3/16/2016	Royal Bank of Scotland	2,359,194	596,792	13,016
Japanese Yen	3/16/2016	Bank of New York	739,290,298	6,111,178	(98,038)
Japanese Yen	3/16/2016	UBS	44,747,876	369,898	2,040
New Zealand Dollar	3/16/2016	Royal Bank of Scotland	26,494	17,117	499
Norwegian Krone	3/16/2016	Royal Bank of Scotland	9,432,624	1,080,477	7,104
Norwegian Krone	3/16/2016	UBS	71,858	8,231	79
Singapore Dollar	3/16/2016	UBS	47,153	33,040	183
Swedish Krona	3/16/2016	Bank of New York	11,270,127	1,316,274	9,023
Swedish Krona	3/16/2016	UBS	17,281,356	2,018,345	13,793
Swiss Franc	3/16/2016	Bank of New York	584,816	571,860	6,004
Swiss Franc	3/16/2016	UBS	3,125,386	3,056,145	77,832
					$ 96,988

Total unrealized loss on forward foreign currency contracts					$ (855,385)

					$ (855,385)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 0.9%			REGIONAL MALLS - 18.8%
LODGING - 0.9%			Macerich Co.	16,690	$ 1,301,319
Hilton Worldwide Holdings, Inc.			Simon Property Group, Inc.	24,061	4,482,083
TOTAL COMMON STOCK (Cost - 511,078)	21,470	$ 382,381	Tanger Factory outlet Centers, Inc.	25,030	800,710
			Taubman Centers, Inc. ^	17,700	1257408
REITS - 98.1%					7,841,520
APARTMENTS - 13.8%			SELF STORAGE - 14.3%
AvalonBay Communities, Inc.	5,882	1,008,704	Extra Space Storage, Inc.	30,730	2,786,904
Equity Residential	27,980	2,156,978	Public Storage	12,490	3,166,964
Essex Property Trust, Inc.	5,810	1,338,331			5,953,868
UDR, Inc. ^	34,860	1,240,667	SHOPPING CENTERS - 11.1%
		5,744,680	Acadia Realty Trust	31,618	1,078,174
DIVERSIFIED - 8.9%			Equity one, Inc.	22,940	635,897
Digital Realty Trust, Inc. ^	17,700	1,417,416	Kimco Realty Corp. ^	40,650	1,105,274
Duke Realty Corp.	51,230	1,031,260	Regency Centers Corp.	24,890	1,801,787
Equinix, Inc. ^	4,000	1,242,280			4,621,132
		3,690,956	WAREHOUSE - 4.3%
HEALTHCARE - 10.1%			Prologis, Inc.	45,970	1814436
National Health Investors, Inc.	6,280	381,071
Physicians Realty Trust	41,310	705,162	TOTAL REITS (Cost - $34,710,002)		40,885,843
Ventas, Inc. ^	21,000	1,161,720
Welltower, Inc.	31,420	1,954,952	SHORT-TERM INVESTMENT - 0.7%
		4,202,905	MONEY MARKET FUND - 0.7%
HOTELS - 4.3%			Fidelity Institutional Money Market
Chatham Lodging Trust	9,980	188,223	Fund - Government Portfolio, 0.01% +	292,184	292,184
Chesapeake Lodging Trust	25,330	636,290	TOTAL SHORT-TERM INVESTMENT
DiamondRock Hospitality Co.	34,760	288,508	(Cost - $292,184)
FelCor Lodging Trust, Inc.	99,040	689,318
		1,802,339	COLLATERAL FOR SECURITIES LOANED - 15.3%
OFFICE - 12.5%			Mount Vernon Prime Portfolio 0.51% +	6,390,691	6,390,691
Boston Properties, Inc.	15,440	1,794,282	(Cost - $6,390,691)
Highwoods Properties, Inc. ^	20,510	867,368
Kilroy Realty Corp.	24,053	1,343,841	TOTAL INVESTMENTS - 115.0% (Cost - $41,392,877) (a)		$ 47,951,099
Paramount Group, Inc.	73,690	1,208,516	LIABILITIES IN EXCESS OF OTHER ASSETS -15.0%		(6,270,416)
		5,214,007	TOTAL NET ASSETS - 100.00%		$ 41,680,683

			^ All or a portion of these securiites are on loan. Total loaned securities had a value of
			$6,391,016 at January 31, 2016.
			REITS - Real Estate Investment Trusts.
			* Non-income producing security.
			+ Variable rate security. Interest rate is as of January 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $41,306,180 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 6,767,055
			Unrealized Depreciation		(122,136)
			Net Unrealized Appreciation		$ 6,644,919

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.8%
AEROSPACE / DEFENSE - 1.5%			ELECTRONICS - 5.2%
Aerojet Rocketdyne Holdings, Inc. ^*	12,200	$ 200,690	Brady Corp.	12,220	$ 274,217
Ducommun, Inc. ^*	10,840	160,432	Checkpoint Systems, Inc.	10,500	68,040
		361,122	II-VI, Inc. *	14,840	308,672
AUTO PARTS & EQUIPMENT - 1.2%			OSI Systems, Inc. *	4,110	225,310
Cooper Tire & Rubber Co.	8,170	297,878	Sanmina Corp.	12,975	243,152
			ZAGG, Inc. *	18,412	169,759
BANKS - 16.2%					1,289,150
BancFirst Corp. ^	2,200	123,068	ENGINEERING & CONSTRUCTION - 0.8%
BancorpSouth, Inc. ^	12,250	255,780	KBR, Inc.	13,210	188,375
CenterState Banks, Inc.	12,670	179,787
Central Pacific Financial Corp	12,519	262,273	FOOD - 3.2%
Chemical Financial Corp	5,017	159,842	Dean Foods Co. ^	17,561	350,869
First Citizens BancShares, Inc. - Class B	1,110	273,127	Ingles Markets, Inc. ^	5,608	215,123
First Commonwealth Financial Corp. ^	18,890	164,910	Lancaster Colony Corp.	2,330	236,914
First Interstate BancSystem, Inc.	8,468	228,213			802,906
First Merchants Corp.	6,539	149,482	GAS - 1.5%
First Midwest Bancorp, Inc.	15,830	275,917	Southwest Gas Corp.	6,410	377,100
FirstMerit Corp.	14,890	288,568
IBERIABANK Corp.	4,870	233,029	HEALTHCARE - PRODUCTS - 2.2%
MB Financial, Inc.	9,700	301,864	Haemonetics Corp. *	9,250	292,670
Prosperity Bancshares, Inc.	5,990	253,976	Meridian Bioscience, Inc.	13,050	251,213
TriCo Bancshares	6,711	171,198			543,883
Trustmark Corp.	14,210	307,504	HOME BUILDERS - 1.6%
Umpqua Holdings Corp. ^	16,150	233,852	M/I Homes, Inc. *	10,658	190,991
Wintrust Financial Corp. ^	6,500	188,630	Taylor Morrison Home Corp. Class A ^	17,130	206,416
		4,051,020			397,407
BUILDING MATERIALS - 0.8%			INSURANCE - 5.5%
Apogee Enterprises, Inc.	4,800	190,944	Aspen Insurance Holdings Ltd.	6,600	306,966
			Employers Holdings, Inc.	9,040	225,186
CHEMICALS - 2.1%			Maiden Holdings Ltd. ^	21,107	270,170
Cabot Corp.	4,508	181,853	Selective Insurance Group, Inc.	9,500	297,445
Innophos Holdings, Inc.	6,579	175,725	Stewart Information Services Corp.	7,349	260,596
Minerals Technologies, Inc. ^	4,240	173,798			1,360,363
		531,376	LEISURE TIME - 1.0%
COMMERCIAL SERVICES - 3.1%			Nautilus, Inc. *	12,898	251,253
LendingTree, Inc. *	3,100	228,439
Navigant Consulting, Inc. *	20,400	322,116	MINING - 1.0%
RPX Corp. *	19,030	220,367	Materion Corp.	6,620	162,124
		770,922	Stillwater Mining Co. *	15,038	98,499
COMPUTERS - 4.3%					260,623
Brocade Communications Systems, Inc.	22,000	175,560	MISCELLANEOUS MANUFACTURING - 3.0%
DST Systems, Inc.	3,070	323,609	Crane Co.	4,400	210,144
Insight Enterprises, Inc. *	13,390	316,406	Federal Signal Corp.	19,850	293,581
Mentor Graphics Corp.	15,190	264,002	ITT Corp.	7,470	242,401
		1,079,577			746,126
DISTRIBUTION/WHOLESALE - 0.9%			OIL & GAS - 2.2%
Fossil Group, Inc. ^	6,680	217,768	PDC Energy, Inc. * ^	5,569	316,709
			Unit Corp. * ^	9,580	99,919
DIVERSIFIED FINANCIAL SERVICES - 1.0%			WPX Energy, Inc. ^	26,180	141,896
KCG Holdings, Inc.	26,000	265,720			558,524
			OIL & GAS SERVICES - 1.3%
ELECTRIC - 5.2%			Gulf Island Fabrication, Inc.	11,440	99,757
ALLETE, Inc.	6,720	355,488	Oceaneering International, Inc.	6,840	231,534
NorthWestern Corp.	5,690	317,730			331,291
PNM Resources, Inc.	10,190	320,068
Portland General Electric Co.	8,050	312,904
		1,306,190
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
January 31, 2016

Security	Shares	Value	Security	Shares	Value
PHARMACEUTICALS - 2.6%			TELECOMMUNICATIONS - 2.5%
PharMerica Corp. *	10,570	$ 313,823	Polycom, Inc. *	22,780	$ 232,128
Progenics Pharmaceuticals, Inc. * ^	39,500	164,715	Spok Holdings, Inc.	10,330	186,043
Sagent Pharmaceuticals, Inc. *	11,590	175,125	West Corp.	10,880	197,037
		653,663			615,208
REAL ESTATE - 0.9%			TRANSPORTATION - 2.0%
Alexander & Baldwin, Inc. ^	7,110	215,433	ArcBest Corp. ^	10,390	213,307
			Werner Enterprises, Inc.	11,320	273,378
REITS - 14.8%					486,685
Apollo Commercial Real Estate Finance, Inc.	15,800	251,220
CBL & Associates Properties, Inc. ^	24,000	258,000	TOTAL COMMON STOCK - (Cost - $27,084,061)		24,518,367
Cedar Realty Trust, Inc.	45,120	318,547
Cousins Properties, Inc. ^	33,480	288,598	EXCHANGE TRADED FUND - 0.5%
EastGroup Properties, Inc.	4,860	259,475	EQUITY FUND - 0.5%
First Industrial Realty Trust, Inc.	13,750	283,112	iShares Russell 2000 Value ETF ^ (Cost - $134,794)	1,500	128,880
Franklin Street Properties Corp.	26,937	262,905
Hersha Hospitality Trust	13,083	229,868	SHORT-TERM INVESTMENT - 1.3%
Invesco Mortgage Capital, Inc.	17,000	192,440	MONEY MARKET FUND - 1.3%
Mack-Cali Realty Corp.	14,760	306,860	Invesco STIT-Treasury Portfolio Institutional - 0.21% +	318,887	318,887
MFA Financial, Inc. ^	34,500	219,075	(Cost - $318,887)
Piedmont Office Realty Trust, Inc.	17,000	314,670
Ramco-Gershenson Properties Trust	17,530	299,588	COLLATERAL FOR SECURITIES LOANED - 12.5%
Summit Hotel Properties, Inc.	21,499	218,215	Mount Vernon Prime Portfolio 0.51% +	3,128,603	3,128,603
		3,702,573	(Cost - $3,128,603)
RETAIL - 4.5%			TOTAL INVESTMENTS - 112.6% (Cost - $30,666,345)		$ 28,094,737
Big Lots, Inc.	5,430	210,575	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.6) %		(3,134,159)
Build-A-Bear Workshop, Inc. *	16,132	211,007	NET ASSETS - 100.0%		$ 24,960,578
Express, Inc. *	12,110	205,386
Group 1 Automotive, Inc.	3,840	206,016	ETF - Exchange Traded Fund
Ruth's Hospitality Group, Inc. ^	8,310	135,037	REIT - Real Estate Investment Trust
Shoe Carnival, Inc.	6,850	158,851	^ All or a portion of these securiites are on loan. Total loaned securities had a value of
		1,126,872	$3,031,861 at January 31, 2016.
SAVINGS & LOANS - 4.0%			* Non Income producing security.
Berkshire Hills Bancorp, Inc.	5,300	147,234	+ Variable rate security - interest rate is as January 31, 2016.
Flagstar Bancorp, Inc. *	7,982	148,864	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
HomeStreet, Inc. *	12,335	252,621	is $30,702,304 and differs from market value by net unrealized appreciation (depreciation)
Meta Financial Group, Inc.	5,650	244,984	on securities as follow:
Provident Financial Services, Inc.	10,600	208,184		Unrealized Appreciation:	854,517
		1,001,887		Unrealized Depreciation:	(3,462,084)
SEMICONDUCTORS - 2.2%				Net Unrealized Depreciation:	(2,607,567)
Cohu, Inc.	11,771	142,547
Exar Corp. *	24,756	136,158
Tessera Technologies, Inc.	4,620	133,148
Xcerra Corp. *	22,751	124,675
		536,528

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.1%
AGRICULTURE - 2.7%			ENGINEERING & CONSTRUCTION - 2.6%
Adecoagro SA *	30,000	$ 357,600	Hyundai Engineering & Construction Co. Ltd. *	25,000	$ 771,065
KT&G Corp.	10,000	865,875	TAV Havalimanlari Holding AS	75,000	444,366
		1,223,475			1,215,431
AIRLINES - 0.8%			FOOD - 1.1%
Turk Hava Yollari AO *	150,000	371,880	BIM Birlesik Magazalar AS	15,000	253,457
			Magnit PJSC - GDR	6,000	235,418
AUTO MANUFACTURERS - 2.2%					488,875
Geely Automobile Holdings Ltd.	600,000	258,326	FOREST PRODUCTS & PAPER - 1.6%
Kia Motors Corp.	20,000	759,212	Fibria Celulose SA	30000	331,500
		1,017,538	Mondi Ltd.	25,000	413,232
AUTO PARTS & EQUIPMENT - 0.9%					744,732
Hota Industrial Manufacturing Co. Ltd. *	100,000	420,450	HOME FURNISHINGS - 1.7%
			Arcelik AS	70,000	365,088
BANKS - 17.7%			Steinhoff International Holdings Ltd.	90,000	431,830
Bancolombia SA - ADR	35,000	1,032,500			796,918
China Construction Bank Corp.	1,250,000	763,183	INSURANCE - 2.2%
China Merchants Bank Co. Ltd.	100,000	194,404	Dongbu Insurance Co. Ltd.	6,000	340,732
Commercial International Bank Egypt SAE - GDR	274,999	1,071,460	PICC Property & Casualty Co., Ltd.	400,000	684,279
Grupo Financiero Galicia SA - ADR ^	12,000	327,480			1,025,011
ICICI Bank Ltd. - ADR ^	50,000	332,500	INTERNET- 2.3%
Industrial & Commercial Bank of China Ltd.	600,000	312,291	NCSoft Corp.	1,500	295,241
Itau Unibanco Holding SA - ADR	50,000	314,500	Tencent Holdings Ltd.	40,000	751,531
OTP Bank PLC	85,000	1,807,962			1,046,772
Sberbank of Russia - ADR	120,000	658,800	IRON / STEEL- 0.7%
Turkiye Garanti Bankasi AS	400,000	1,009,198	Eregli Demir ve Celik Fabrikalari TAS	300,000	314,407
Turkiye Halk Bankasi AS	100,000	345,569
		8,169,847	LEISURE TIME - 0.6%
BEVERAGES - 0.6%			Bajaj Auto Ltd.	8,000	277,738
Ambev SA	60,000	280,200
			LODGING - 0.9%
CHEMICALS - 3.3%			Kangwon Land, Inc. *	12,500	431,675
Engro Corp Ltd.	450,000	1,145,093
UPL Ltd.	60,000	389,574	MEDIA - 0.7%
		1,534,667	Naspers Ltd.	2,500	315,598
COAL - 0.4%
Coal India Ltd.	40,000	189,567	MINING - 1.9%
			Gold Fields Ltd.	100,000	340,000
COMMERCIAL SERVICES - 1.2%			MMC Norilsk Nickel OJSC - ADR	45,000	518,850
Zhejiang Expressway Co., Ltd.	600,000	526,244			858,850
			OIL & GAS - 9.3%
COMPUTERS - 2.7%			China Petroleum & Chemical Corp.	800,000	451,988
Datatec Ltd.	55,000	145,884	Ecopetrol SA ^	85,000	547,400
Globant SA ^ *	10,000	304200	Gazprom OAO - ADR	180,000	646,200
Infosys Ltd. - ADR ^	45,000	805,950	Lukoil OAO - ADR	30,000	1,010,100
		1,256,034	MOL Hungarian Oil & Gas PLC	12,000	583,388
DISTRIBUTION / WHOLESALE - 1.4%			Pakistan Petroleum Ltd.	200,000	224,592
Hanwha Corp. *	21,200	653,832	SK Innovation Co. Ltd. *	5,000	552,462
			YPF SA - ADR	25,000	252,600
DIVERSIFIED FINANCIAL SERVICES - 2.6%					4,268,730
Capitec Bank Holdings Ltd.	10,000	304,237	PACKAGING & CONTAINERS - 0.6%
CTBC Financial Holding Co., Ltd.	1,368,166	642,819	Lee & Man Paper Manufacturing Ltd.	500,000	283,382
Hyundai Securities Co. Ltd.	60,000	271,504
		1,218,560	PHARMACEUTICALS - 1.9%
ELECTRIC - 1.9%			Richter Gedeon Nyrt	45,000	878,096
China Resources Power Holdings Co. Ltd.	150,000	255,180
Korea Electric Power Corp. *	13,700	601,291	REAL ESTATE - 1.5%
		856,471	China Overseas Land & Investment Ltd.	240,000	701,244
ELECTRONICS - 3.9%
Hon Hai Precision Industry Co., Ltd.	420,000	988,406
Pegatron Corp.	350,000	800,062
		1,788,468
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
January 31, 2016

Security	Shares	Value	Security	Shares	Value
RETAIL - 1.6%			EXCHANGE TRADED FUNDS - 5.6%
ANTA Sports Products	200,000	$ 483,520	EQUITY FUNDS - 5.6%
China Resources Beer Holdings Company Ltd. - NVDR	150,000	239,227	iShares MSCI South Africa ETF ^	20,000	$ 916,600
		722,747	iShares MSCI Taiwan ETF ^	50,000	617,000
SEMICONDUCTORS - 7.6%			Market Vectors Russia ETF	52,000	752,960
Samsung Electronics Co. Ltd.	1,700	1,644,354	Market Vectors Vietnam ETF	20,000	279,200
SK Hynix, Inc.	16,700	385,379	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,922,589)		2,565,760
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR ^	65,000	1,452,750
		3,482,483	SHORT-TERM INVESTMENT - 3.4%
SOFTWARE - 3.2%			MONEY MARKET - 3.4%
HCL Technologies Ltd.	40,000	513,798	First American Government Obligations Fund 0.02% +
NetEase, Inc. - ADR	6,000	936,840	(Cost - $1,588,025)	1,588,025	1,588,025
		1,450,638
TELECOMMUNICATIONS - 6.3%			COLLATERAL FOR SECURITIES LOANED - 7.8%
China Mobile Ltd.	130,000	1,428,063	Mount Vernon Prime Portfolio 0.51% +
Chunghwa Telecom Co Ltd. - ADR	15,000	466,800	(Cost - $3,600,900)	3,600,900	3,600,900
Mobile TeleSystems PJSC - ADR	60,000	420,000
Turkcell Iletisim Hizmetleri AS	80,000	284,906	TOTAL INVESTMENTS - 107.9% (Cost - $54,544,734)		$ 49,731,326
Vodacom Group Ltd	35,000	320,781	LIABILITIES IN EXCESS OTHER ASSETS - (7.9) %		(3,646,587)
		2,920,550	NET ASSETS - 100.0%		$ 46,084,739
TRANSPORTATION - 0.5%			^ All or a portion of these securities are on loan. Total loaned securities had a value of
Super Group Ltd. *	100,000	245,531	$3,494,284 at January 31, 2016.
			* Non-income producing security.
TOTAL COMMON STOCK (Cost - $46,433,220)		41,976,641	+ Variable rate security. Interest rate is as of January 31, 2016.
			ADR - American Depositary Receipt.	ETF - Exchange Traded Funds
			GDR - Global Depositary Receipt.	NVDR - Non-Voting Depositary Receipt
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
			is $54,554,103 and differs from market value by net unrealized appreciation (depreciation)
			on securities as follow:
				Unrealized Appreciation:	$ 1,283,768
				Unrealized Depreciation:	(6,106,545)
				Net Unrealized Depreciation:	$ (4,822,777)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
January 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.9%			ELECTRONICS - 2.2%
AEROSPACE/DEFENSE - 1.5%			Coherent, Inc. *	1,686	$ 130,277
Aerojet Rocketdyne Holdings, Inc. * ^	8,488	$ 139,628	FLIR Systems, Inc.	4,619	135,060
HEICO Corp.	5,055	281,563	IMAX Corp. *	9,410	292,275
		421,191	OSI Systems, Inc. *	1,471	80,640
AIRLINES - 0.9%					638,252
Allegiant Travel Co.	1,693	271,676	ENGINEERING & CONSTRUCTION - 0.5%
			Comfort Systems USA, Inc.	4,748	134,558
AUTO PARTS & EQUIPMENT - 0.7%
Motorcar Parts of America, Inc. *	5,744	197,421	FOOD - 1.8%
			Blue Buffalo Pet Products, Inc. * ^	15,799	268,899
BANKS - 5.0%			Smart & Final Stores, Inc. *	15,881	255,366
Bank of the Ozarks ^	5,765	255,620			524,265
BankUnited, Inc.	8,697	293,089	HEALTHCARE-PRODUCTS - 6.3%
FCB Financial Holdings, Inc. *	9,395	315,860	AtriCure, Inc. *	14,133	247,045
Webster Financial Corp.	7,514	249,239	ConforMIS, Inc. * ^	10,741	118,151
Western Alliance Bancorp *	10,094	328,863	Edwards Lifesciences Corp. *	4,686	366,492
		1,442,671	Glaukos Corp. *	8,569	139,846
BIOTECHNOLOGY - 0.7%			Nanostring Technologies, Inc. * ^	10,195	142,220
NeoGenomics, Inc. *	27,518	187,673	Nevro Corp. * ^	3,227	199,396
			West Pharmaceutical Services, Inc. ^	5,624	321,805
BUILDING MATERIALS - 0.5%			Zeltiq Aesthetics, Inc. * ^	11,902	276,364
Apogee Enterprises, Inc.	3,286	130,717			1,811,319
			HEALTHCARE-SERVICES - 5.3%
COMMERICAL SERVICES - 9.9%			Acadia Healthcare Co., Inc. * ^	4,393	268,105
Booz Allen Hamilton Holding Corp.	10,172	287,766	Ansurg Corp. *	3,835	280,684
Bright Horizons Family Solutions, Inc. *	3,898	273,523	LHC Group, Inc. *	7,923	300,440
Healthcare Services Group, Inc. ^	9,740	344,504	Premier, Inc. *	8,849	282,637
INC Research Holdings, Inc. *	6,865	289,222	Surgical Care Affiliates, Inc. *	9,145	390,217
Korn/Ferry International	8,392	258,558			1,522,083
LendingTree, Inc. *	1,217	89,681	HOME BUILDERS - 0.9%
Nord Anglia Education, Inc. * ^	12,755	220,024	Installed Building Products, Inc. *	11,736	244,461
On Assignment, Inc. *	8,022	310,050
Sabre Corp.	13,932	356,799	HOME FURNISHINGS - 0.7%
Vantiv, Inc. *	8,828	415,357	American Woodmark Corp. *	3,051	210,519
		2,845,484
COMPUTERS - 7.6%			INTERNET - 7.3%
Cray, Inc. *	7,755	305,469	8x8, Inc. *	20,639	259,226
CSRA, Inc.	4,572	122,438	Marketo, Inc. *	5,879	111,760
ExlService Holdings, Inc. *	8,554	373,468	Q2 Holdings, Inc. *	10,538	228,253
Globant SA * ^	8,930	271,651	Ringcentral, Inc. *	14,425	314,753
Leidos Holdings, Inc. ^	5,318	245,266	Shopify, Inc. * ^	13,800	320,436
Luxoft Holdings, Inc. *	4,021	301,897	Stamps.com, Inc. *	2,923	274,236
Manhattan Associates, Inc. *	4,025	232,041	WebMD Health Corp. * ^	4,854	248,088
Mercury Systems, Inc. *	17,040	325,294	Zendesk, Inc. * ^	14,922	328,433
		2,177,524			2,085,185
DIVERSIFIED FINANCIAL SERVICES - 2.0%			LEISURE TIME - 2.1%
MarketAxess Holdings, Inc.	2,470	287,088	Norwegian Cruise Line Holdings Ltd. *	6,044	274,216
WageWorks, Inc. *	6,717	300,519	Planet Fitness, Inc. * ^	23,467	335,343
		587,607			609,559
			MEDIA - 0.8%
			Gray Television, Inc. *	18,181	239,080

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
January 31, 2016

Security	Shares	Value	Security	Shares	Value
MISCELLANEOUS MANUFACTURING - 2.1%			SOFTWARE - 13.4%
Fabrinet *	13,245	$ 329,933	Activision Blizzard, Inc.	11,445	$ 398,515
Hexcel Corp.	3,172	131,257	Blackbaud, Inc.	2,220	136,486
Proto Labs, Inc. *	2,466	135,605	Broadsoft, Inc. * ^	8,797	300,945
		596,795	Callidus Software, Inc. *	22,102	341,034
OIL & GAS - 2.2%			Cvent, Inc. *	9,476	250,261
Parsley Energy, Inc. * ^	16,571	319,157	Evolent Health, Inc. * ^	17,291	170,662
PDC Energy, Inc. * ^	5,441	309,430	HubSpot, Inc. *	2,718	110,324
		628,587	inContact, Inc. *	15,229	131,731
PHARMACEUTICALS - 4.9%			Press Ganey Holdings, Inc. * ^	8,702	257,144
Acadia Pharmaceuticals, Inc. *	7,939	164,258	Proofpoint, Inc. * ^	6,043	304,325
Chiasma, Inc. * ^	13,973	143,922	Qlik Technologies, Inc. *	9,824	245,993
Dexcom, Inc. *	3,144	224,104	Red Hat, Inc. *	4,022	281,741
Diplomat Pharmacy, Inc. * ^	8,064	219,421	Tableau Software, Inc. *	3,230	259,175
Impax Laboratories, Inc. *	7,048	264,089	Take-Two Interactive Software, Inc. * ^	8,414	291,966
Pacira Pharmaceuticals, Inc. * ^	3,573	212,308	Tyler Technologies, Inc. *	2,344	368,149
PRA Health Sciences, Inc. * ^	3,998	172,234			3,848,451
		1,400,336	TELECOMMUNICATIONS - 2.5%
REAL ESTATE - 0.3%			Ciena Corp. * ^	13,056	232,005
Marcus & Millichap, Inc. *	3,481	82,291	Gigamon, Inc. * ^	14,783	386,575
			ShoreTel, Inc. *	11,940	98,027
RETAIL - 6.5%					716,607
Burlington Stores, Inc. *	4,938	265,319	TRANSPORTATION - 1.6%
Casey's General Stores, Inc.	3,343	403,634	Old Dominion Freight Line, Inc. *	4,267	233,960
Jack in the Box, Inc.	3,748	290,995	Swift Transportation Co. * ^	13,773	224,638
Panera Bread Co. *	1,629	316,026			458,598
Texas Roadhouse, Inc.	8,265	304,400
Wendy's Co.	28,207	288,558	TOTAL COMMON STOCK (Cost - $28,497,342)		27,502,843
		1,868,932
SAVINGS & LOANS - 1.0%			SHORT-TERM INVESTMENT - 4.6%
Sterling Bancorp ^	18,267	286,975	MONEY MARKET FUND - 4.6%
			Fidelity Institutional Money Market Fund -
SEMICONDUCTORS - 4.7%			Government Portfolio, 0.01% +	1,327,773	1,327,773
Cavium, Inc. *	2,289	132,236	TOTAL SHORT-TERM INVESTMENT (Cost - $1,327,773)
CEVA, Inc. *	7,330	169,689
Inphi Corp. ^	10,005	277,639	COLLATERAL FOR SECURITIES LOANED - 25.1%
MA-COM Technology Solutions Holdings, Inc. * ^	9,764	375,914	Mount Vernon Prime Portfolio 0.51% +	7,189,564	7,189,564
Monolithic Power Systems, Inc. ^	6,050	378,548	(Cost - $7,189,564)
		1,334,026
			TOTAL INVESTMENTS - 125.6% (Cost - $29,825,115) (a)		$ 36,020,180
			LIABILITIES IN EXCESS OF OTHER ASSETS - (25.6) %		(7,335,028)
			NET ASSETS - 100.0%		$ 28,685,152

			^ All or a portion of these securiites are on loan. Total loaned securities had a value of
			$7,069,793 at January 31, 2016.
			* Non-Income producing security.
			+ Variable rate security. Interest rate is as of January 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,020,180 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 1,804,018
			Unrealized Depreciation		(2,609,385)
			Net Unrealized Depreciation		$ (805,367)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
January 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America . (“GAAP”) The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 28,450,070	$ -	$ 28,450,070
Foreign Government Bonds	-	84,000	-	84,000
Municipal	-	950,285	-	950,285
U.S. Government & Agency	-	17,646,965	-	17,646,965
Bank Loans	-	2,191,401	-	2,191,401
Preferred Stock *	755,072	-	-	755,072
Short-Term Investments	2,643,175	-	-	2,643,175
Collateral for Secruities Loaned	2,375,619	-	-	2,375,619
Total Investments	$ 5,773,866	$ 49,322,721	$ -	$ 55,096,587

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 195,886,959	$ -	$ -	$ 195,886,959
Rights	58,607	-	-	58,607
Closed-End Funds	9,943,547	-	-	9,943,547
Preferred Stock *	9,187,773	-		9,187,773
Bonds & Notes *	-	26,689,891	-	26,689,891
Purchased Options	4,945,346	-	-	4,945,346
Short-Term Investments	17,297,442	-	-	17,297,442
Total Investments	$ 237,319,674	$ 26,689,891	$ -	$ 264,009,565
Derivatives
Forward Currency Exchange Contracts	$ 802,772	$ -	$ -	$ 802,772
Equity Swap Contracts	-	5,445,460	-	5,445,460
Total Derivatives	$ 802,772	$ 5,445,460	$ -	$ 6,248,232
Liabilities
Securities Sold Short	$ 50,038,352	$ -	$ -	$ 50,038,352
Total Investments	$ 50,038,352	$ -	$ -	$ 50,038,352
Derivatives
Written Options	$ 3,673,008	$ -	$ -	$ 3,673,008
Equity Swap Contracts	-	3,055,165	-	$ 3,055,165
Forward Currency Exchange Contracts	-	67,487	-	$ 67,487
Total Derivatives	$ 3,673,008	$ 3,122,652	$ -	$ 6,795,660

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$ -	$ 74,720,227	$ -	$ 74,720,227
Bonds & Notes *	-	4,637,933	-	4,637,933
Short-Term Investment	8,776,928	-	-	8,776,928
Total Investments	$ 8,776,928	$ 79,358,160	$ -	$ 88,135,088

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2016

High-Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 84,799,423	$ -	$ 84,799,423
Short-Term Investment	4,913,797	-	-	4,913,797
Total Investments	$ 4,913,797	$ 84,799,423	$ -	$ 89,713,220

International Opportunity Bond
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 10,933,278	$ -	$ 10,933,278
Foreign Government Bonds	-	17,157,962	-	17,157,962
Whole Loan Collateral		267,747		267,747
Short-Term Investments	1,547,891	-	-	1,547,891
Total Investments	$ 1,547,891	$ 28,358,987	$ -	$ 29,906,878
Derivatives
Futures	$ 45,432	$ -	$ -	$ 45,432
Forward Currency Contracts	-	252,392	-	252,392
Total Derivatives	$ 45,432	$ 252,392	$ -	$ 297,824
Total Assets	$ 1,593,323	$ 28,611,379	$ -	$ 30,204,702
Liabilities-Derivatives
Futures	$ 46,696	$ -	$ -	$ 46,696
Forward Currency Contracts	-	218,845	-	218,845
Total Derivatives	$ 46,696	$ 218,845	$ -	$ 265,541

Dynamic Macro
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,050,532	$ -	$ -	$ 14,050,532
Options	2,206,084	-	-	2,206,084
Short-Term Investments	19,552,887	-	-	19,552,887
Collateral for Securities Loaned	16,120,473	-	-	16,120,473
Total Investments	$ 51,929,976	$ -	$ -	$ 51,929,976
Derivatives
Futures	160,847	-	-	160,847
Total Assets	$ 52,090,823	$ -	$ -	$ 52,090,823
Liability-Derivatives
Futures	$ 786,938	-	-	$ 786,938
Written Put Future Option	48,147	-	-	48,147
Total Liabilities	$ 835,085	$ -	$ -	$ 835,085

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 17,352,273	$ -	$ -	$ 17,352,273
US Treasury	1,296,951	-	-	1,296,951
Short-Term Investments	4,083,064	-	-	4,083,064
Total Investments	$ 22,732,288	$ -	$ -	$ 22,732,288

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$ -	$ 19,262,664	$ -	$ 19,262,664
Preferred Stock *	3,676,228	-	-	3,676,228
Short-Term Investment	2,183,598	-	-	2,183,598
Total Investments	$ 5,859,826	$ 19,262,664	$ -	$ 25,122,490

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 49,880,093	$ -	$ -	$ 49,880,093
Short-Term Investments	1,237,640	-	-	1,237,640
Collateral for Securities Loaned	9,134,370	-	-	9,134,370
Total Investments	$ 60,252,103	$ -	$ -	$ 60,252,103

Alternative Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 4,954,010	$ -	$ -	$ 4,954,010
Exchange Traded Funds	967,750	-	-	967,750
Short-Term Investment	42,414	-	-	42,414
Collateral for Securities Loaned	1,367,720	-	-	1,367,720
Total Investments	$ 7,331,894	$ -	$ -	$ 7,331,894

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2016

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 59,606,014	$ -	$ -	$ 59,606,014
Short-Term Investment	585,347	-	-	585,347
Total Investments	$ 60,191,361	$ -	$ -	$ 60,191,361

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 382,381	$ -	$ -	$ 382,381
REITS *	40,885,843	$ -	$ -	$ 40,885,843
Short-Term Investment	292,184	-	-	292,184
Total Investments	$ 41,560,408	$ -	$ -	$ 41,560,408

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 26,018,886	$ 56,049,790	$ -	$ 82,068,676
Preferred Stock *	121,207	1,423,605	-	1,544,812
Short-Term Investments	2,036,221	-	-	2,036,221
Collateral for Securities Loaned	4,195,872	-	-	4,195,872
Total Investments	$ 32,372,186	$ 57,473,395	$ -	$ 89,845,581
Derivatives
Forward Currency Exchange Contracts	-	215,418	-	215,418
Total Assets	$ 32,372,186	$ 57,688,813	$ -	$ 90,060,999
Liabilities - Derivatives
Forward Currency Exchange Contracts	$ -	$ 1,070,803	$ -	$ 1,070,803

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 24,518,367	$ -	$ -	$ 24,518,367
Exchange Traded Fund	128,880			128,880
Short-Term Investments	318,887	-	-	318,887
Collateral for Securities Loaned	3,128,603	-	-	3,128,603
Total Investments	$ 28,094,737	$ -	$ -	$ 28,094,737

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 14,987,188	$ 26,989,453	$ -	$ 41,976,641
Exchange Traded Funds	2,565,760	-	-	2,565,760
Short-Term Investments	1,588,025	-	-	1,588,025
Collateral for Securities Loaned	3,600,900	-	-	3,600,900
Total Investments	$ 22,741,873	$ 26,989,453	$ -	$ 49,731,326

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 27,502,843	$ -	$ -	$ 27,502,843
Short-Term Investment	1,327,773	-		1,327,773
Total Investments	$ 28,830,616	$ -	$ -	$ 28,830,616

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2016

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – The International Opportunity Bond Fund and Dynamic Macro are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
January 31, 2016

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2016 categorized by risk exposure:
	Unrealized Gain/(Loss) at 1/31/2016
Risk Exposure Category	Monthly Distribution	International Opportunity Bond	Dynamic Macro	International Stock
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	(47,648,057)	-	(424,172)	-
Foreign exchange contracts	735,285	33,547	4,005	(855,385)
Interest rate contracts	-	(1,264)	(205,924)	-
Total	$ (46,912,772)	$ 32,283	$ (626,091)	$ (855,385)

The notional value of the derivative instruments outstanding as of January 31, 2016 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending - The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The famount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of January 31, 2016

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 3/30/16

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 3/30/16